UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
US Large-Cap Growth Responsible Index Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	16.85%	(9.95)%	13.79%	12.70%
Class A with 4.75% Maximum Sales Charge	—	—	11.31	(14.22)	12.69	12.00
Class I at NAV	06/19/2015	06/19/2015	17.00	(9.70)	14.10	13.04
Class R6 at NAV	02/01/2022	06/19/2015	17.00	(9.68)	14.10	13.04

Russell 1000® Growth Index	—	—	16.88%	(10.90)%	13.65%	13.42%
Calvert US Large-Cap Growth Responsible Index	—	—	17.09	(9.65)	14.43	13.34

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.65%	0.40%	0.37%
Net	0.49	0.24	0.21
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	10.8%
Microsoft Corp.	8.7
Alphabet, Inc., Class A	4.8
Amazon.com, Inc.	4.0
NVIDIA Corp.	2.9
Tesla, Inc.	2.5
Visa, Inc., Class A	1.7
Mastercard, Inc., Class A	1.4
Eli Lilly & Co.	1.4
Home Depot, Inc. (The)	1.3
Total	39.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,168.50	$2.65 **	0.49%
Class I	$1,000.00	$1,170.00	$1.30 **	0.24%
Class R6	$1,000.00	$1,170.00	$1.14 **	0.21%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.88	$1.06 **	0.21%

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,860	$ 418,221
Curtiss-Wright Corp.	435	76,673
HEICO Corp.	968	165,567
Hexcel Corp.	1,894	129,265
Woodward, Inc.	807	78,578
		$ 868,304
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	287	$ 28,519
Expeditors International of Washington, Inc.	3,123	343,905
GXO Logistics, Inc.(1)	1,389	70,089
United Parcel Service, Inc., Class B	9,686	1,878,987
		$ 2,321,500
Automobile Components — 0.2%
Aptiv PLC(1)	5,346	$ 599,768
Gentex Corp.	4,236	118,735
Lear Corp.	169	23,574
		$ 742,077
Automobiles — 2.5%
Tesla, Inc.(1)	51,996	$ 10,787,090
		$ 10,787,090
Banks — 0.0%(2)
Commerce Bancshares, Inc.	262	$ 15,287
First Financial Bankshares, Inc.	1,241	39,588
First Republic Bank(3)	918	12,843
ServisFirst Bancshares, Inc.	300	16,389
		$ 84,107
Beverages — 1.6%
Celsius Holdings, Inc.(1)	1,314	$ 122,123
Coca-Cola Co. (The)	54,436	3,376,665
Coca-Cola Consolidated, Inc.	111	59,394
Monster Beverage Corp.(1)	21,998	1,188,112
PepsiCo, Inc.	13,706	2,498,604
		$ 7,244,898
Biotechnology — 4.0%
AbbVie, Inc.	30,791	$ 4,907,162
Alkermes PLC(1)	1,137	32,052
Alnylam Pharmaceuticals, Inc.(1)	2,868	574,518
Amgen, Inc.	11,613	2,807,443
Security	Shares	Value
Biotechnology (continued)
Biogen, Inc.(1)	2,388	$ 663,936
BioMarin Pharmaceutical, Inc.(1)	4,320	420,077
Exact Sciences Corp.(1)	3,983	270,087
Exelixis, Inc.(1)	5,579	108,288
Gilead Sciences, Inc.	10,240	849,613
Halozyme Therapeutics, Inc.(1)	3,520	134,429
Horizon Therapeutics PLC(1)	5,392	588,483
Incyte Corp.(1)	4,377	316,326
Ionis Pharmaceuticals, Inc.(1)	2,559	91,459
Moderna, Inc.(1)	6,566	1,008,406
Neurocrine Biosciences, Inc.(1)	2,038	206,286
Regeneron Pharmaceuticals, Inc.(1)	2,359	1,938,319
Sarepta Therapeutics, Inc.(1)	1,492	205,642
Seagen, Inc.(1)	3,164	640,615
United Therapeutics Corp.(1)	500	111,980
Vertex Pharmaceuticals, Inc.(1)	5,892	1,856,392
		$ 17,731,513
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	169,059	$ 17,462,104
Dillard's, Inc., Class A	100	30,768
eBay, Inc.	10,488	465,353
Etsy, Inc.(1)	2,461	273,983
		$ 18,232,208
Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,688	$ 142,146
Allegion PLC	2,115	225,734
Carlisle Cos., Inc.	2,363	534,203
Carrier Global Corp.	1,877	85,873
Fortune Brands Innovations, Inc.	417	24,490
Johnson Controls International PLC	6,787	408,713
Lennox International, Inc.	887	222,885
Masco Corp.	4,323	214,940
MasterBrand, Inc.(1)	417	3,353
Simpson Manufacturing Co., Inc.	1,052	115,341
Trane Technologies PLC	2,299	422,970
Trex Co., Inc.(1)	1,770	86,146
UFP Industries, Inc.	250	19,868
		$ 2,506,662
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	25	$ 3,560
Ameriprise Financial, Inc.	132	40,458
Ares Management Corp., Class A	2,842	237,136
BlackRock, Inc.	571	382,068

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Blackstone, Inc.	14,142	$ 1,242,233
Blue Owl Capital, Inc.	2,000	22,160
Cboe Global Markets, Inc.	1,725	231,564
Charles Schwab Corp. (The)	15,964	836,194
CME Group, Inc.	389	74,501
Coinbase Global, Inc., Class A(1)	3,151	212,913
FactSet Research Systems, Inc.	796	330,412
Houlihan Lokey, Inc.	843	73,754
Interactive Brokers Group, Inc., Class A	500	41,280
Intercontinental Exchange, Inc.	2,748	286,589
KKR & Co., Inc.	8,555	449,309
LPL Financial Holdings, Inc.	1,650	333,960
MarketAxess Holdings, Inc.	782	305,989
Moody's Corp.	3,439	1,052,403
Morningstar, Inc.	576	116,945
MSCI, Inc.	1,675	937,481
Nasdaq, Inc.	4,039	220,812
Raymond James Financial, Inc.	602	56,149
S&P Global, Inc.	6,797	2,343,402
SEI Investments Co.	2,575	148,191
T. Rowe Price Group, Inc.	2,000	225,800
Tradeweb Markets, Inc., Class A	2,074	163,887
		$ 10,369,150
Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,620	$ 752,490
Ashland, Inc.	63	6,471
Avient Corp.	500	20,580
Axalta Coating Systems, Ltd.(1)	3,331	100,896
Cabot Corp.	1,450	111,128
Celanese Corp.	893	97,239
Eastman Chemical Co.	130	10,964
Ecolab, Inc.	4,508	746,209
Element Solutions, Inc.	5,276	101,880
FMC Corp.	1,886	230,337
International Flavors & Fragrances, Inc.	3,640	334,734
Livent Corp.(1)	4,824	104,777
Mosaic Co. (The)	2,442	112,039
PPG Industries, Inc.	3,733	498,654
Sherwin-Williams Co. (The)	6,301	1,416,276
		$ 4,644,674
Commercial Services & Supplies — 0.8%
Cintas Corp.	1,669	$ 772,213
Clean Harbors, Inc.(1)	405	57,737
Copart, Inc.(1)	9,046	680,350
Security	Shares	Value
Commercial Services & Supplies (continued)
MSA Safety, Inc.	1,092	$ 145,782
Republic Services, Inc.	2,452	331,559
Rollins, Inc.	5,163	193,767
Stericycle, Inc.(1)	435	18,970
Tetra Tech, Inc.	815	119,732
Waste Management, Inc.	6,674	1,088,997
		$ 3,409,107
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	4,731	$ 794,146
Ciena Corp.(1)	1,745	91,647
Cisco Systems, Inc.	19,906	1,040,586
F5, Inc.(1)	1,213	176,722
Juniper Networks, Inc.	1,587	54,625
Lumentum Holdings, Inc.(1)	1,397	75,452
Motorola Solutions, Inc.	3,394	971,125
		$ 3,204,303
Construction & Engineering — 0.2%
AECOM	1,469	$ 123,866
MasTec, Inc.(1)	680	64,219
Quanta Services, Inc.	2,741	456,761
Valmont Industries, Inc.	465	148,465
WillScot Mobile Mini Holdings Corp.(1)	3,816	178,894
		$ 972,205
Construction Materials — 0.2%
Vulcan Materials Co.	5,362	$ 919,905
		$ 919,905
Consumer Finance — 0.2%
American Express Co.	3,586	$ 591,511
Credit Acceptance Corp.(1)	94	40,988
SLM Corp.	1,000	12,390
SoFi Technologies, Inc.(1)	1,250	7,587
Upstart Holdings, Inc.(1)(3)	1,000	15,890
		$ 668,366
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.(1)	250	$ 19,018
Casey's General Stores, Inc.	141	30,521
Costco Wholesale Corp.	4,302	2,137,535
Dollar General Corp.	3,493	735,137
Dollar Tree, Inc.(1)	2,830	406,246
Performance Food Group Co.(1)	4,757	287,037
Sysco Corp.	6,278	484,850

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.	1,841	$ 304,925
US Foods Holding Corp.(1)	2,984	110,229
Walmart, Inc.	3,074	453,261
		$ 4,968,759
Containers & Packaging — 0.2%
AptarGroup, Inc.	674	$ 79,660
Avery Dennison Corp.	1,459	261,059
Ball Corp.	4,488	247,334
Crown Holdings, Inc.	2,102	173,856
Graphic Packaging Holding Co.	5,219	133,032
Packaging Corp. of America	472	65,528
Sealed Air Corp.	2,232	102,471
Sonoco Products Co.	54	3,294
		$ 1,066,234
Distributors — 0.1%
Genuine Parts Co.	120	$ 20,077
LKQ Corp.	610	34,623
Pool Corp.	731	250,324
		$ 305,024
Diversified Consumer Services — 0.1%
ADT, Inc.	226	$ 1,633
Bright Horizons Family Solutions, Inc.(1)	1,017	78,299
H&R Block, Inc.	3,168	111,672
Service Corp. International	1,324	91,065
		$ 282,669
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.	916	$ 56,728
		$ 56,728
Electric Utilities — 0.8%
Alliant Energy Corp.	500	$ 26,700
Eversource Energy	250	19,565
NextEra Energy, Inc.	44,359	3,419,192
Xcel Energy, Inc.	1,239	83,558
		$ 3,549,015
Electrical Equipment — 0.7%
Acuity Brands, Inc.	256	$ 46,779
AMETEK, Inc.	4,816	699,909
Atkore, Inc.(1)	754	105,922
Eaton Corp. PLC	3,248	556,512
Emerson Electric Co.	5,331	464,543
Security	Shares	Value
Electrical Equipment (continued)
Generac Holdings, Inc.(1)	1,574	$ 170,008
Hubbell, Inc.	385	93,674
nVent Electric PLC	760	32,635
Plug Power, Inc.(1)(3)	2,000	23,440
Regal Rexnord Corp.	191	26,880
Rockwell Automation, Inc.	3,134	919,672
Sensata Technologies Holding PLC	2,614	130,752
Sunrun, Inc.(1)	180	3,627
		$ 3,274,353
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	15,244	$ 1,245,740
CDW Corp.	2,242	436,943
Cognex Corp.	4,225	209,349
Coherent Corp.(1)	3,534	134,575
Corning, Inc.	6,269	221,170
IPG Photonics Corp.(1)	167	20,593
Keysight Technologies, Inc.(1)	4,835	780,756
Littelfuse, Inc.	388	104,019
National Instruments Corp.	2,197	115,145
Novanta, Inc.(1)	956	152,090
Rogers Corp.(1)	261	42,655
Teledyne Technologies, Inc.(1)	1,039	464,807
Trimble, Inc.(1)	6,722	352,367
Zebra Technologies Corp., Class A(1)	1,018	323,724
		$ 4,603,933
Energy Equipment & Services — 0.2%
Baker Hughes Co.	36,694	$ 1,058,989
		$ 1,058,989
Entertainment — 2.0%
AMC Entertainment Holdings, Inc., Class A(1)(3)	3,181	$ 15,937
Electronic Arts, Inc.	5,265	634,169
Liberty Media Corp.-Liberty Formula One, Class A(1)	36	2,430
Live Nation Entertainment, Inc.(1)	449	31,430
Netflix, Inc.(1)	8,885	3,069,590
Playtika Holding Corp.(1)	4,000	45,040
ROBLOX Corp., Class A(1)	8,648	388,987
Roku, Inc.(1)	2,458	161,785
Take-Two Interactive Software, Inc.(1)	3,009	358,974
Walt Disney Co. (The)(1)	38,588	3,863,816
Warner Music Group Corp., Class A	1,813	60,500
		$ 8,632,658

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 4.2%
Block, Inc., Class A(1)	10,743	$ 737,507
Euronet Worldwide, Inc.(1)	777	86,946
Fidelity National Information Services, Inc.	11,483	623,871
Fiserv, Inc.(1)	12,843	1,451,644
Jack Henry & Associates, Inc.	1,405	211,762
Mastercard, Inc., Class A	17,031	6,189,236
PayPal Holdings, Inc.(1)	22,823	1,733,179
Visa, Inc., Class A	32,276	7,276,947
WEX, Inc.(1)	735	135,159
		$ 18,446,251
Food Products — 0.8%
Darling Ingredients, Inc.(1)	4,866	$ 284,174
Flowers Foods, Inc.	1,300	35,633
General Mills, Inc.	2,876	245,783
Hershey Co. (The)	4,059	1,032,650
Hormel Foods Corp.	4,290	171,085
Lamb Weston Holdings, Inc.	4,351	454,767
McCormick & Co., Inc.	5,088	423,373
Mondelez International, Inc., Class A	10,211	711,911
		$ 3,359,376
Gas Utilities — 0.0%(2)
National Fuel Gas Co.	300	$ 17,322
New Jersey Resources Corp.	1,100	58,520
		$ 75,842
Ground Transportation — 0.6%
Avis Budget Group, Inc.(1)	117	$ 22,792
J.B. Hunt Transport Services, Inc.	1,386	243,187
Landstar System, Inc.	515	92,319
Old Dominion Freight Line, Inc.	1,920	654,413
Saia, Inc.(1)	587	159,711
Union Pacific Corp.	8,251	1,660,596
		$ 2,833,018
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	33,468	$ 3,388,970
Align Technology, Inc.(1)	1,589	530,948
Baxter International, Inc.	11,095	450,013
Becton Dickinson and Co.	4,768	1,180,271
Boston Scientific Corp.(1)	33,293	1,665,649
Cooper Cos., Inc. (The)	1,182	441,311
DENTSPLY SIRONA, Inc.	550	21,604
DexCom, Inc.(1)	8,959	1,040,857
Edwards Lifesciences Corp.(1)	14,137	1,169,554
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(1)	233	$ 9,525
Globus Medical, Inc., Class A(1)	1,635	92,606
Hologic, Inc.(1)	5,741	463,299
ICU Medical, Inc.(1)	550	90,728
IDEXX Laboratories, Inc.(1)	1,889	944,651
Inspire Medical Systems, Inc.(1)	699	163,615
Insulet Corp.(1)	1,642	523,732
Integra LifeSciences Holdings Corp.(1)	1,421	81,580
Intuitive Surgical, Inc.(1)	8,012	2,046,826
iRhythm Technologies, Inc.(1)	250	31,007
Lantheus Holdings, Inc.(1)	450	37,152
Masimo Corp.(1)	1,127	207,977
Medtronic PLC	8,795	709,053
Novocure, Ltd.(1)	2,503	150,530
Omnicell, Inc.(1)	695	40,776
Penumbra, Inc.(1)	909	253,329
ResMed, Inc.	3,424	749,822
Shockwave Medical, Inc.(1)	879	190,594
STERIS PLC	2,330	445,682
Stryker Corp.	8,205	2,342,281
Tandem Diabetes Care, Inc.(1)	1,583	64,286
Teleflex, Inc.	902	228,486
Zimmer Biomet Holdings, Inc.	5,021	648,713
		$ 20,405,427
Health Care Providers & Services — 0.6%
AMN Healthcare Services, Inc.(1)	892	$ 74,000
Chemed Corp.	371	199,505
DaVita, Inc.(1)	1,366	110,796
Elevance Health, Inc.	2,149	988,132
Encompass Health Corp.	400	21,640
Enhabit, Inc.(1)	200	2,782
Ensign Group, Inc. (The)	949	90,668
Guardant Health, Inc.(1)	2,518	59,022
HealthEquity, Inc.(1)	1,693	99,396
Henry Schein, Inc.(1)	1,040	84,802
Humana, Inc.	961	466,527
Laboratory Corp. of America Holdings	529	121,363
Molina Healthcare, Inc.(1)	976	261,070
Option Care Health, Inc.(1)	1,000	31,770
Quest Diagnostics, Inc.	250	35,370
R1 RCM, Inc.(1)	3,198	47,970
		$ 2,694,813
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)(3)	2,138	$ 69,229

9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Teladoc Health, Inc.(1)	3,846	$ 99,611
Veeva Systems, Inc., Class A(1)	2,756	506,525
		$ 675,365
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	7,486	$ 931,258
Aramark	3,454	123,653
Booking Holdings, Inc.(1)	771	2,045,008
Chipotle Mexican Grill, Inc.(1)	820	1,400,798
Choice Hotels International, Inc.	632	74,064
Darden Restaurants, Inc.	76	11,792
Domino's Pizza, Inc.	1,126	371,434
Expedia Group, Inc.(1)	2,926	283,910
Hilton Grand Vacations, Inc.(1)	600	26,658
Hilton Worldwide Holdings, Inc.	5,716	805,213
Hyatt Hotels Corp., Class A(1)	914	102,176
Marriott International, Inc., Class A	4,565	757,972
Marriott Vacations Worldwide Corp.	664	89,547
Planet Fitness, Inc., Class A(1)	1,831	142,214
Starbucks Corp.	20,325	2,116,442
Texas Roadhouse, Inc.	844	91,203
Travel + Leisure Co.	36	1,411
Vail Resorts, Inc.	757	176,896
Wyndham Hotels & Resorts, Inc.	479	32,500
Yum! Brands, Inc.	8,411	1,110,925
		$ 10,695,074
Household Durables — 0.2%
Helen of Troy, Ltd.(1)	373	$ 35,499
NVR, Inc.(1)	70	390,053
Tempur Sealy International, Inc.	2,854	112,705
TopBuild Corp.(1)	681	141,743
		$ 680,000
Household Products — 1.4%
Church & Dwight Co., Inc.	3,971	$ 351,076
Clorox Co. (The)	1,662	262,995
Colgate-Palmolive Co.	14,606	1,097,641
Kimberly-Clark Corp.	2,900	389,238
Procter & Gamble Co. (The)	27,269	4,054,627
		$ 6,155,577
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	4,755	$ 114,501
Brookfield Renewable Corp., Class A	1,673	58,471
Clearway Energy, Inc., Class C	2,094	65,605
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	300	$ 25,431
		$ 264,008
Insurance — 0.8%
Assurant, Inc.	150	$ 18,011
Brown & Brown, Inc.	3,784	217,277
Erie Indemnity Co., Class A	334	77,374
Kinsale Capital Group, Inc.	446	133,867
Marsh & McLennan Cos., Inc.	8,230	1,370,706
Primerica, Inc.	236	40,649
Progressive Corp. (The)	8,910	1,274,665
RenaissanceRe Holdings, Ltd.	745	149,253
RLI Corp.	416	55,291
Ryan Specialty Holdings, Inc.(1)	1,910	76,858
W.R. Berkley Corp.	402	25,029
		$ 3,438,980
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	201,586	$ 20,910,516
IAC, Inc.(1)	1,216	62,746
Match Group, Inc.(1)	6,033	231,607
Pinterest, Inc., Class A(1)	11,300	308,151
Snap, Inc., Class A(1)	21,283	238,582
ZoomInfo Technologies, Inc., Class A(1)	6,036	149,149
		$ 21,900,751
IT Services — 1.5%
Accenture PLC, Class A	13,268	$ 3,792,127
Akamai Technologies, Inc.(1)	3,049	238,737
Amdocs, Ltd.	1,312	125,991
Cognizant Technology Solutions Corp., Class A	4,858	295,998
EPAM Systems, Inc.(1)	1,095	327,405
Gartner, Inc.(1)	1,505	490,284
International Business Machines Corp.	875	114,704
MongoDB, Inc.(1)	1,332	310,516
Okta, Inc.(1)	2,859	246,560
Thoughtworks Holding, Inc.(1)	3,000	22,080
Twilio, Inc., Class A(1)	3,329	221,811
VeriSign, Inc.(1)	1,908	403,218
		$ 6,589,431
Leisure Products — 0.0%(2)
Brunswick Corp.	200	$ 16,400
Hasbro, Inc.	1,329	71,354
Mattel, Inc.(1)	357	6,572
		$ 94,326

10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 3.4%
10X Genomics, Inc., Class A(1)	2,310	$ 128,875
Agilent Technologies, Inc.	6,858	948,737
Avantor, Inc.(1)	15,097	319,151
Azenta, Inc.(1)	1,247	55,641
Bio-Rad Laboratories, Inc., Class A(1)	504	241,426
Bio-Techne Corp.	3,820	283,406
Bruker Corp.	2,462	194,104
Charles River Laboratories International, Inc.(1)	1,142	230,478
Danaher Corp.	14,478	3,649,035
Illumina, Inc.(1)	3,583	833,227
IQVIA Holdings, Inc.(1)	4,265	848,266
Medpace Holdings, Inc.(1)	574	107,941
Mettler-Toledo International, Inc.(1)	518	792,649
PerkinElmer, Inc.	2,878	383,522
Repligen Corp.(1)	1,210	203,716
Syneos Health, Inc.(1)	2,107	75,051
Thermo Fisher Scientific, Inc.	8,074	4,653,611
Waters Corp.(1)	1,403	434,411
West Pharmaceutical Services, Inc.	1,722	596,621
		$ 14,979,868
Machinery — 2.1%
Caterpillar, Inc.	3,971	$ 908,724
Chart Industries, Inc.(1)	1,025	128,535
Cummins, Inc.	440	105,107
Deere & Co.	4,587	1,893,881
Donaldson Co., Inc.	1,512	98,794
Dover Corp.	1,928	292,940
Evoqua Water Technologies Corp.(1)	2,858	142,100
Flowserve Corp.	1,096	37,264
Fortive Corp.	4,002	272,816
Graco, Inc.	4,337	316,644
IDEX Corp.	1,703	393,444
Illinois Tool Works, Inc.	6,299	1,533,492
Ingersoll Rand, Inc.	2,215	128,869
ITT, Inc.	998	86,127
Lincoln Electric Holdings, Inc.	1,346	227,609
Middleby Corp. (The)(1)	857	125,645
Nordson Corp.	1,194	265,378
Otis Worldwide Corp.	11,080	935,152
Parker-Hannifin Corp.	1,831	615,417
Pentair PLC	1,983	109,600
Snap-on, Inc.	284	70,117
Toro Co. (The)	2,775	308,469
Watts Water Technologies, Inc., Class A	407	68,506
Westinghouse Air Brake Technologies Corp.	1,234	124,708
Security	Shares	Value
Machinery (continued)
Xylem, Inc.	2,195	$ 229,817
		$ 9,419,155
Media — 0.4%
Cable One, Inc.	57	$ 40,014
Charter Communications, Inc., Class A(1)	1,766	631,539
Liberty Broadband Corp., Class C(1)	2,520	205,884
New York Times Co. (The), Class A	2,068	80,404
Sirius XM Holdings, Inc.	17,251	68,486
Trade Desk, Inc. (The), Class A(1)	8,768	534,059
		$ 1,560,386
Metals & Mining — 0.0%(2)
MP Materials Corp.(1)	7,850	$ 221,292
		$ 221,292
Multi-Utilities — 0.3%
Ameren Corp.	250	$ 21,597
Dominion Energy, Inc.	300	16,773
Public Service Enterprise Group, Inc.	4,262	266,162
Sempra Energy	4,993	754,742
WEC Energy Group, Inc.	914	86,638
		$ 1,145,912
Oil, Gas & Consumable Fuels — 0.0%(2)
New Fortress Energy, Inc.(3)	2,684	$ 78,990
		$ 78,990
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,281	$ 69,443
		$ 69,443
Passenger Airlines — 0.2%
American Airlines Group, Inc.(1)	1,545	$ 22,789
Delta Air Lines, Inc.(1)	12,687	443,030
Southwest Airlines Co.	11,484	373,689
		$ 839,508
Personal Care Products — 0.3%
Coty, Inc., Class A(1)	3,419	$ 41,233
Estee Lauder Cos., Inc. (The), Class A	4,463	1,099,951
Olaplex Holdings, Inc.(1)	1,500	6,405
		$ 1,147,589
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	47,187	$ 3,270,531

11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Catalent, Inc.(1)	4,094	$ 269,017
Elanco Animal Health, Inc.(1)	1,270	11,938
Eli Lilly & Co.	17,363	5,962,801
Jazz Pharmaceuticals PLC(1)	1,420	207,789
Merck & Co., Inc.	30,983	3,296,281
Organon & Co.	2,915	68,561
Pfizer, Inc.	71,990	2,937,192
Royalty Pharma PLC, Class A	8,582	309,209
Zoetis, Inc.	10,658	1,773,918
		$ 18,107,237
Professional Services — 1.2%
Alight, Inc., Class A(1)	2,650	$ 24,407
Automatic Data Processing, Inc.	6,010	1,338,006
Booz Allen Hamilton Holding Corp.	1,810	167,769
Broadridge Financial Solutions, Inc.	1,985	290,941
Concentrix Corp.	495	60,167
CoStar Group, Inc.(1)	8,853	609,529
Dun & Bradstreet Holdings, Inc.	644	7,561
Equifax, Inc.	2,566	520,487
ExlService Holdings, Inc.(1)	590	95,480
Exponent, Inc.	900	89,721
FTI Consulting, Inc.(1)	538	106,174
Genpact, Ltd.	1,993	92,117
Paychex, Inc.	5,000	572,950
Robert Half International, Inc.	1,762	141,964
SS&C Technologies Holdings, Inc.	3,316	187,255
TransUnion	3,874	240,730
TriNet Group, Inc.(1)	407	32,808
Verisk Analytics, Inc.	2,996	574,813
		$ 5,152,879
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,131	$ 155,158
Zillow Group, Inc., Class C(1)	3,639	161,826
		$ 316,984
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(1)	32,163	$ 3,152,296
Allegro MicroSystems, Inc.(1)	1,799	86,334
Analog Devices, Inc.	10,085	1,988,964
Applied Materials, Inc.	16,815	2,065,387
Broadcom, Inc.	8,150	5,228,551
Cirrus Logic, Inc.(1)	1,246	136,288
Enphase Energy, Inc.(1)	2,598	546,307
Entegris, Inc.	2,984	244,718
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	30	$ 6,525
GlobalFoundries, Inc.(1)	500	36,090
KLA Corp.	2,802	1,118,474
Lam Research Corp.	2,705	1,433,975
Lattice Semiconductor Corp.(1)	2,826	269,883
Marvell Technology, Inc.	14,455	625,902
Microchip Technology, Inc.	11,060	926,607
Micron Technology, Inc.	732	44,169
MKS Instruments, Inc.	468	41,474
Monolithic Power Systems, Inc.	872	436,471
NVIDIA Corp.	45,452	12,625,202
ON Semiconductor Corp.(1)	8,495	699,308
Power Integrations, Inc.	1,263	106,900
Qorvo, Inc.(1)	2,192	222,641
QUALCOMM, Inc.	22,514	2,872,336
Semtech Corp.(1)	1,056	25,492
Silicon Laboratories, Inc.(1)	390	68,285
Skyworks Solutions, Inc.	3,096	365,266
SolarEdge Technologies, Inc.(1)	1,048	318,540
Synaptics, Inc.(1)	675	75,026
Teradyne, Inc.	3,089	332,098
Texas Instruments, Inc.	18,115	3,369,571
Universal Display Corp.	740	114,796
		$ 39,583,876
Software — 15.3%
Adobe, Inc.(1)	9,099	$ 3,506,482
Altair Engineering, Inc., Class A(1)	850	61,293
ANSYS, Inc.(1)	1,809	602,035
AppLovin Corp., Class A(1)	2,467	38,855
Aspen Technology, Inc.(1)	603	138,009
Autodesk, Inc.(1)	4,433	922,773
BILL Holdings, Inc.(1)	1,450	117,653
Black Knight, Inc.(1)	1,619	93,190
Blackline, Inc.(1)	887	59,562
Cadence Design Systems, Inc.(1)	5,485	1,152,344
Ceridian HCM Holding, Inc.(1)	2,634	192,861
Clear Secure, Inc., Class A	1,000	26,170
CrowdStrike Holdings, Inc., Class A(1)	4,339	595,571
Datadog, Inc., Class A(1)	5,123	372,237
DocuSign, Inc.(1)	3,812	222,240
Dolby Laboratories, Inc., Class A	609	52,021
Dropbox, Inc., Class A(1)	6,016	130,066
Dynatrace, Inc.(1)	4,774	201,940
Elastic NV(1)	493	28,545
Fair Isaac Corp.(1)	532	373,831
Five9, Inc.(1)	1,549	111,977

12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	14,236	$ 946,125
Gen Digital, Inc.	12,766	219,065
Guidewire Software, Inc.(1)	1,248	102,398
HubSpot, Inc.(1)	894	383,302
Informatica, Inc., Class A(1)	1,000	16,400
Intuit, Inc.	5,471	2,439,136
Manhattan Associates, Inc.(1)	1,388	214,932
Microsoft Corp.	133,380	38,453,454
NCR Corp.(1)	3,131	73,860
Oracle Corp.	30,963	2,877,082
Palo Alto Networks, Inc.(1)	5,978	1,194,046
Paycom Software, Inc.(1)	1,079	328,027
Paycor HCM, Inc.(1)	1,000	26,520
Paylocity Holding Corp.(1)	886	176,119
PTC, Inc.(1)	2,083	267,103
Qualtrics International, Inc., Class A(1)	2,750	49,033
Qualys, Inc.(1)	765	99,465
Rapid7, Inc.(1)	970	44,533
RingCentral, Inc., Class A(1)	2,076	63,671
Roper Technologies, Inc.	1,780	784,428
Salesforce, Inc.(1)	19,434	3,882,525
ServiceNow, Inc.(1)	4,066	1,889,552
Smartsheet, Inc., Class A(1)	2,099	100,332
Splunk, Inc.(1)	513	49,186
Synopsys, Inc.(1)	3,078	1,188,877
Tenable Holdings, Inc.(1)	2,200	104,522
Tyler Technologies, Inc.(1)	785	278,392
VMware, Inc., Class A(1)	4,449	555,458
Workday, Inc., Class A(1)	4,111	849,086
Zoom Video Communications, Inc., Class A(1)	4,367	322,459
Zscaler, Inc.(1)	1,645	192,185
		$ 67,170,928
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	320	$ 38,915
AutoZone, Inc.(1)	370	909,516
Burlington Stores, Inc.(1)	888	179,465
Carvana Co.(1)(3)	2,357	23,075
Chewy, Inc., Class A(1)(3)	1,490	55,696
Five Below, Inc.(1)	1,054	217,092
Floor & Decor Holdings, Inc., Class A(1)	1,963	192,806
GameStop Corp., Class A(1)	592	13,628
Home Depot, Inc. (The)	19,469	5,745,691
Lowe's Cos., Inc.	11,623	2,324,251
O'Reilly Automotive, Inc.(1)	1,167	990,760
RH (1)	379	92,306
Ross Stores, Inc.	3,730	395,865
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	14,502	$ 1,136,377
Tractor Supply Co.	2,110	495,934
Ulta Beauty, Inc.(1)	974	531,483
Wayfair, Inc., Class A(1)	1,151	39,525
Williams-Sonoma, Inc.	741	90,150
		$ 13,472,535
Technology Hardware, Storage & Peripherals — 10.9%
Apple, Inc.	287,275	$ 47,371,648
NetApp, Inc.	1,862	118,889
Pure Storage, Inc., Class A(1)	3,920	99,999
Seagate Technology Holdings PLC	1,512	99,973
Western Digital Corp.(1)	726	27,348
		$ 47,717,857
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	88	$ 7,941
Deckers Outdoor Corp.(1)	486	218,481
lululemon Athletica, Inc.(1)	2,126	774,268
NIKE, Inc., Class B	23,423	2,872,597
Tapestry, Inc.	708	30,522
Under Armour, Inc., Class A(1)	1,854	17,594
		$ 3,921,403
Trading Companies & Distributors — 0.4%
Air Lease Corp.	30	$ 1,181
Beacon Roofing Supply, Inc.(1)	500	29,425
Core & Main, Inc., Class A(1)	1,000	23,100
Fastenal Co.	11,283	608,605
SiteOne Landscape Supply, Inc.(1)	988	135,228
United Rentals, Inc.	1,057	418,318
W.W. Grainger, Inc.	833	573,779
		$ 1,789,636
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	911	$ 133,452
Essential Utilities, Inc.	1,827	79,749
		$ 213,201
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	8,301	$ 1,202,317
		$ 1,202,317
Total Common Stocks (identified cost $340,513,775)		$438,923,666

13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	512,124	$ 512,124
Total Affiliated Fund (identified cost $512,124)		$ 512,124
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	91,424	$ 91,424
Total Securities Lending Collateral (identified cost $91,424)		$ 91,424
Total Short-Term Investments (identified cost $603,548)		$ 603,548
Total Investments — 100.0% (identified cost $341,118,489)		$439,528,380
Other Assets, Less Liabilities — 0.0%(2)		$ 30,143
Net Assets — 100.0%		$439,558,523

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $277,961.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $340,606,365) - including $277,961 of securities on loan	$ 439,016,256
Investments in securities of affiliated issuers, at value (identified cost $512,124)	512,124
Cash	24
Cash denominated in foreign currency, at value (cost $1,088)	1,192
Receivable for investments sold	62,941
Receivable for capital shares sold	273,528
Dividends and interest receivable	155,184
Dividends receivable - affiliated	3,066
Securities lending income receivable	1,141
Receivable from affiliate	59,477
Directors' deferred compensation plan	35,440
Total assets	$440,120,373
Liabilities
Payable for capital shares redeemed	$ 216,027
Deposits for securities loaned	91,424
Payable to affiliates:
Investment advisory fee	42,428
Administrative fee	42,542
Distribution and service fees	13,142
Sub-transfer agency fee	2,953
Directors' deferred compensation plan	35,440
Accrued expenses	117,894
Total liabilities	$ 561,850
Net Assets	$439,558,523
Sources of Net Assets
Paid-in capital	$ 357,572,340
Distributable earnings	81,986,183
Net Assets	$439,558,523
Class A Shares
Net Assets	$ 64,077,509
Shares Outstanding	1,440,903
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.47
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 46.69
Class I Shares
Net Assets	$ 318,841,032
Shares Outstanding	7,104,976
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.88
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 56,639,982
Shares Outstanding	1,263,909
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 44.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $347)	$ 2,082,616
Dividend income - affiliated issuers	16,205
Interest income	353
Securities lending income, net	8,860
Total investment income	$ 2,108,034
Expenses
Investment advisory fee	$ 243,054
Administrative fee	243,054
Distribution and service fees:
Class A	78,668
Directors' fees and expenses	14,029
Custodian fees	6,534
Transfer agency fees and expenses	174,862
Accounting fees	47,059
Professional fees	24,172
Registration fees	39,572
Reports to shareholders	11,825
Miscellaneous	24,838
Total expenses	$ 907,667
Waiver and/or reimbursement of expenses by affiliate	$ (338,184)
Net expenses	$ 569,483
Net investment income	$ 1,538,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (4,769,519)
Foreign currency transactions	18
Net realized loss	$ (4,769,501)
Change in unrealized appreciation (depreciation):
Investment securities	$ 66,179,642
Foreign currency	104
Net change in unrealized appreciation (depreciation)	$66,179,746
Net realized and unrealized gain	$61,410,245
Net increase in net assets from operations	$62,948,796
17
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,538,551	$ 1,743,352
Net realized loss	(4,769,501)	(10,497,557)
Net change in unrealized appreciation (depreciation)	66,179,746	(65,483,237)
Net increase (decrease) in net assets from operations	$ 62,948,796	$ (74,237,442)
Distributions to shareholders:
Class A	$ (224,890)	$ (970,439)
Class I	(1,493,216)	(4,433,200)
Class R6	(316,925)	—
Total distributions to shareholders	$ (2,035,031)	$ (5,403,639)
Capital share transactions:
Class A	$ 7,852,725	$ 10,436,610
Class I	(23,653,472)	153,430,921
Class R6	48,429,116	962,024 (1)
Net increase in net assets from capital share transactions	$ 32,628,369	$164,829,555
Net increase in net assets	$ 93,542,134	$ 85,188,474
Net Assets
At beginning of period	$ 346,016,389	$ 260,827,915
At end of period	$439,558,523	$346,016,389

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 38.18	$ 49.71	$ 39.77	$ 29.65	$ 29.83	$ 24.35
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.16	$ 0.15	$ 0.19	$ 0.20	$ 0.17
Net realized and unrealized gain (loss)	6.31	(10.79)	10.49	10.39	0.96	5.84
Total income (loss) from operations	$ 6.42	$ (10.63)	$ 10.64	$ 10.58	$ 1.16	$ 6.01
Less Distributions
From net investment income	$ (0.13)	$ (0.11)	$ (0.15)	$ (0.17)	$ (0.20)	$ (0.19)
From net realized gain	—	(0.79)	(0.55)	(0.29)	(1.14)	(0.34)
Total distributions	$ (0.13)	$ (0.90)	$ (0.70)	$ (0.46)	$ (1.34)	$ (0.53)
Net asset value — End of period	$ 44.47	$ 38.18	$ 49.71	$ 39.77	$ 29.65	$ 29.83
Total Return(2)	16.85% (3)	(21.87)%	27.06%	36.14%	4.51%	25.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,078	$47,248	$50,963	$29,021	$16,361	$14,036
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.65%	0.66%	0.67%	0.77%	0.82%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49%	0.49%	0.51%	0.57%
Net investment income	0.55% (5)	0.35%	0.32%	0.56%	0.72%	0.63%
Portfolio Turnover	10% (3)	19%	25%	53%	34%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
19
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 38.55	$ 50.15	$ 40.08	$ 29.88	$ 30.02	$ 24.45
Income (Loss) From Operations
Net investment income(1)	$ 0.16	$ 0.28	$ 0.27	$ 0.27	$ 0.28	$ 0.26
Net realized and unrealized gain (loss)	6.37	(10.87)	10.57	10.46	0.97	5.87
Total income (loss) from operations	$ 6.53	$ (10.59)	$ 10.84	$ 10.73	$ 1.25	$ 6.13
Less Distributions
From net investment income	$ (0.20)	$ (0.22)	$ (0.22)	$ (0.24)	$ (0.25)	$ (0.22)
From net realized gain	—	(0.79)	(0.55)	(0.29)	(1.14)	(0.34)
Total distributions	$ (0.20)	$ (1.01)	$ (0.77)	$ (0.53)	$ (1.39)	$ (0.56)
Net asset value — End of period	$ 44.88	$ 38.55	$ 50.15	$ 40.08	$ 29.88	$ 30.02
Total Return(2)	17.00% (3)	(21.66)%	27.40%	36.42%	4.82%	25.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$318,841	$297,905	$209,865	$112,304	$74,948	$60,367
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.41% (5)	0.40%	0.41%	0.42%	0.52%	0.58%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24%	0.24%	0.24%	0.22%
Net investment income	0.79% (5)	0.61%	0.57%	0.81%	1.00%	0.98%
Portfolio Turnover	10% (3)	19%	25%	53%	34%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
20
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 38.55	$ 50.25
Income (Loss) From Operations
Net investment income(2)	$ 0.17	$ 0.19
Net realized and unrealized gain (loss)	6.36	(11.89)
Total income (loss) from operations	$ 6.53	$(11.70)
Less Distributions
From net investment income	$ (0.27)	$ —
Total distributions	$ (0.27)	$ —
Net asset value — End of period	$ 44.81	$ 38.55
Total Return(3)	17.00% (4)	(23.28)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,640	$ 864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.38% (6)	0.40% (6)
Net expenses	0.21% (6)(7)	0.21% (6)(7)
Net investment income	0.83% (6)	0.68% (6)
Portfolio Turnover	10% (4)	19% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(8)	For the year ended September 30, 2022.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 438,923,666(2)	$ —	$ —	$ 438,923,666
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	512,124	—	—	512,124
Securities Lending Collateral	91,424	—	—	91,424
Total Investments	$439,527,214	$ —	$1,166	$439,528,380

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
23

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $243,054.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $744 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $337,440.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $243,054.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $78,668 for Class A shares.
The Fund was informed that EVD received $5,764 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $7,916 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $72,951,826 and $40,494,934, respectively.
24

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$350,779,865
Gross unrealized appreciation	$ 99,068,902
Gross unrealized depreciation	(10,320,387)
Net unrealized appreciation	$ 88,748,515
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $277,961 and the total value of collateral received was $274,831, comprised of cash of $91,424 and U.S. government and/or agencies securities of $183,407.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$91,424	$ —	$ —	$ —	$91,424
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
25

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $512,124, which represents 0.1% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,086,317	$52,420,633	$(52,994,826)	$ —	$ —	$512,124	$16,205	512,124
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	788,967	$ 31,697,117	391,567	$ 18,624,018
Reinvestment of distributions	4,071	164,856	18,125	947,927
Shares redeemed	(589,650)	(24,009,248)	(197,409)	(9,135,335)
Net increase	203,388	$ 7,852,725	212,283	$ 10,436,610
Class I
Shares sold	1,654,154	$ 68,463,016	4,412,350	$ 193,442,806
Reinvestment of distributions	36,046	1,472,104	83,068	4,376,828
Shares redeemed	(2,313,464)	(93,588,592)	(951,510)	(44,388,713)
Net increase (decrease)	(623,264)	$(23,653,472)	3,543,908	$153,430,921
Class R6
Shares sold	1,263,170	$ 49,344,230	22,493	$ 965,202
Reinvestment of distributions	7,772	316,925	—	—
Shares redeemed	(29,448)	(1,232,039)	(78)	(3,178)
Net increase	1,241,494	$ 48,429,116	22,415	$ 962,024

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
26

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190     3.31.23

Calvert
International Responsible Index Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	27.09%	(3.49)%	4.19%	5.50%
Class A with 4.75% Maximum Sales Charge	—	—	21.04	(8.07)	3.19	4.81
Class I at NAV	10/30/2015	10/30/2015	27.20	(3.27)	4.46	5.81
Class R6 at NAV	02/01/2019	10/30/2015	27.24	(3.25)	4.48	5.82

MSCI World ex USA Index	—	—	25.50%	(2.74)%	3.80%	5.19%
Calvert International Responsible Index	—	—	26.31	(4.44)	4.59	5.80

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.65%	0.40%	0.37%
Net	0.54	0.29	0.26
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Responsible Index Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co., Ltd.	2.3%
Nestle S.A.	1.9
Samsung Electronics Co., Ltd.	1.5
ASML Holding NV	1.5
Novo Nordisk A/S, Class B	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.3
AstraZeneca PLC	1.2
Roche Holding AG PC	1.1
Toyota Motor Corp.	1.1
Linde PLC	1.1
Total	14.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Responsible Index Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

4

Calvert
International Responsible Index Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,270.90	$3.11 **	0.55%
Class I	$1,000.00	$1,272.00	$1.70 **	0.30%
Class R6	$1,000.00	$1,272.40	$1.53 **	0.27%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.19	$2.77 **	0.55%
Class I	$1,000.00	$1,023.44	$1.51 **	0.30%
Class R6	$1,000.00	$1,023.59	$1.36 **	0.27%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 5.5%
Allkem, Ltd.(1)	69,172	$ 554,144
ANZ Group Holdings, Ltd.	155,792	2,400,772
APA Group	65,450	444,616
ASX, Ltd.	9,943	434,218
BlueScope Steel, Ltd.	57,904	783,752
Brambles, Ltd.	82,925	747,672
Cochlear, Ltd.	3,560	566,753
Coles Group, Ltd.	87,104	1,052,449
Commonwealth Bank of Australia	75,095	4,958,186
Computershare, Ltd.	28,258	410,453
CSL, Ltd.	24,528	4,750,348
Endeavour Group, Ltd.	92,526	420,373
Fortescue Metals Group, Ltd.	139,323	2,094,242
IGO, Ltd.	79,729	683,687
Insurance Australia Group, Ltd.	135,051	425,099
Lynas Rare Earths, Ltd.(1)	105,130	447,529
Macquarie Group, Ltd.	19,954	2,362,548
Medibank Private, Ltd.	134,333	303,145
National Australia Bank, Ltd.	160,918	2,998,441
Pilbara Minerals, Ltd.	319,710	850,557
Qantas Airways, Ltd.(1)	56,530	252,319
QBE Insurance Group, Ltd.	74,477	729,168
Ramsay Health Care, Ltd.	9,976	445,759
REA Group, Ltd.(2)	2,544	237,211
Reece, Ltd.(2)	13,514	158,382
SEEK, Ltd.(2)	17,700	286,122
Sonic Healthcare, Ltd.	24,860	582,792
South32, Ltd.	543,328	1,592,347
Suncorp Group, Ltd.	65,192	529,693
Telstra Group, Ltd.	223,796	633,656
TPG Telecom, Ltd.	27,646	90,610
Transurban Group	171,830	1,640,698
Wesfarmers, Ltd.	59,587	2,013,952
Westpac Banking Corp.	181,651	2,644,767
WiseTech Global, Ltd.	8,984	395,778
Woolworths Group, Ltd.	81,483	2,071,518
		$ 41,993,756
Austria — 0.2%
Erste Group Bank AG	17,169	$ 568,797
Verbund AG	3,128	272,082
voestalpine AG	14,344	487,735
		$ 1,328,614
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	754	$ 124,290
Ageas S.A./NV	5,466	236,450
Anheuser-Busch InBev S.A./NV	39,580	2,638,396
Azelis Group NV	3,839	97,283
D'Ieteren Group	906	176,291
Elia Group S.A./NV	1,495	197,424
Groupe Bruxelles Lambert NV	3,632	309,955
KBC Group NV	9,347	642,239
Proximus S.A.	3,652	35,316
Sofina S.A.(2)	417	93,657
Solvay S.A.	3,282	375,350
UCB S.A.	4,761	425,520
Umicore S.A.	7,884	267,435
		$ 5,619,606
Canada — 9.3%
Agnico Eagle Mines, Ltd.	42,073	$ 2,144,898
Air Canada(1)	18,211	258,040
Algonquin Power & Utilities Corp.(2)	35,497	297,844
Alimentation Couche-Tard, Inc.	49,043	2,465,758
AltaGas, Ltd.	33,419	557,107
Bank of Montreal(2)	33,149	2,952,628
Bank of Nova Scotia (The)	57,549	2,898,528
BCE, Inc.(2)	15,579	697,856
Brookfield Asset Management, Ltd., Class A	19,031	623,383
Brookfield Corp.	68,341	2,226,455
BRP, Inc.	2,389	186,948
CAE, Inc.(1)	19,361	437,789
Cameco Corp.	51,601	1,351,209
Canadian Imperial Bank of Commerce	43,768	1,855,970
Canadian National Railway Co.	35,017	4,131,825
Canadian Pacific Railway, Ltd.	51,273	3,948,192
Canadian Tire Corp., Ltd., Class A	2,727	355,872
Canadian Utilities, Ltd., Class A	7,374	205,479
CCL Industries, Inc., Class B	8,848	439,552
CGI, Inc.(1)	10,447	1,006,823
Constellation Software, Inc.	1,012	1,902,627
Dollarama, Inc.	13,478	805,489
Emera, Inc.	13,948	572,988
Empire Co., Ltd., Class A	11,152	298,955
Fortis, Inc.	25,067	1,065,556
George Weston, Ltd.	3,990	528,753
GFL Environmental, Inc.	10,029	345,802
Gildan Activewear, Inc.	7,791	258,835
Great-West Lifeco, Inc.(2)	12,032	318,895
Hydro One, Ltd.(3)	16,440	468,081
IGM Financial, Inc.(2)	4,844	144,764

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Intact Financial Corp.	8,237	$ 1,178,839
Loblaw Cos., Ltd.	9,636	878,184
Lumine Group, Inc.(1)	3,285	35,755
Lundin Mining Corp.	78,565	533,649
Magna International, Inc.	13,913	745,319
Manulife Financial Corp.	89,733	1,646,599
Metro, Inc.	14,684	807,702
National Bank of Canada	16,236	1,161,328
Northland Power, Inc.	14,233	356,799
Nutrien, Ltd.(2)	28,925	2,136,148
Open Text Corp.	12,839	495,225
Power Corp. of Canada(2)	25,221	644,568
Ritchie Bros. Auctioneers, Inc.	5,675	319,295
Rogers Communications, Inc., Class B	18,126	840,113
Royal Bank of Canada	59,347	5,675,620
Saputo, Inc.	14,003	362,327
Shaw Communications, Inc., Class B	25,522	763,677
Shopify, Inc., Class A(1)	55,598	2,665,368
Sun Life Financial, Inc.(2)	28,300	1,322,132
Teck Resources, Ltd., Class B	47,852	1,747,315
TELUS Corp.	26,536	526,793
TELUS International CDA, Inc.(1)	4,100	82,849
TFI International, Inc.	4,297	512,747
Thomson Reuters Corp.	9,428	1,226,652
TMX Group, Ltd.	2,690	271,687
Toromont Industries, Ltd.	4,217	346,128
Toronto-Dominion Bank (The)	80,202	4,803,812
Waste Connections, Inc.(4)	13,347	1,857,618
West Fraser Timber Co., Ltd.	3,117	222,330
WSP Global, Inc.	6,447	844,478
		$ 70,763,957
Denmark — 2.5%
AP Moller - Maersk A/S, Class B	282	$ 512,594
Carlsberg A/S, Class B	4,624	717,492
Chr. Hansen Holding A/S	3,939	299,641
Coloplast A/S, Class B	5,433	715,348
Danske Bank A/S(1)	26,170	526,509
Demant A/S(1)	4,371	153,450
DSV A/S	7,474	1,449,190
Genmab A/S(1)	2,593	980,168
GN Store Nord A/S(1)	5,813	130,343
H Lundbeck A/S, Class A	13,629	57,823
Novo Nordisk A/S, Class B	64,729	10,280,341
Novozymes A/S, Class B	8,679	444,392
Orsted A/S(3)	7,861	670,291
Pandora A/S	3,279	314,745
Security	Shares	Value
Denmark (continued)
ROCKWOOL International A/S, Class B	541	$ 132,663
Tryg A/S	13,664	298,771
Vestas Wind Systems A/S	47,247	1,376,986
		$ 19,060,747
Finland — 1.2%
Elisa Oyj	4,982	$ 300,471
Fortum Oyj(1)	17,211	263,647
Kesko Oyj, Class B(2)	17,111	367,738
Kone Oyj, Class B	13,219	689,424
Metso Outotec Oyj	28,190	307,817
Neste Oyj	39,604	1,956,591
Nokia Oyj	198,475	974,291
Nordea Bank Abp(2)	119,006	1,270,780
Orion Oyj, Class B	6,179	276,189
Sampo Oyj, Class A	16,782	791,861
Stora Enso Oyj, Class R	27,537	358,253
UPM-Kymmene Oyj(1)	24,278	815,449
Valmet Oyj	7,840	254,516
Wartsila Oyj Abp	17,591	166,011
		$ 8,793,038
France — 9.7%
Accor S.A.(1)	10,180	$ 330,963
Air France-KLM(1)	47,945	88,351
Air Liquide S.A.	25,119	4,204,634
ALD S.A.(3)	11,554	135,441
Alstom S.A.	13,795	375,587
Amundi S.A.(3)	2,563	161,492
Arkema S.A.	3,086	304,702
AXA S.A.	93,419	2,850,921
BioMerieux	1,619	170,669
BNP Paribas S.A.	45,244	2,701,860
Bouygues S.A.	9,333	314,765
Bureau Veritas S.A.	16,442	472,419
Capgemini SE	7,397	1,374,624
Carrefour S.A.	30,480	616,232
Cie de Saint-Gobain	37,255	2,117,707
Cie Generale des Etablissements Michelin SCA	33,221	1,015,509
Credit Agricole S.A.	50,102	565,211
Danone S.A.	33,774	2,101,540
Dassault Systemes SE	31,116	1,283,567
Edenred	12,864	761,352
Eiffage S.A.	3,806	411,870
Engie S.A.	78,508	1,242,365
EssilorLuxottica S.A.	13,772	2,483,405
Eurazeo SE	1,825	129,904

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Eurofins Scientific SE	7,106	$ 475,815
Getlink SE	19,320	318,193
Hermes International	1,506	3,050,035
Ipsen S.A.	1,880	207,010
Kering S.A.	3,081	2,010,129
Legrand S.A.	12,600	1,151,291
L'Oreal S.A.	11,001	4,915,716
LVMH Moet Hennessy Louis Vuitton SE	10,713	9,833,552
Orange S.A.	78,637	934,221
Pernod Ricard S.A.	10,549	2,388,619
Publicis Groupe S.A.	12,684	990,110
Renault S.A.(1)	9,743	397,087
Rexel S.A.(1)	10,787	256,458
Safran S.A.	17,055	2,524,764
Sanofi	51,175	5,551,398
Sartorius Stedim Biotech	1,134	347,906
Schneider Electric SE	25,856	4,321,152
SEB S.A.	1,385	157,591
Societe Generale S.A.	33,671	758,653
Sodexo S.A.	4,131	403,477
SOITEC (1)	936	150,203
Teleperformance	2,505	605,293
Thales S.A.	4,803	710,108
Ubisoft Entertainment S.A.(1)	4,837	128,921
Valeo	9,007	184,822
Veolia Environnement S.A.	32,265	995,607
Vinci S.A.	24,907	2,855,396
Vivendi SE	40,680	411,338
Worldline S.A.(1)(3)	11,068	470,374
		$ 73,720,329
Germany — 6.8%
adidas AG	7,031	$ 1,246,403
Allianz SE	17,480	4,035,014
Aroundtown S.A.	43,811	62,630
Bayerische Motoren Werke AG	17,490	1,916,879
Bechtle AG	4,581	219,373
Beiersdorf AG	4,252	553,131
BioNTech SE ADR	3,242	403,856
Brenntag SE	7,061	531,384
Carl Zeiss Meditec AG	1,767	246,128
Commerzbank AG(1)	48,184	507,293
Continental AG	4,924	368,952
Covestro AG(3)	9,816	406,513
CTS Eventim AG & Co. KGaA(1)	3,411	213,242
Daimler Truck Holding AG(1)	22,159	747,844
Delivery Hero SE(1)(3)	8,407	286,804
Security	Shares	Value
Germany (continued)
Deutsche Boerse AG	8,190	$ 1,594,675
Deutsche Lufthansa AG(1)	32,660	363,261
Deutsche Post AG	47,625	2,230,547
Deutsche Telekom AG	148,522	3,599,029
Deutsche Wohnen SE	3,000	58,980
DWS Group GmbH & Co. KGaA(3)	877	26,998
E.ON SE	103,375	1,289,574
Evonik Industries AG	9,044	190,278
Fraport AG Frankfurt Airport Services Worldwide(1)	1,848	93,157
Fresenius Medical Care AG & Co. KGaA	10,164	431,403
Fresenius SE & Co. KGaA	21,361	576,816
GEA Group AG	7,320	333,921
Hannover Rueck SE	2,452	479,563
HeidelbergCement AG	16,438	1,200,256
Hella GmbH & Co. KGaA	1,536	133,596
HelloFresh SE(1)	6,732	160,540
Henkel AG & Co. KGaA	4,052	294,770
Infineon Technologies AG	59,797	2,455,574
KION Group AG	3,562	138,113
Knorr-Bremse AG	3,492	232,605
LEG Immobilien SE	3,869	212,625
Mercedes-Benz Group AG	42,127	3,239,682
Merck KGaA	6,345	1,182,929
MTU Aero Engines AG	2,806	702,173
Muenchener Rueckversicherungs-Gesellschaft AG	6,076	2,124,385
Nemetschek SE	2,636	181,965
Puma SE	4,756	294,836
RTL Group S.A.	2,901	142,913
SAP SE	49,316	6,227,154
Scout24 SE(3)	4,026	239,462
Siemens AG	34,660	5,615,055
Siemens Energy AG(1)	23,802	524,869
Siemens Healthineers AG(3)	13,760	793,291
Symrise AG	6,596	717,803
Talanx AG	1,695	78,566
Telefonica Deutschland Holding AG(3)	48,603	149,612
thyssenkrupp AG	63,377	456,416
United Internet AG	3,162	54,507
Volkswagen AG	1,645	282,159
Vonovia SE	37,170	700,090
Wacker Chemie AG	866	140,732
Zalando SE(1)(3)	11,463	480,420
		$ 52,170,746
Hong Kong — 2.1%
AIA Group, Ltd.	513,583	$ 5,386,127
BOC Hong Kong Holdings, Ltd.	165,850	516,333

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Chow Tai Fook Jewellery Group, Ltd.(2)	128,000	$ 254,348
CK Infrastructure Holdings, Ltd.	31,500	171,387
CLP Holdings, Ltd.	87,000	628,673
ESR Group, Ltd.(3)	133,400	239,224
Fosun International, Ltd.	274,000	200,781
Hang Lung Properties, Ltd.	98,000	183,379
Hang Seng Bank, Ltd.	34,779	494,395
Henderson Land Development Co., Ltd.	71,355	246,874
HKT Trust & HKT, Ltd.	172,000	228,326
Hong Kong Exchanges & Clearing, Ltd.	57,699	2,557,490
Hongkong Land Holdings, Ltd.	62,000	272,767
MTR Corp., Ltd.	83,376	402,397
New World Development Co., Ltd.	61,250	164,187
Sino Land Co., Ltd.	178,000	240,713
Sun Hung Kai Properties, Ltd.	78,801	1,103,970
Swire Pacific, Ltd., Class A	24,393	187,460
Swire Properties, Ltd.	51,000	131,259
Techtronic Industries Co., Ltd.	64,993	704,206
WH Group, Ltd.(3)	535,041	318,963
Wharf Holdings, Ltd. (The)	63,779	145,926
Wharf Real Estate Investment Co., Ltd.	88,000	506,648
Xinyi Glass Holdings, Ltd.	314,000	561,714
		$ 15,847,547
Ireland — 1.5%
AIB Group PLC	43,077	$ 174,356
Aon PLC, Class A	10,211	3,219,426
Bank of Ireland Group PLC	41,189	416,763
CRH PLC	53,043	2,679,747
DCC PLC	12,207	711,561
ICON PLC ADR(1)	3,427	731,973
James Hardie Industries PLC CDI	52,818	1,136,841
Kerry Group PLC, Class A	7,405	738,466
Kingspan Group PLC	18,720	1,282,793
Smurfit Kappa Group PLC	10,554	382,645
		$ 11,474,571
Israel — 0.4%
Bank Hapoalim B.M.	70,312	$ 585,172
Bank Leumi Le-Israel B.M.	81,642	617,604
Check Point Software Technologies, Ltd.(1)	6,501	845,130
Mizrahi Tefahot Bank, Ltd.	8,226	257,875
Nice, Ltd.(1)	4,102	934,429
		$ 3,240,210
Italy — 1.7%
A2A SpA	77,405	$ 123,524
Security	Shares	Value
Italy (continued)
Amplifon SpA	7,329	$ 254,027
Assicurazioni Generali SpA	56,706	1,129,844
Banca Mediolanum SpA	8,796	79,621
Banco BPM SpA	71,482	279,233
DiaSorin SpA	1,327	139,842
Enel SpA	398,687	2,431,571
ERG SpA	3,073	93,244
FinecoBank Banca Fineco SpA	29,512	452,156
Hera SpA	48,247	136,380
Infrastrutture Wireless Italiane SpA(3)	17,407	228,699
Interpump Group SpA	3,238	181,581
Intesa Sanpaolo SpA	746,368	1,915,509
Italgas SpA	25,167	153,502
Mediobanca Banca di Credito Finanziario SpA	33,044	332,057
Moncler SpA	9,004	621,919
Nexi SpA(1)(3)	27,214	221,172
Pirelli & C SpA(3)	23,350	116,976
Poste Italiane SpA(3)	24,116	245,925
PRADA SpA	21,500	152,458
Prysmian SpA	13,561	569,436
Recordati Industria Chimica e Farmaceutica SpA	5,927	250,708
Reply SpA	1,162	145,916
Snam SpA	106,168	562,906
Telecom Italia SpA(1)	498,725	164,471
Terna - Rete Elettrica Nazionale	72,839	597,818
UniCredit SpA	86,699	1,634,090
UnipolSai Assicurazioni SpA(2)	13,800	34,841
		$ 13,249,426
Japan — 16.3%
Advantest Corp.	8,300	$ 769,462
Aeon Co., Ltd.	29,379	569,976
AGC, Inc.	23,555	878,152
Aisin Corp.	5,900	162,619
Ajinomoto Co., Inc.	24,908	866,496
ANA Holdings, Inc.(1)	9,256	201,178
Asahi Group Holdings, Ltd.	25,500	949,060
Astellas Pharma, Inc.	86,671	1,231,362
Bandai Namco Holdings, Inc.	23,925	515,802
Bridgestone Corp.	26,200	1,064,315
Canon, Inc.	42,968	956,891
Capcom Co., Ltd.	8,800	314,957
Central Japan Railway Co.	10,667	1,272,782
Chugai Pharmaceutical Co., Ltd.	30,156	744,630
Dai Nippon Printing Co., Ltd.	12,029	336,794
Daifuku Co., Ltd.	14,100	261,797
Dai-ichi Life Insurance Co., Ltd.	41,094	755,451

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co., Ltd.	81,139	$ 2,959,759
Daikin Industries, Ltd.	12,000	2,152,878
Daito Trust Construction Co., Ltd.	2,800	278,963
Daiwa House Industry Co., Ltd.	30,792	725,498
Daiwa Securities Group, Inc.	62,800	294,822
Denso Corp.	24,847	1,402,548
Dentsu Group, Inc.	11,000	387,731
Disco Corp.	4,800	558,392
East Japan Railway Co.	14,426	798,357
Eisai Co., Ltd.	11,625	660,295
FANUC Corp.	48,255	1,742,594
Fast Retailing Co., Ltd.(2)	7,726	1,691,318
Fuji Electric Co., Ltd.	6,600	260,636
FUJIFILM Holdings Corp.	19,600	994,954
Fujitsu, Ltd.	8,448	1,141,580
GMO Payment Gateway, Inc.	1,600	138,524
Hamamatsu Photonics K.K.	6,421	346,360
Hankyu Hanshin Holdings, Inc.	11,600	343,963
HOYA Corp.	17,187	1,899,374
Hulic Co., Ltd.	16,600	136,539
Isuzu Motors, Ltd.	31,300	374,066
Itochu Techno-Solutions Corp.	5,400	133,056
Japan Airlines Co., Ltd.	7,300	142,336
Japan Exchange Group, Inc.	19,400	296,701
Japan Post Bank Co., Ltd.	16,600	135,580
JSR Corp.	9,900	234,197
Kao Corp.	19,563	761,495
KDDI Corp.	68,618	2,116,024
Keyence Corp.	9,300	4,558,007
Kikkoman Corp.	8,209	419,098
Kirin Holdings Co., Ltd.	44,200	699,278
Komatsu, Ltd.	43,646	1,083,518
Kubota Corp.	48,094	729,169
Kyocera Corp.	14,600	761,623
Kyowa Kirin Co., Ltd.	12,806	279,575
Lixil Corp.	13,400	221,178
M3, Inc.	20,100	505,898
Makita Corp.	8,892	221,454
MEIJI Holdings Co., Ltd.	13,142	312,559
MINEBEA MITSUMI, Inc.	16,800	320,821
MISUMI Group, Inc.	13,900	349,283
Mitsubishi Chemical Group Corp.	59,060	351,258
Mitsubishi Electric Corp.	107,807	1,288,307
Mitsubishi Estate Co., Ltd.	61,208	728,049
Mitsubishi HC Capital, Inc.	29,900	154,396
Mitsubishi Heavy Industries, Ltd.	15,700	578,404
Mitsubishi UFJ Financial Group, Inc.(5)	569,657	3,650,743
Security	Shares	Value
Japan (continued)
Mitsui Fudosan Co., Ltd.	39,700	$ 745,742
Mizuho Financial Group, Inc.	105,958	1,501,167
MS&AD Insurance Group Holdings, Inc.	19,400	601,223
Murata Manufacturing Co., Ltd.	27,353	1,667,035
Nidec Corp.	25,580	1,331,208
Nintendo Co., Ltd.	51,490	1,999,952
Nippon Paint Holdings Co., Ltd.	42,645	400,995
Nippon Telegraph & Telephone Corp.	56,140	1,677,616
Nissan Chemical Corp.	7,100	322,461
Nissin Foods Holdings Co., Ltd.	3,499	319,948
Nitori Holdings Co., Ltd.	3,168	382,573
Nitto Denko Corp.	6,886	445,671
Nomura Holdings, Inc.	129,800	500,420
Nomura Research Institute, Ltd.	18,400	430,334
NTT Data Corp.	25,535	335,697
Olympus Corp.	54,000	948,388
Omron Corp.	10,582	619,331
Ono Pharmaceutical Co., Ltd.	18,122	377,629
Oracle Corp. Japan	2,126	153,542
Oriental Land Co., Ltd.	53,485	1,831,284
ORIX Corp.	53,567	883,213
Osaka Gas Co., Ltd.	16,900	277,630
Otsuka Corp.	4,388	155,839
Otsuka Holdings Co., Ltd.	18,920	600,703
Pan Pacific International Holdings Corp.	18,668	361,155
Panasonic Corp.	101,400	907,237
Rakuten Group, Inc.	37,800	176,291
Recruit Holdings Co., Ltd.	77,779	2,139,625
Renesas Electronics Corp.(1)	53,600	776,171
Resona Holdings, Inc.	91,633	442,050
Rohm Co., Ltd.	3,576	298,047
Secom Co., Ltd.	11,300	696,393
Seiko Epson Corp.	10,700	152,882
Sekisui Chemical Co., Ltd.	19,172	272,289
Sekisui House, Ltd.	26,970	549,682
Seven & i Holdings Co., Ltd.	40,300	1,820,516
SG Holdings Co., Ltd.	15,600	231,319
Shimadzu Corp.	11,526	361,831
Shin-Etsu Chemical Co., Ltd.	107,685	3,495,565
Shionogi & Co., Ltd.	13,854	624,892
Shiseido Co., Ltd.	17,397	815,628
SMC Corp.	2,832	1,501,289
SoftBank Corp.	128,800	1,486,841
SoftBank Group Corp.	57,390	2,256,201
Sompo Holdings, Inc.	11,937	473,005
Sony Group Corp.	58,100	5,291,944
Square Enix Holdings Co., Ltd.	3,700	177,806

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Subaru Corp.	28,300	$ 451,770
SUMCO Corp.	18,800	282,826
Sumitomo Chemical Co., Ltd.	65,800	221,547
Sumitomo Electric Industries, Ltd.	33,473	430,025
Sumitomo Mitsui Financial Group, Inc.	57,953	2,319,138
Sumitomo Mitsui Trust Holdings, Inc.	14,616	502,147
Suntory Beverage & Food, Ltd.	8,300	309,162
Sysmex Corp.	8,726	572,701
T&D Holdings, Inc.	21,219	262,986
Takeda Pharmaceutical Co., Ltd.	72,752	2,389,433
TDK Corp.	16,642	597,383
Terumo Corp.	29,546	799,081
TIS, Inc.	12,100	319,992
Toho Co., Ltd.	5,900	226,200
Tokio Marine Holdings, Inc.	78,700	1,514,577
Tokyo Electron, Ltd.	21,078	2,575,016
Tokyo Gas Co., Ltd.	16,400	308,209
Tokyu Corp.	34,132	454,370
TOPPAN, Inc.	21,700	437,306
Toray Industries, Inc.	71,850	411,034
TOTO, Ltd.	5,164	173,013
Toyota Industries Corp.	6,775	377,442
Toyota Motor Corp.	581,715	8,280,945
Trend Micro, Inc.	6,493	318,550
Unicharm Corp.	20,002	822,197
USS Co., Ltd.	9,200	159,616
West Japan Railway Co.	10,610	437,043
Yakult Honsha Co., Ltd.	9,186	667,458
Yamaha Corp.	5,944	229,581
Yamaha Motor Co., Ltd.	13,725	359,194
Yamato Holdings Co., Ltd.	18,100	310,692
Yaskawa Electric Corp.	13,500	592,109
Z Holdings Corp.	122,600	347,626
ZOZO, Inc.	6,400	146,380
		$124,597,891
Netherlands — 4.7%
Aalberts NV	3,792	$ 179,120
ABN AMRO Bank NV GDR(3)	16,992	269,450
Adyen NV(1)(3)	1,239	1,974,257
Aegon NV	65,405	280,794
AerCap Holdings NV(1)	5,487	308,534
Akzo Nobel NV	7,942	621,180
Argenx SE(1)(4)	1,842	684,037
Argenx SE(1)(4)	483	179,365
ASM International NV	1,959	795,159
ASML Holding NV	16,752	11,415,616
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	5,077	$ 202,013
BE Semiconductor Industries NV	3,494	305,395
Euronext NV(3)	3,924	300,480
IMCD NV	2,376	388,513
ING Groep NV	147,510	1,751,731
JDE Peet's NV	6,901	200,545
Koninklijke Ahold Delhaize NV	53,647	1,832,855
Koninklijke DSM NV	8,501	1,006,045
Koninklijke KPN NV	134,605	475,636
Koninklijke Philips NV	37,333	685,691
NN Group NV	11,475	416,656
NXP Semiconductors NV	10,863	2,025,678
Prosus NV(1)	30,781	2,410,275
QIAGEN NV(1)	9,270	425,771
Randstad NV(2)	6,100	362,125
Signify NV(3)	6,415	213,909
Stellantis NV	97,231	1,768,269
STMicroelectronics NV(4)	13,134	699,828
STMicroelectronics NV(4)	16,138	859,388
Universal Music Group NV	38,445	973,610
Wolters Kluwer NV	12,577	1,587,676
		$ 35,599,601
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	60,932	$ 331,591
Fisher & Paykel Healthcare Corp., Ltd.	21,140	353,395
Meridian Energy, Ltd.	60,330	198,476
Spark New Zealand, Ltd.	67,979	215,371
Xero, Ltd.(1)	5,226	316,964
		$ 1,415,797
Norway — 0.6%
Adevinta ASA(1)	13,306	$ 94,460
DNB Bank ASA	52,970	947,937
Gjensidige Forsikring ASA	12,137	198,468
Mowi ASA	33,455	618,783
Norsk Hydro ASA	158,369	1,181,975
Orkla ASA	54,968	389,861
Salmar ASA	5,001	217,842
Telenor ASA	45,193	529,895
TOMRA Systems ASA	18,804	317,457
Yara International ASA	10,180	442,429
		$ 4,939,107
Portugal — 0.1%
EDP - Energias de Portugal S.A.	141,538	$ 771,228

11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS S.A.	15,653	$ 367,421
		$ 1,138,649
Singapore — 1.0%
CapitaLand Investment, Ltd.	128,100	$ 355,416
DBS Group Holdings, Ltd.	90,029	2,238,277
Flex, Ltd.(1)	23,056	530,519
Oversea-Chinese Banking Corp., Ltd.	153,471	1,430,623
Singapore Airlines, Ltd.	74,156	319,870
Singapore Exchange, Ltd.	37,800	267,681
Singapore Technologies Engineering, Ltd.	94,000	258,768
Singapore Telecommunications, Ltd.	441,812	818,620
United Overseas Bank, Ltd.	60,859	1,365,009
		$ 7,584,783
South Korea — 3.5%
AMOREPACIFIC Corp.	1,608	$ 169,718
Doosan Enerbility Co., Ltd.(1)	24,719	324,609
Hana Financial Group, Inc.	12,534	392,552
HMM Co., Ltd.	18,169	285,699
HYBE Co., Ltd.(1)	883	128,938
Hyundai Glovis Co., Ltd.	870	106,249
Hyundai Mobis Co., Ltd.	2,903	482,158
Hyundai Motor Co.	7,201	1,024,505
Kakao Corp.	13,500	639,344
Kakaopay Corp.(1)	1,000	43,116
KB Financial Group, Inc.	16,069	586,875
Kia Corp.	12,871	803,254
Krafton, Inc.(1)	1,961	278,917
KT Corp.	7,272	164,417
L&F Co., Ltd.	1,113	269,827
LG Chem, Ltd.	2,572	1,412,526
LG Electronics, Inc.	5,512	491,911
LG H&H Co., Ltd.	531	245,321
LG Innotek Co., Ltd.	636	133,377
NAVER Corp.	6,756	1,058,604
NCSoft Corp.	845	242,152
Netmarble Corp.(1)(3)	635	32,556
POSCO Holdings, Inc.	7,451	2,108,045
Samsung C&T Corp.	3,704	308,464
Samsung Electro-Mechanics Co., Ltd.	2,592	306,041
Samsung Electronics Co., Ltd.	232,219	11,483,452
Samsung SDS Co., Ltd.	1,536	137,364
Shinhan Financial Group Co., Ltd.	23,699	643,791
SK Bioscience Co., Ltd.(1)	1,156	64,335
SK Hynix, Inc.	25,788	1,764,799
SK IE Technology Co., Ltd.(1)(3)	1,044	57,606
Security	Shares	Value
South Korea (continued)
SK Telecom Co., Ltd.	1,040	$ 38,586
Woori Financial Group, Inc.	22,761	200,221
		$ 26,429,329
Spain — 2.2%
Acciona S.A.	865	$ 173,553
Aena SME S.A.(1)(3)	3,684	595,733
Amadeus IT Group S.A.(1)	18,289	1,226,890
Banco Bilbao Vizcaya Argentaria S.A.(2)	242,837	1,736,129
Banco de Sabadell S.A.(2)	206,973	222,587
Banco Santander S.A.	642,758	2,395,224
Bankinter S.A.	23,595	134,029
CaixaBank S.A.	180,725	705,180
Cellnex Telecom S.A.(1)(3)	22,743	884,421
EDP Renovaveis S.A.	12,084	276,795
Enagas S.A.	29,407	565,076
Endesa S.A.	13,380	290,611
Ferrovial S.A.	19,373	570,484
Grifols S.A.(1)(2)	12,573	124,451
Iberdrola S.A.	268,506	3,344,994
Industria de Diseno Textil S.A.	44,303	1,488,368
International Consolidated Airlines Group S.A.(1)(2)	190,071	355,084
Mapfre S.A.(2)	30,543	61,555
Naturgy Energy Group S.A.	9,120	274,544
Red Electrica Corp. S.A.	17,781	312,880
Telefonica S.A.	206,985	891,446
		$ 16,630,034
Sweden — 2.9%
Alfa Laval AB	12,270	$ 438,126
Alleima AB(1)	17,687	87,375
Assa Abloy AB, Class B	46,877	1,122,820
Atlas Copco AB, Class A	179,465	2,273,525
Axfood AB	5,804	141,737
Boliden AB	31,825	1,250,220
Castellum AB(2)	12,104	140,815
Epiroc AB, Class A	42,355	840,747
EQT AB(2)	12,656	258,529
Essity AB, Class B	24,902	711,298
Fastighets AB Balder, Class B(1)	30,132	123,800
Getinge AB, Class B	10,883	265,418
H & M Hennes & Mauritz AB, Class B	28,392	405,936
Hexagon AB, Class B	88,202	1,015,153
Holmen AB, Class B	4,339	167,278
Husqvarna AB, Class B	19,098	165,767
Industrivarden AB, Class A	13,299	359,439
Indutrade AB	14,507	308,723

12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Investment AB Latour, Class B	5,932	$ 120,764
Investor AB, Class B	94,116	1,874,845
Kinnevik AB, Class B(1)	9,659	144,430
L E Lundbergforetagen AB, Class B	2,595	117,521
Lifco AB, Class B	8,561	184,598
Nibe Industrier AB, Class B	76,068	867,108
Saab AB, Class B	3,993	242,579
Sagax AB, Class B	7,116	164,026
Sandvik AB	47,155	1,000,902
Skandinaviska Enskilda Banken AB, Class A(1)	60,053	662,881
Skanska AB, Class B(2)	12,355	189,237
SKF AB, Class B	19,064	375,502
Spotify Technology S.A.(1)	5,383	719,276
SSAB AB, Class A	101,687	751,367
Svenska Cellulosa AB SCA, Class B	31,338	412,738
Svenska Handelsbanken AB, Class A(2)	62,520	541,477
Swedbank AB, Class A(2)	38,834	638,610
Swedish Orphan Biovitrum AB(1)	8,557	199,383
Tele2 AB, Class B	26,729	266,035
Telia Co. AB	108,966	276,693
Trelleborg AB, Class B	9,826	279,664
Volvo AB, Class B	76,952	1,585,722
Volvo Car AB, Class B(1)	22,115	96,746
		$ 21,788,810
Switzerland — 8.9%
ABB, Ltd.	68,176	$ 2,345,357
Accelleron Industries AG(1)	3,515	83,230
Adecco Group AG	7,319	266,595
Alcon, Inc.	20,689	1,468,660
Bachem Holding AG	1,448	145,614
Baloise Holding AG	1,582	246,343
Banque Cantonale Vaudoise	787	74,266
Barry Callebaut AG	180	381,378
Belimo Holding AG	389	188,014
BKW AG	797	125,311
Chocoladefabriken Lindt & Spruengli AG PC	54	637,775
Chubb, Ltd.	15,512	3,012,120
Cie Financiere Richemont S.A., Class A	19,177	3,075,148
Clariant AG(1)	7,779	129,049
Coca-Cola HBC AG(1)	11,049	302,468
DKSH Holding AG	1,524	122,865
Emmi AG	100	100,308
Flughafen Zurich AG(1)	769	140,893
Garmin, Ltd.	5,866	591,997
Geberit AG	1,298	724,864
Givaudan S.A.	400	1,301,915
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG	1,201	$ 167,406
Holcim Ltd.(1)	39,020	2,516,451
Julius Baer Group, Ltd.	7,623	520,715
Kuehne + Nagel International AG	2,026	603,414
Logitech International S.A.	6,707	391,464
Lonza Group AG	3,015	1,815,028
Nestle S.A.	116,680	14,226,851
Novartis AG	80,642	7,404,429
Partners Group Holding AG	805	758,087
PSP Swiss Property AG	1,851	210,642
Roche Holding AG PC	29,457	8,417,116
Schindler Holding AG	2,656	562,059
SGS S.A.	291	641,873
SIG Group AG(1)	13,847	356,743
Sika AG	6,095	1,709,620
Sonova Holding AG	1,937	571,393
Straumann Holding AG	4,612	691,729
Swatch Group AG (The)	1,089	375,041
Swiss Life Holding AG	1,169	721,397
Swiss Prime Site AG	3,251	270,345
Swiss Re AG	10,399	1,068,325
Swisscom AG	1,052	671,357
TE Connectivity, Ltd.	13,463	1,765,672
Temenos AG	2,695	187,534
UBS Group AG	120,108	2,541,580
VAT Group AG(3)	1,080	390,186
Zurich Insurance Group AG	5,524	2,647,093
		$ 67,667,720
Taiwan — 4.5%
Advantech Co., Ltd.	17,499	$ 214,080
Airtac International Group	8,000	312,875
ASE Technology Holding Co., Ltd.	138,904	515,481
AUO Corp.	408,000	247,876
Cathay Financial Holding Co., Ltd.	421,973	580,992
Chailease Holding Co., Ltd.	69,436	510,657
Chang Hwa Commercial Bank, Ltd.	226,240	129,158
Chunghwa Telecom Co., Ltd.	174,055	684,192
CTBC Financial Holding Co., Ltd.	792,000	570,343
Delta Electronics, Inc.	95,319	945,720
E Ink Holdings, Inc.	34,000	207,524
E.Sun Financial Holding Co., Ltd.	571,265	475,733
Eva Airways Corp.	107,000	94,955
Evergreen Marine Corp. Taiwan, Ltd.	43,200	226,254
Far EasTone Telecommunications Co., Ltd.	78,073	192,949
Feng TAY Enterprise Co., Ltd.	19,000	120,943
First Financial Holding Co., Ltd.	443,628	386,130

13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co., Ltd.	331,550	$ 617,049
Globalwafers Co., Ltd.	8,000	136,753
Hotai Motor Co., Ltd.	16,000	337,680
Hua Nan Financial Holdings Co., Ltd.	389,937	286,858
Largan Precision Co., Ltd.	4,000	286,777
MediaTek, Inc.	70,883	1,837,721
Mega Financial Holding Co., Ltd.	446,559	483,976
Nan Ya Printed Circuit Board Corp.	9,000	84,366
Nanya Technology Corp.	53,000	116,246
Novatek Microelectronics Corp.	28,000	397,895
Powerchip Semiconductor Manufacturing Corp.	106,508	116,358
President Chain Store Corp.	29,828	264,351
Quanta Computer, Inc.	138,398	405,442
Realtek Semiconductor Corp.	21,000	268,052
Shanghai Commercial & Savings Bank, Ltd. (The)	180,081	277,945
SinoPac Financial Holdings Co., Ltd.	392,315	214,498
Taishin Financial Holding Co., Ltd.	495,543	271,178
Taiwan Cement Corp.	794,000	949,624
Taiwan Mobile Co., Ltd.	90,748	301,108
Taiwan Semiconductor Manufacturing Co., Ltd.	978,240	17,143,271
Unimicron Technology Corp.	62,000	302,391
Uni-President Enterprises Corp.	270,000	638,277
United Microelectronics Corp.(1)	541,000	946,713
Vanguard International Semiconductor Corp.	37,000	118,363
Wan Hai Lines, Ltd.	57,270	129,615
Yageo Corp.	14,326	249,732
Yang Ming Marine Transport Corp.	71,000	150,728
Yuanta Financial Holding Co., Ltd.	381,718	280,709
		$ 34,029,538
United Kingdom — 12.7%
3i Group PLC	46,069	$ 960,238
abrdn PLC	92,079	231,751
Admiral Group PLC	13,617	341,935
Allfunds Group PLC	8,789	58,245
Amcor PLC	82,591	939,886
Anglo American PLC	80,216	2,668,104
Antofagasta PLC	42,151	825,631
Ashtead Group PLC	24,681	1,515,533
Associated British Foods PLC	21,710	520,994
AstraZeneca PLC	66,897	9,268,865
Atlassian Corp., Class A(1)	8,174	1,399,144
Auto Trader Group PLC(3)	51,638	393,878
Aviva PLC	138,035	689,503
B&M European Value Retail S.A.	48,687	290,066
BAE Systems PLC	173,344	2,096,790
Barratt Developments PLC	56,017	322,366
Security	Shares	Value
United Kingdom (continued)
Berkeley Group Holdings PLC	6,369	$ 329,965
BT Group PLC	373,220	672,291
Bunzl PLC	16,317	616,335
Burberry Group PLC	18,915	605,655
Centrica PLC	305,679	400,327
Clarivate PLC(1)(2)	20,945	196,674
Coca-Cola Europacific Partners PLC	12,590	745,202
Compass Group PLC	111,251	2,795,909
ConvaTec Group PLC(3)	79,361	224,259
Croda International PLC	8,092	650,382
Dechra Pharmaceuticals PLC	6,518	213,396
Diageo PLC	113,416	5,061,713
DS Smith PLC	75,730	294,841
easyJet PLC(1)	11,967	76,481
Ferguson PLC	10,515	1,406,381
GSK PLC	218,624	3,862,936
Haleon PLC	271,422	1,078,205
Halma PLC	22,785	629,014
Hargreaves Lansdown PLC	17,001	168,420
Howden Joinery Group PLC	25,541	220,534
HSBC Holdings PLC	832,451	5,657,748
Informa PLC	86,230	739,116
InterContinental Hotels Group PLC	11,511	753,575
Intermediate Capital Group PLC	13,780	207,995
Intertek Group PLC	10,313	516,523
Investec PLC	30,875	171,340
J Sainsbury PLC	106,705	367,191
JD Sports Fashion PLC	113,384	249,697
Kingfisher PLC	100,207	323,920
Legal & General Group PLC	294,186	870,086
Liberty Global PLC, Class A(1)	21,049	410,455
Linde PLC	22,657	8,053,204
Lloyds Banking Group PLC	3,300,071	1,940,267
London Stock Exchange Group PLC	17,158	1,666,551
M&G PLC	101,463	248,689
Melrose Industries PLC	229,517	472,702
Mondi PLC	27,417	435,300
National Grid PLC	194,626	2,632,705
Next PLC	6,975	566,926
Ocado Group PLC(1)	44,952	297,645
Pearson PLC	45,751	478,780
Persimmon PLC	18,827	292,340
Phoenix Group Holdings PLC	45,305	306,100
Prudential PLC	129,133	1,768,041
Reckitt Benckiser Group PLC	35,277	2,683,785
RELX PLC	111,815	3,621,341
Rentokil Initial PLC	158,520	1,158,550

14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Rightmove PLC	38,886	$ 270,671
RS Group PLC	26,415	298,656
Sage Group PLC (The)	50,878	488,247
Schroders PLC	52,561	299,727
Severn Trent PLC	11,819	419,845
Smith & Nephew PLC	44,993	625,426
Smiths Group PLC	18,937	401,630
Spirax-Sarco Engineering PLC	4,253	624,437
SSE PLC	56,363	1,257,675
St. James's Place PLC	29,428	441,581
Standard Chartered PLC	115,599	876,132
Taylor Wimpey PLC	168,138	247,360
Tesco PLC	461,227	1,512,100
Unilever PLC	111,041	5,754,033
United Utilities Group PLC	33,962	444,476
Vodafone Group PLC	1,416,756	1,562,819
Weir Group PLC (The)	16,294	373,808
Whitbread PLC	12,863	475,176
WPP PLC	69,876	830,190
		$ 96,866,410
Total Common Stocks (identified cost $702,898,257)		$755,950,216

Short-Term Investments — 0.8%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	1,552,745	$ 1,552,745
Total Affiliated Fund (identified cost $1,552,745)		$ 1,552,745

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	4,498,402	$ 4,498,402
Total Securities Lending Collateral (identified cost $4,498,402)		$ 4,498,402
Total Short-Term Investments (identified cost $6,051,147)		$ 6,051,147
Value
Total Investments — 100.0% (identified cost $708,949,404)	$762,001,363
Other Assets, Less Liabilities — 0.0%(8)	$ 372,768
Net Assets — 100.0%	$762,374,131

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $12,458,673.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $10,996,473 or 1.4% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Amount is less than 0.05%.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	20.9%
Industrials	15.1
Information Technology	13.4
Health Care	11.3
Consumer Discretionary	10.3
Consumer Staples	9.6
Materials	8.6
Communication Services	5.1
Utilities	3.4
Real Estate	1.1
Energy	0.4
Total	99.2%

15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $704,506,112) - including $12,458,673 of securities on loan	$ 756,797,875
Investments in securities of affiliated issuers, at value (identified cost $4,443,292)	5,203,488
Cash	85
Cash denominated in foreign currency, at value (cost $1,543,187)	1,543,699
Receivable for capital shares sold	2,360,233
Dividends receivable	2,446,013
Dividends receivable - affiliated	64,611
Securities lending income receivable	20,285
Tax reclaims receivable	1,012,529
Receivable from affiliate	66,705
Directors' deferred compensation plan	51,221
Total assets	$769,566,744
Liabilities
Payable for investments purchased	$ 1,834,549
Payable for capital shares redeemed	433,779
Deposits for securities loaned	4,498,402
Payable to affiliates:
Investment advisory fee	74,762
Administrative fee	74,921
Distribution and service fees	15,289
Sub-transfer agency fee	3,890
Directors' deferred compensation plan	51,221
Accrued expenses	205,800
Total liabilities	$ 7,192,613
Net Assets	$762,374,131
Sources of Net Assets
Paid-in capital	$ 755,883,616
Distributable earnings	6,490,515
Net Assets	$762,374,131
Class A Shares
Net Assets	$ 73,918,415
Shares Outstanding	2,792,206
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.47
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 27.79
Class I Shares
Net Assets	$ 567,108,935
Shares Outstanding	21,138,270
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.83
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 121,346,781
Shares Outstanding	4,528,187
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.
18
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $849,394)	$ 6,929,693
Dividend income - affiliated issuers (net of foreign taxes withheld of $6,580)	84,784
Securities lending income, net	56,250
Other income	126
Total investment income	$ 7,070,853
Expenses
Investment advisory fee	$ 422,470
Administrative fee	422,470
Distribution and service fees:
Class A	82,341
Directors' fees and expenses	24,731
Custodian fees	65,865
Transfer agency fees and expenses	245,048
Accounting fees	91,510
Professional fees	32,219
Registration fees	52,189
Reports to shareholders	18,901
Miscellaneous	37,697
Total expenses	$ 1,495,441
Waiver and/or reimbursement of expenses by affiliate	$ (377,585)
Net expenses	$ 1,117,856
Net investment income	$ 5,952,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (16,482,403)
Investment securities - affiliated issuers	9,563
Foreign currency transactions	102,540
Net realized loss	$ (16,370,300)
Change in unrealized appreciation (depreciation):
Investment securities	$ 172,459,439
Investment securities - affiliated issuers	1,066,273
Foreign currency	387,853
Net change in unrealized appreciation (depreciation)	$173,913,565
Net realized and unrealized gain	$157,543,265
Net increase in net assets from operations	$163,496,262
19
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,952,997	$ 16,815,200
Net realized loss	(16,370,300)	(25,157,181)
Net change in unrealized appreciation (depreciation)	173,913,565	(204,505,146)
Net increase (decrease) in net assets from operations	$163,496,262	$(212,847,127)
Distributions to shareholders:
Class A	$ (1,253,239)	$ (835,991)
Class I	(9,691,079)	(10,622,020)
Class R6	(2,227,475)	(2,024,813)
Total distributions to shareholders	$ (13,171,793)	$ (13,482,824)
Capital share transactions:
Class A	$ 20,299,366	$ 12,448,423
Class I	(14,778,827)	164,598,671
Class R6	4,032,395	34,325,572
Net increase in net assets from capital share transactions	$ 9,552,934	$ 211,372,666
Net increase (decrease) in net assets	$159,877,403	$ (14,957,285)
Net Assets
At beginning of period	$ 602,496,728	$ 617,454,013
At end of period	$762,374,131	$ 602,496,728
20
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 21.21	$ 29.79	$ 24.08	$ 22.81	$ 23.18	$ 23.11
Income (Loss) From Operations
Net investment income(1)	$ 0.18	$ 0.61	$ 0.61	$ 0.40	$ 0.56	$ 0.62
Net realized and unrealized gain (loss)	5.52	(8.64)	5.33	1.26	(0.51)	(0.23)
Total income (loss) from operations	$ 5.70	$ (8.03)	$ 5.94	$ 1.66	$ 0.05	$ 0.39
Less Distributions
From net investment income	$ (0.44)	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)	$ (0.32)
Total distributions	$ (0.44)	$ (0.55)	$ (0.23)	$ (0.39)	$ (0.42)	$ (0.32)
Net asset value — End of period	$ 26.47	$ 21.21	$ 29.79	$ 24.08	$ 22.81	$ 23.18
Total Return(2)	27.09% (3)	(27.50)%	24.74%	7.31%	0.34%	1.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,918	$40,139	$43,359	$25,497	$34,344	$24,415
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)(6)	0.65%	0.67%	0.74%	0.89%	1.03%
Net expenses	0.55% (5)(6)(7)	0.54% (7)	0.54%	0.54%	0.57%	0.62%
Net investment income	1.49% (5)	2.27%	2.11%	1.77%	2.56%	2.66%
Portfolio Turnover	15% (3)	14%	13%	18%	51%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense that rounds to 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
21
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 21.49	$ 30.17	$ 24.43	$ 23.12	$ 23.47	$ 23.32
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.69	$ 0.72	$ 0.51	$ 0.60	$ 0.64
Net realized and unrealized gain (loss)	5.60	(8.75)	5.37	1.22	(0.50)	(0.17)
Total income (loss) from operations	$ 5.81	$ (8.06)	$ 6.09	$ 1.73	$ 0.10	$ 0.47
Less Distributions
From net investment income	$ (0.47)	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)
Total distributions	$ (0.47)	$ (0.62)	$ (0.35)	$ (0.42)	$ (0.45)	$ (0.32)
Net asset value — End of period	$ 26.83	$ 21.49	$ 30.17	$ 24.43	$ 23.12	$ 23.47
Total Return(2)	27.20% (3)	(27.32)%	25.07%	7.55%	0.60%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$567,109	$468,639	$481,361	$197,395	$67,854	$88,253
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.41% (5)(6)	0.40%	0.42%	0.49%	0.64%	0.79%
Net expenses	0.30% (5)(6)(7)	0.29% (7)	0.29%	0.29%	0.29%	0.27%
Net investment income	1.70% (5)	2.52%	2.43%	2.22%	2.73%	2.71%
Portfolio Turnover	15% (3)	14%	13%	18%	51%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense that rounds to 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
22
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 21.48	$ 30.16	$ 24.43	$ 23.12	$ 21.50
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.69	$ 0.75	$ 0.49	$ 0.51
Net realized and unrealized gain (loss)	5.59	(8.74)	5.34	1.25	1.11
Total income (loss) from operations	$ 5.81	$ (8.05)	$ 6.09	$ 1.74	$ 1.62
Less Distributions
From net investment income	$ (0.49)	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Total distributions	$ (0.49)	$ (0.63)	$ (0.36)	$ (0.43)	$ —
Net asset value — End of period	$ 26.80	$ 21.48	$ 30.16	$ 24.43	$ 23.12
Total Return(3)	27.24% (4)	(27.30)%	25.08%	7.59%	7.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,347	$93,719	$92,734	$29,215	$16,867
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.38% (6)(7)	0.37%	0.39%	0.46%	0.56% (6)
Net expenses	0.27% (6)(7)(8)	0.26% (8)	0.26%	0.26%	0.26% (6)
Net investment income	1.74% (6)	2.52%	2.52%	2.13%	3.40% (6)
Portfolio Turnover	15% (4)	14%	13%	18%	51% (9)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense that rounds to 0.01%.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(9)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
24

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 41,993,756	$ —	$ 41,993,756
Austria	—	1,328,614	—	1,328,614
Belgium	—	5,619,606	—	5,619,606
Canada	70,728,202	35,755	—	70,763,957
Denmark	—	19,060,747	—	19,060,747
Finland	—	8,793,038	—	8,793,038
France	—	73,720,329	—	73,720,329
Germany	403,856	51,766,890	—	52,170,746
Hong Kong	—	15,847,547	—	15,847,547
Ireland	3,951,399	7,523,172	—	11,474,571
Israel	845,130	2,395,080	—	3,240,210
Italy	—	13,249,426	—	13,249,426
Japan	—	124,597,891	—	124,597,891
Netherlands	2,759,983	32,839,618	—	35,599,601
New Zealand	—	1,415,797	—	1,415,797
Norway	—	4,939,107	—	4,939,107
Portugal	—	1,138,649	—	1,138,649
Singapore	530,519	7,054,264	—	7,584,783
South Korea	—	26,429,329	—	26,429,329
Spain	—	16,630,034	—	16,630,034
Sweden	719,276	21,069,534	—	21,788,810
Switzerland	5,369,789	62,297,931	—	67,667,720
Taiwan	—	34,029,538	—	34,029,538
United Kingdom	13,150,946	83,715,464	—	96,866,410
Total Common Stocks	$ 98,459,100	$657,491,116 (1)	$ —	$755,950,216
Short-Term Investments:
Affiliated Fund	$ 1,552,745	$ —	$ —	$ 1,552,745
Securities Lending Collateral	4,498,402	—	—	4,498,402
Total Investments	$104,510,247	$657,491,116	$ —	$762,001,363

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and
25

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $422,470.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $1,069 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $376,516.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $422,470.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $82,341 for Class A shares.
The Fund was informed that EVD received $1,477 as its portion of the sales charge on sales of Class A shares and $8 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
26

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $9,790 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $102,196,028 and $104,174,959, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $13,179,645 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $8,710,007 are short-term and $4,469,638 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$729,872,863
Gross unrealized appreciation	$ 74,207,189
Gross unrealized depreciation	(42,078,689)
Net unrealized appreciation	$ 32,128,500
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $12,458,673 and the total value of collateral received was $13,205,076, comprised of cash of $4,498,402 and U.S. government and/or agencies securities of $8,706,674.
27

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,498,402	$ —	$ —	$ —	$4,498,402
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
7  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $5,203,488, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,568,839	$ 343,782	$ (337,714)	$ 9,563	$ 1,066,273	$ 3,650,743	$ 60,544	569,657
Short-Term Investments
Liquidity Fund	612	60,182,789	(58,630,656)	—	—	1,552,745	24,240	1,552,745
Total				$9,563	$1,066,273	$5,203,488	$84,784
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
28

Calvert
International Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,322,028	$ 30,677,006	806,018	$ 22,595,079
Reinvestment of distributions	32,365	782,256	27,103	808,758
Shares redeemed	(454,281)	(11,159,896)	(396,281)	(10,955,414)
Net increase	900,112	$ 20,299,366	436,840	$ 12,448,423
Class I
Shares sold	4,510,374	$ 111,857,326	10,633,616	$ 286,200,830
Reinvestment of distributions	373,831	9,151,390	331,902	10,013,478
Shares redeemed	(5,552,604)	(135,787,543)	(5,113,555)	(131,615,637)
Net increase (decrease)	(668,399)	$ (14,778,827)	5,851,963	$ 164,598,671
Class R6
Shares sold	537,049	$ 13,259,500	2,182,164	$ 56,577,967
Reinvestment of distributions	86,724	2,120,397	60,894	1,836,567
Shares redeemed	(457,915)	(11,347,502)	(955,137)	(24,088,962)
Net increase	165,858	$ 4,032,395	1,287,921	$ 34,325,572
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
29

Calvert
International Responsible Index Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
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Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
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32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196     3.31.23

Calvert
US Large-Cap Value Responsible Index Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	11.61%	(8.61)%	6.86%	7.09%
Class A with 4.75% Maximum Sales Charge	—	—	6.31	(12.94)	5.82	6.42
Class I at NAV	06/19/2015	06/19/2015	11.79	(8.37)	7.15	7.41
Class R6 at NAV	02/01/2022	06/19/2015	11.79	(8.34)	7.15	7.41

Russell 1000® Value Index	—	—	13.55%	(5.91)%	7.49%	7.53%
Calvert US Large-Cap Value Responsible Index	—	—	11.91	(8.27)	7.38	7.67

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.61%	0.36%	0.31%
Net	0.49	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	1.7
Walmart, Inc.	1.6
Verizon Communications, Inc.	1.5
Cisco Systems, Inc.	1.5
Comcast Corp., Class A	1.5
PepsiCo, Inc.	1.4
Intel Corp.	1.3
Procter & Gamble Co. (The)	1.3
AT&T, Inc.	1.3
Total	16.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,116.10	$2.59 **	0.49%
Class I	$1,000.00	$1,117.90	$1.27 **	0.24%
Class R6	$1,000.00	$1,117.90	$1.00 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.98	$0.96 **	0.19%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	7,804	$ 1,375,533
Hexcel Corp.	1,631	111,316
Woodward, Inc.	11,811	1,150,037
		$ 2,636,886
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	24,280	$ 2,412,704
FedEx Corp.	45,260	10,341,457
GXO Logistics, Inc.(1)	11,577	584,176
United Parcel Service, Inc., Class B	49,868	9,673,893
		$ 23,012,230
Automobile Components — 0.4%
Autoliv, Inc.	22,941	$ 2,141,772
BorgWarner, Inc.	59,284	2,911,437
Gentex Corp.	14,204	398,138
Lear Corp.	13,400	1,869,166
		$ 7,320,513
Automobiles — 1.4%
Ford Motor Co.	764,054	$ 9,627,081
General Motors Co.	260,324	9,548,684
Harley-Davidson, Inc.	38,598	1,465,566
Rivian Automotive, Inc., Class A(1)	154,691	2,394,617
Thor Industries, Inc.	13,880	1,105,403
		$ 24,141,351
Banks — 12.1%
Bank of America Corp.	1,049,071	$ 30,003,431
Bank OZK	30,787	1,052,915
BOK Financial Corp.	7,900	666,839
Cadence Bank	49,544	1,028,533
Citigroup, Inc.	322,589	15,126,198
Citizens Financial Group, Inc.	118,645	3,603,249
Comerica, Inc.	30,744	1,334,904
Commerce Bancshares, Inc.	28,962	1,689,933
Cullen/Frost Bankers, Inc.	14,131	1,488,559
East West Bancorp, Inc.	34,507	1,915,138
F.N.B. Corp.	93,643	1,086,259
Fifth Third Bancorp	166,703	4,440,968
First Citizens Bancshares, Inc., Class A	2,602	2,532,006
First Financial Bankshares, Inc.	16,054	512,123
First Horizon Corp.	130,363	2,317,854
First Interstate BancSystem, Inc., Class A	19,115	570,774
Security	Shares	Value
Banks (continued)
First Republic Bank(2)	34,299	$ 479,843
Glacier Bancorp, Inc.	28,341	1,190,605
Hancock Whitney Corp.	23,119	841,532
Home BancShares, Inc.	43,549	945,449
Huntington Bancshares, Inc.	350,606	3,926,787
JPMorgan Chase & Co.	422,829	55,098,847
KeyCorp	229,321	2,871,099
M&T Bank Corp.	39,800	4,758,886
New York Community Bancorp, Inc.	164,764	1,489,467
Old National Bancorp	67,047	966,818
Pinnacle Financial Partners, Inc.	19,141	1,055,818
PNC Financial Services Group, Inc. (The)	72,410	9,203,311
Popular, Inc.	17,855	1,025,055
Prosperity Bancshares, Inc.	20,511	1,261,837
Regions Financial Corp.	230,020	4,269,171
ServisFirst Bancshares, Inc.	7,267	396,996
SouthState Corp.	17,529	1,249,116
Synovus Financial Corp.	33,320	1,027,256
Truist Financial Corp.	238,723	8,140,454
U.S. Bancorp	242,225	8,732,211
UMB Financial Corp.	10,130	584,704
United Bankshares, Inc.	33,651	1,184,515
Valley National Bancorp	114,132	1,054,580
Webster Financial Corp.	42,464	1,673,931
Wells Fargo & Co.	580,921	21,714,827
Western Alliance Bancorp	23,365	830,392
Wintrust Financial Corp.	15,286	1,115,114
Zions Bancorp NA	33,958	1,016,363
		$ 207,474,667
Beverages — 2.7%
Coca-Cola Co. (The)	246,418	$ 15,285,309
Coca-Cola Consolidated, Inc.	559	299,110
Keurig Dr Pepper, Inc.	203,421	7,176,693
PepsiCo, Inc.	128,065	23,346,249
		$ 46,107,361
Biotechnology — 2.1%
AbbVie, Inc.	55,822	$ 8,896,352
Alkermes PLC(1)	29,278	825,347
Amgen, Inc.	8,295	2,005,316
Apellis Pharmaceuticals, Inc.(1)	29,617	1,953,537
Biogen, Inc.(1)	13,382	3,720,598
Biohaven, Ltd.(1)	14,310	195,475
Exelixis, Inc.(1)	16,145	313,374
Gilead Sciences, Inc.	146,009	12,114,367

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(1)	14,919	$ 533,205
Moderna, Inc.(1)	16,988	2,609,017
Sarepta Therapeutics, Inc.(1)	5,962	821,742
United Therapeutics Corp.(1)	6,152	1,377,802
		$ 35,366,132
Broadline Retail — 0.1%
Dillard's, Inc., Class A	779	$ 239,683
Kohl's Corp.	18,404	433,230
Macy's, Inc.	58,581	1,024,582
Nordstrom, Inc.	21,641	352,099
		$ 2,049,594
Building Products — 1.6%
Allegion PLC	4,497	$ 479,965
Carlisle Cos., Inc.	2,992	676,401
Carrier Global Corp.	161,999	7,411,454
Fortune Brands Innovations, Inc.	18,073	1,061,427
Johnson Controls International PLC	102,459	6,170,081
Lennox International, Inc.	179	44,979
Masco Corp.	2,147	106,749
MasterBrand, Inc.(1)	21,845	175,634
Owens Corning	37,261	3,569,604
Trane Technologies PLC	34,427	6,333,879
UFP Industries, Inc.	12,131	964,051
		$ 26,994,224
Capital Markets — 6.3%
Affiliated Managers Group, Inc.	7,546	$ 1,074,701
Ameriprise Financial, Inc.	21,018	6,442,017
Bank of New York Mellon Corp. (The)	163,865	7,446,026
BlackRock, Inc.	20,577	13,768,482
Blue Owl Capital, Inc.	79,454	880,350
Carlyle Group, Inc. (The)	51,963	1,613,971
Cboe Global Markets, Inc.	5,492	737,246
Charles Schwab Corp. (The)	135,274	7,085,652
CME Group, Inc.	61,998	11,873,857
Evercore, Inc., Class A	8,134	938,501
Franklin Resources, Inc.	69,044	1,860,045
Goldman Sachs Group, Inc. (The)	54,085	17,691,744
Houlihan Lokey, Inc.	1,439	125,898
Interactive Brokers Group, Inc., Class A	22,529	1,859,994
Intercontinental Exchange, Inc.	82,037	8,555,639
Invesco, Ltd.	109,805	1,800,802
Jefferies Financial Group, Inc.	44,644	1,417,001
KKR & Co., Inc.	31,879	1,674,285
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	30,137	$ 1,647,590
Northern Trust Corp.	50,354	4,437,698
Raymond James Financial, Inc.	42,024	3,919,579
State Street Corp.	77,662	5,878,237
Stifel Financial Corp.	24,209	1,430,510
T. Rowe Price Group, Inc.	29,039	3,278,503
Tradeweb Markets, Inc., Class A	2,500	197,550
Virtu Financial, Inc., Class A	24,490	462,861
		$ 108,098,739
Chemicals — 2.4%
Air Products & Chemicals, Inc.	25,959	$ 7,455,684
Ashland, Inc.	18,661	1,916,671
Avient Corp.	34,690	1,427,840
Axalta Coating Systems, Ltd.(1)	47,943	1,452,194
Cabot Corp.	2,500	191,600
Celanese Corp.	29,031	3,161,186
Eastman Chemical Co.	42,916	3,619,536
Ecolab, Inc.	28,552	4,726,213
Element Solutions, Inc.	14,852	286,792
FMC Corp.	20,702	2,528,335
Huntsman Corp.	69,676	1,906,335
International Flavors & Fragrances, Inc.	44,875	4,126,705
Mosaic Co. (The)	82,564	3,788,036
PPG Industries, Inc.	32,647	4,360,986
		$ 40,948,113
Commercial Services & Supplies — 0.7%
Cintas Corp.	15	$ 6,940
Clean Harbors, Inc.(1)	8,494	1,210,905
Republic Services, Inc.	26,840	3,629,305
Stericycle, Inc.(1)	25,784	1,124,440
Tetra Tech, Inc.	4,443	652,721
Waste Management, Inc.	30,591	4,991,533
		$ 11,615,844
Communications Equipment — 1.6%
Ciena Corp.(1)	11,616	$ 610,072
Cisco Systems, Inc.	481,078	25,148,353
Juniper Networks, Inc.	47,122	1,621,939
		$ 27,380,364
Construction & Engineering — 0.5%
AECOM	21,240	$ 1,790,957
EMCOR Group, Inc.	13,939	2,266,342
MasTec, Inc.(1)	11,360	1,072,838

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	7,968	$ 1,327,788
Valmont Industries, Inc.	2,427	774,893
WillScot Mobile Mini Holdings Corp.(1)	14,396	674,884
		$ 7,907,702
Construction Materials — 0.1%
Vulcan Materials Co.	10,907	$ 1,871,205
		$ 1,871,205
Consumer Finance — 1.9%
Ally Financial, Inc.	70,208	$ 1,789,602
American Express Co.	73,809	12,174,795
Capital One Financial Corp.	76,007	7,308,833
Credit Acceptance Corp.(1)	397	173,108
Discover Financial Services	59,964	5,926,842
OneMain Holdings, Inc.	27,627	1,024,409
SLM Corp.	50,401	624,468
SoFi Technologies, Inc.(1)	161,657	981,258
Synchrony Financial	107,141	3,115,660
		$ 33,118,975
Consumer Staples Distribution & Retail — 4.7%
Albertsons Cos., Inc., Class A	45,596	$ 947,485
BJ's Wholesale Club Holdings, Inc.(1)	22,508	1,712,184
Casey's General Stores, Inc.	7,977	1,726,701
Costco Wholesale Corp.	35,734	17,755,153
Dollar General Corp.	8,714	1,833,948
Dollar Tree, Inc.(1)	15,950	2,289,622
Kroger Co. (The)	160,497	7,923,737
Sysco Corp.	78,233	6,041,935
Target Corp.	65,272	10,811,001
US Foods Holding Corp.(1)	30,662	1,132,654
Walmart, Inc.	190,268	28,055,017
		$ 80,229,437
Containers & Packaging — 1.4%
AptarGroup, Inc.	14,255	$ 1,684,799
Avery Dennison Corp.	8,776	1,570,290
Ball Corp.	59,937	3,303,128
Berry Global Group, Inc.	45,768	2,695,735
Crown Holdings, Inc.	16,530	1,367,196
Graphic Packaging Holding Co.	48,159	1,227,573
Packaging Corp. of America	27,964	3,882,242
Sealed Air Corp.	22,575	1,036,418
Silgan Holdings, Inc.	30,764	1,651,104
Sonoco Products Co.	35,049	2,137,989
Security	Shares	Value
Containers & Packaging (continued)
WestRock Co.	97,760	$ 2,978,747
		$ 23,535,221
Distributors — 0.4%
Genuine Parts Co.	26,269	$ 4,395,066
LKQ Corp.	48,129	2,731,802
		$ 7,126,868
Diversified Consumer Services — 0.1%
ADT, Inc.	46,044	$ 332,898
Service Corp. International	30,261	2,081,352
		$ 2,414,250
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,133,935	$ 21,828,249
Iridium Communications, Inc.	9,639	596,943
Lumen Technologies, Inc.	245,549	650,705
Verizon Communications, Inc.	649,458	25,257,421
		$ 48,333,318
Electric Utilities — 2.6%
Alliant Energy Corp.	70,888	$ 3,785,419
Avangrid, Inc.	21,037	838,956
Constellation Energy Corp.	80,977	6,356,695
Evergy, Inc.	67,264	4,111,176
Eversource Energy	83,411	6,527,745
Exelon Corp.	203,869	8,540,072
Hawaiian Electric Industries, Inc.	32,250	1,238,400
IDACORP, Inc.	14,927	1,617,042
NRG Energy, Inc.	66,300	2,273,427
PNM Resources, Inc.	25,163	1,224,935
Portland General Electric Co.	26,388	1,290,109
Xcel Energy, Inc.	110,535	7,454,480
		$ 45,258,456
Electrical Equipment — 2.0%
Acuity Brands, Inc.	7,515	$ 1,373,216
AMETEK, Inc.	19,135	2,780,890
Atkore, Inc.(1)	2,385	335,045
ChargePoint Holdings, Inc.(1)(2)	97,890	1,024,908
Eaton Corp. PLC	53,348	9,140,646
Emerson Electric Co.	84,751	7,385,202
Hubbell, Inc.	16,186	3,938,216
nVent Electric PLC	44,309	1,902,628
Plug Power, Inc.(1)(2)	86,771	1,016,956
Regal Rexnord Corp.	23,924	3,366,824

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	21,895	$ 1,095,188
Sunrun, Inc.(1)	37,757	760,804
		$ 34,120,523
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	10,984	$ 897,612
Arrow Electronics, Inc.(1)	11,255	1,405,412
Avnet, Inc.	16,955	766,366
CDW Corp.	4,982	970,942
Corning, Inc.	93,521	3,299,421
IPG Photonics Corp.(1)	3,419	421,597
Jabil, Inc.	26,186	2,308,558
Littelfuse, Inc.	3,225	864,590
National Instruments Corp.	7,227	378,767
Rogers Corp.(1)	792	129,437
TD SYNNEX Corp.	9,713	940,121
Teledyne Technologies, Inc.(1)	2,671	1,194,898
		$ 13,577,721
Energy Equipment & Services — 0.1%
Baker Hughes Co.	33,819	$ 976,016
		$ 976,016
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(1)(2)	108,932	$ 545,749
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,526	440,505
Live Nation Entertainment, Inc.(1)	35,461	2,482,270
Warner Bros. Discovery, Inc.(1)	477,886	7,216,079
Warner Music Group Corp., Class A	9,351	312,043
		$ 10,996,646
Financial Services — 0.6%
Affirm Holdings, Inc.(1)	46,761	$ 526,996
Equitable Holdings, Inc.	88,848	2,255,851
Essent Group, Ltd.	26,124	1,046,266
Marqeta, Inc., Class A(1)	91,289	417,191
MGIC Investment Corp.	67,274	902,817
Rocket Cos., Inc., Class A(1)	29,308	265,530
TFS Financial Corp.	12,192	153,985
Toast, Inc., Class A(1)	64,797	1,150,147
Voya Financial, Inc.	24,782	1,770,922
Western Union Co. (The)	81,098	904,243
		$ 9,393,948
Food Products — 3.4%
Bunge, Ltd.	38,809	$ 3,707,036
Security	Shares	Value
Food Products (continued)
Campbell Soup Co.	51,819	$ 2,849,009
Conagra Brands, Inc.	123,927	4,654,698
Flowers Foods, Inc.	48,807	1,337,800
General Mills, Inc.	102,144	8,729,226
Hershey Co. (The)	3,047	775,187
Hormel Foods Corp.	42,101	1,678,988
Ingredion, Inc.	17,129	1,742,533
JM Smucker Co. (The)	27,042	4,255,599
Kellogg Co.	66,519	4,454,112
Kraft Heinz Co. (The)	179,982	6,959,904
McCormick & Co., Inc.	27,184	2,261,981
Mondelez International, Inc., Class A	182,255	12,706,819
Post Holdings, Inc.(1)	14,236	1,279,389
		$ 57,392,281
Gas Utilities — 0.4%
National Fuel Gas Co.	22,580	$ 1,303,769
New Jersey Resources Corp.	18,371	977,337
ONE Gas, Inc.	16,146	1,279,248
Southwest Gas Holdings, Inc.	19,735	1,232,451
UGI Corp.	61,913	2,152,096
		$ 6,944,901
Ground Transportation — 0.9%
Avis Budget Group, Inc.(1)	4,802	$ 935,430
J.B. Hunt Transport Services, Inc.	3,349	587,616
Knight-Swift Transportation Holdings, Inc.	40,366	2,283,908
Landstar System, Inc.	2,205	395,268
RXO, Inc.(1)	28,243	554,692
Ryder System, Inc.	10,999	981,551
Schneider National, Inc., Class B	14,425	385,869
Union Pacific Corp.	41,670	8,386,504
XPO, Inc.(1)	28,243	900,952
		$ 15,411,790
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	55,672	$ 5,637,347
Baxter International, Inc.	12,240	496,454
Becton Dickinson and Co.	21,957	5,435,236
DENTSPLY SIRONA, Inc.	54,276	2,131,961
Envista Holdings Corp.(1)	43,226	1,767,079
Integra LifeSciences Holdings Corp.(1)	2,416	138,703
iRhythm Technologies, Inc.(1)	8,234	1,021,263
Lantheus Holdings, Inc.(1)	14,317	1,182,011
Medtronic PLC	165,199	13,318,343

9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	2,686	$ 680,391
		$ 31,808,788
Health Care Providers & Services — 3.6%
agilon health, Inc.(1)	64,044	$ 1,521,045
AMN Healthcare Services, Inc.(1)	2,991	248,133
Centene Corp.(1)	116,970	7,393,674
CVS Health Corp.	210,198	15,619,813
DaVita, Inc.(1)	2,388	193,691
Elevance Health, Inc.	25,706	11,819,876
Encompass Health Corp.	25,870	1,399,567
Enhabit, Inc.(1)	14,884	207,037
Ensign Group, Inc. (The)	6,741	644,035
Henry Schein, Inc.(1)	29,324	2,391,079
Humana, Inc.	16,911	8,209,614
Laboratory Corp. of America Holdings	19,224	4,410,370
Molina Healthcare, Inc.(1)	5,220	1,396,298
Option Care Health, Inc.(1)	31,326	995,227
Premier, Inc., Class A	33,936	1,098,508
Quest Diagnostics, Inc.	30,902	4,372,015
		$ 61,919,982
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)	2,309	$ 287,240
Aramark	38,531	1,379,410
Darden Restaurants, Inc.	30,716	4,765,894
Hilton Grand Vacations, Inc.(1)	13,156	584,521
Marriott International, Inc., Class A	16,363	2,716,912
Starbucks Corp.	72,181	7,516,207
Texas Roadhouse, Inc.	7,744	836,817
Travel + Leisure Co.	24,329	953,697
Vail Resorts, Inc.	1,569	366,644
Wyndham Hotels & Resorts, Inc.	16,847	1,143,069
		$ 20,550,411
Household Durables — 1.3%
D.R. Horton, Inc.	70,774	$ 6,913,912
Helen of Troy, Ltd.(1)	463	44,064
Leggett & Platt, Inc.	29,726	947,665
Lennar Corp., Class A	63,652	6,690,462
Mohawk Industries, Inc.(1)	9,944	996,588
Newell Brands, Inc.	77,962	969,847
PulteGroup, Inc.	66,510	3,876,203
Tempur Sealy International, Inc.	148	5,844
TopBuild Corp.(1)	208	43,293
Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	10,869	$ 1,434,925
		$ 21,922,803
Household Products — 1.8%
Church & Dwight Co., Inc.	9,690	$ 856,693
Clorox Co. (The)	6,906	1,092,805
Colgate-Palmolive Co.	14,493	1,089,149
Kimberly-Clark Corp.	38,188	5,125,593
Procter & Gamble Co. (The)	147,121	21,875,422
		$ 30,039,662
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	141,769	$ 3,413,797
Brookfield Renewable Corp., Class A	34,501	1,205,810
Ormat Technologies, Inc.	8,136	689,689
		$ 5,309,296
Insurance — 6.6%
Aflac, Inc.	116,266	$ 7,501,482
Allstate Corp. (The)	56,963	6,312,070
American Financial Group, Inc.	16,563	2,012,405
American International Group, Inc.	146,004	7,352,761
Arch Capital Group, Ltd.(1)	87,836	5,961,429
Assurant, Inc.	11,498	1,380,565
Axis Capital Holdings, Ltd.	17,866	974,054
Brown & Brown, Inc.	14,497	832,418
Cincinnati Financial Corp.	37,989	4,257,807
Enstar Group, Ltd.(1)	2,890	669,873
Erie Indemnity Co., Class A	3,081	713,744
Everest Re Group, Ltd.	9,580	3,429,832
F&G Annuities & Life, Inc.	4,856	87,991
Fidelity National Financial, Inc.	60,938	2,128,564
First American Financial Corp.	31,666	1,762,530
Globe Life, Inc.	23,283	2,561,596
Hanover Insurance Group, Inc. (The)	8,141	1,046,119
Hartford Financial Services Group, Inc. (The)	77,066	5,370,730
Lincoln National Corp.	41,853	940,437
Markel Corp.(1)	3,240	4,138,808
Marsh & McLennan Cos., Inc.	21,414	3,566,502
MetLife, Inc.	127,173	7,368,404
Old Republic International Corp.	67,614	1,688,322
Primerica, Inc.	7,037	1,212,053
Principal Financial Group, Inc.	59,655	4,433,560
Progressive Corp. (The)	35,045	5,013,538
Prudential Financial, Inc.	76,887	6,361,630
Reinsurance Group of America, Inc.	16,407	2,178,193

10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
RenaissanceRe Holdings, Ltd.	651	$ 130,421
RLI Corp.	4,498	597,829
Selective Insurance Group, Inc.	13,904	1,325,468
Travelers Cos., Inc. (The)	46,747	8,012,903
Unum Group	48,747	1,928,431
W.R. Berkley Corp.	43,825	2,728,545
Willis Towers Watson PLC	25,996	6,040,950
		$ 112,021,964
Interactive Media & Services — 0.0%(3)
IAC, Inc.(1)	6,068	$ 313,109
		$ 313,109
IT Services — 2.1%
Amdocs, Ltd.	12,927	$ 1,241,380
Cloudflare, Inc., Class A(1)	59,322	3,657,794
Cognizant Technology Solutions Corp., Class A	55,238	3,365,651
DXC Technology Co.(1)	44,839	1,146,085
International Business Machines Corp.	139,173	18,244,189
Snowflake, Inc., Class A(1)	55,631	8,583,307
Thoughtworks Holding, Inc.(1)	5,000	36,800
		$ 36,275,206
Leisure Products — 0.2%
Brunswick Corp.	22,848	$ 1,873,536
Hasbro, Inc.	12,009	644,763
Mattel, Inc.(1)	61,975	1,140,960
		$ 3,659,259
Life Sciences Tools & Services — 0.0%(3)
Azenta, Inc.(1)	5,587	$ 249,292
Illumina, Inc.(1)	1,896	440,915
PerkinElmer, Inc.	1,000	133,260
		$ 823,467
Machinery — 5.9%
AGCO Corp.	23,395	$ 3,163,004
Caterpillar, Inc.	62,335	14,264,741
CNH Industrial NV	289,758	4,424,605
Cummins, Inc.	28,072	6,705,839
Deere & Co.	23,374	9,650,657
Donaldson Co., Inc.	20,218	1,321,044
Dover Corp.	25,219	3,831,775
Flowserve Corp.	32,147	1,092,998
Fortive Corp.	65,913	4,493,289
IDEX Corp.	5,399	1,247,331
Security	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	20,903	$ 5,088,835
Ingersoll Rand, Inc.	90,851	5,285,711
ITT, Inc.	19,716	1,701,491
Lincoln Electric Holdings, Inc.	3,859	652,557
Middleby Corp. (The)(1)	9,101	1,334,298
Nordson Corp.	2,563	569,652
Oshkosh Corp.	24,342	2,024,767
PACCAR, Inc.	107,185	7,845,942
Parker-Hannifin Corp.	15,792	5,307,849
Pentair PLC	32,606	1,802,134
Snap-on, Inc.	16,485	4,069,982
Stanley Black & Decker, Inc.	52,241	4,209,580
Timken Co. (The)	24,212	1,978,605
Watts Water Technologies, Inc., Class A	4,099	689,944
Westinghouse Air Brake Technologies Corp.	43,756	4,421,981
Xylem, Inc.	38,551	4,036,290
		$ 101,214,901
Media — 2.5%
Altice USA, Inc., Class A(1)	50,749	$ 173,562
Cable One, Inc.	426	299,052
Charter Communications, Inc., Class A(1)	3,840	1,373,222
Comcast Corp., Class A	648,894	24,599,571
Interpublic Group of Cos., Inc. (The)	118,340	4,406,982
New York Times Co. (The), Class A	16,394	637,399
Omnicom Group, Inc.	57,259	5,401,814
Paramount Global, Class B	181,344	4,045,785
Sirius XM Holdings, Inc.	20,000	79,400
TEGNA, Inc.	63,407	1,072,212
		$ 42,088,999
Metals & Mining — 1.2%
Commercial Metals Co.	46,462	$ 2,271,992
Nucor Corp.	50,860	7,856,344
Reliance Steel & Aluminum Co.	18,816	4,830,820
Steel Dynamics, Inc.	44,050	4,980,293
		$ 19,939,449
Multi-Utilities — 3.2%
Ameren Corp.	66,449	$ 5,740,529
Black Hills Corp.	19,533	1,232,532
CMS Energy Corp.	84,994	5,216,932
Consolidated Edison, Inc.	79,093	7,566,827
Dominion Energy, Inc.	161,957	9,055,016
DTE Energy Co.	52,646	5,766,843
NiSource, Inc.	120,240	3,361,910

11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	86,891	$ 5,426,343
Sempra Energy	29,306	4,429,895
WEC Energy Group, Inc.	68,086	6,453,872
		$ 54,250,699
Oil, Gas & Consumable Fuels — 0.0%(3)
Enviva, Inc.(2)	7,750	$ 223,820
New Fortress Energy, Inc.(2)	13,734	404,192
		$ 628,012
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	603	$ 32,689
		$ 32,689
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	33,105	$ 1,389,086
American Airlines Group, Inc.(1)	137,609	2,029,733
Southwest Airlines Co.	503	16,367
		$ 3,435,186
Personal Care Products — 0.1%
Coty, Inc., Class A(1)	71,499	$ 862,278
		$ 862,278
Pharmaceuticals — 2.3%
Elanco Animal Health, Inc.(1)	123,944	$ 1,165,074
Merck & Co., Inc.	182,615	19,428,410
Organon & Co.	41,900	985,488
Perrigo Co. PLC	39,171	1,405,064
Pfizer, Inc.	406,582	16,588,545
		$ 39,572,581
Professional Services — 1.0%
Alight, Inc., Class A(1)	62,528	$ 575,883
ASGN, Inc.(1)	15,211	1,257,493
Automatic Data Processing, Inc.	23,510	5,234,031
Booz Allen Hamilton Holding Corp.	14,125	1,309,246
Broadridge Financial Solutions, Inc.	3,048	446,745
Concentrix Corp.	2,920	354,926
Dun & Bradstreet Holdings, Inc.	40,531	475,834
FTI Consulting, Inc.(1)	1,651	325,825
Genpact, Ltd.	10,315	476,759
ManpowerGroup, Inc.	15,839	1,307,193
Paychex, Inc.	15,608	1,788,521
Robert Half International, Inc.	8,347	672,518
Science Applications International Corp.	10,839	1,164,759
Security	Shares	Value
Professional Services (continued)
SS&C Technologies Holdings, Inc.	9,900	$ 559,053
TriNet Group, Inc.(1)	5,550	447,386
Verisk Analytics, Inc.	3,845	737,702
		$ 17,133,874
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)	61,268	$ 4,460,923
Howard Hughes Corp. (The)(1)	10,868	869,440
Jones Lang LaSalle, Inc.(1)	14,007	2,037,878
		$ 7,368,241
Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.	23,110	$ 601,322
Broadcom, Inc.	543	348,356
First Solar, Inc.(1)	19,276	4,192,530
GlobalFoundries, Inc.(1)	9,745	703,394
Intel Corp.	683,379	22,325,992
Marvell Technology, Inc.	24,644	1,067,085
Micron Technology, Inc.	191,407	11,549,499
MKS Instruments, Inc.	13,681	1,212,410
ON Semiconductor Corp.(1)	1,850	152,292
Silicon Laboratories, Inc.(1)	2,095	366,814
Skyworks Solutions, Inc.	303	35,748
Wolfspeed, Inc.(1)(2)	26,219	1,702,924
		$ 44,258,366
Software — 0.5%
Altair Engineering, Inc., Class A(1)	511	$ 36,848
AppLovin Corp., Class A(1)	3,000	47,250
BILL Holdings, Inc.(1)	8,824	715,979
Black Knight, Inc.(1)	11,633	669,595
Ceridian HCM Holding, Inc.(1)	2,970	217,463
Clear Secure, Inc., Class A	11,469	300,144
Confluent, Inc., Class A(1)	30,352	730,573
Dolby Laboratories, Inc., Class A	3,302	282,057
Elastic NV(1)	9,713	562,383
Guidewire Software, Inc.(1)	6,592	540,874
Informatica, Inc., Class A(1)	1,000	16,400
Paycor HCM, Inc.(1)	5,415	143,606
Rapid7, Inc.(1)	2,000	91,820
Roper Technologies, Inc.	3,777	1,664,486
SentinelOne, Inc., Class A(1)	40,909	669,271
Splunk, Inc.(1)	25,039	2,400,739
Tenable Holdings, Inc.(1)	2,000	95,020
		$ 9,184,508

12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	7,695	$ 935,789
AutoNation, Inc.(1)	6,366	855,336
Bath & Body Works, Inc.	47,879	1,751,414
Best Buy Co., Inc.	40,298	3,154,125
Burlington Stores, Inc.(1)	3,494	706,137
CarMax, Inc.(1)	32,188	2,069,045
Dick's Sporting Goods, Inc.	12,122	1,719,991
GameStop Corp., Class A(1)	48,596	1,118,680
Gap, Inc. (The)	40,507	406,690
Lithia Motors, Inc., Class A	5,683	1,301,009
Penske Automotive Group, Inc.	4,768	676,150
Petco Health & Wellness Co., Inc.(1)	34,160	307,440
Ross Stores, Inc.	29,019	3,079,787
TJX Cos., Inc. (The)	78,740	6,170,066
Wayfair, Inc., Class A(1)	6,016	206,589
Williams-Sonoma, Inc.	5,702	693,705
		$ 25,151,953
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	49,655	$ 1,996,628
Hewlett Packard Enterprise Co.	271,174	4,319,802
HP, Inc.	208,214	6,111,081
NetApp, Inc.	26,591	1,697,835
Pure Storage, Inc., Class A(1)	23,514	599,842
Seagate Technology Holdings PLC	28,490	1,883,759
Western Digital Corp.(1)	56,405	2,124,776
		$ 18,733,723
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings, Ltd.(1)	23,625	$ 1,110,375
Columbia Sportswear Co.	5,937	535,755
Hanesbrands, Inc.(2)	78,117	410,895
Levi Strauss & Co., Class A	20,110	366,605
PVH Corp.	12,855	1,146,152
Ralph Lauren Corp.	8,206	957,394
Skechers USA, Inc., Class A(1)	25,448	1,209,289
Tapestry, Inc.	39,226	1,691,033
Under Armour, Inc., Class A(1)	8,707	82,630
VF Corp.	75,120	1,720,999
		$ 9,231,127
Trading Companies & Distributors — 0.7%
Air Lease Corp.	30,781	$ 1,211,848
Beacon Roofing Supply, Inc.(1)	6,022	354,395
Core & Main, Inc., Class A(1)	19,620	453,222
MSC Industrial Direct Co., Inc., Class A	18,296	1,536,864
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	9,788	$ 3,873,699
Univar Solutions, Inc.(1)	62,456	2,187,834
W.W. Grainger, Inc.	448	308,587
WESCO International, Inc.	8,575	1,325,180
		$ 11,251,629
Water Utilities — 0.5%
American Water Works Co., Inc.	38,173	$ 5,591,963
Essential Utilities, Inc.	47,570	2,076,430
		$ 7,668,393
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	38,399	$ 5,561,711
		$ 5,561,711
Total Common Stocks (identified cost $1,531,427,445)		$1,703,967,542

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(4)	9,712	$ 9,712
Total Affiliated Fund (identified cost $9,712)		$ 9,712
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(5)	2,010,004	$ 2,010,004
Total Securities Lending Collateral (identified cost $2,010,004)		$ 2,010,004
Total Short-Term Investments (identified cost $2,019,716)		$ 2,019,716
Total Investments — 99.8% (identified cost $1,533,447,161)		$1,705,987,258
Other Assets, Less Liabilities — 0.2%		$ 2,822,741
Net Assets — 100.0%		$1,708,809,999

13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $5,320,709.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,533,437,449) - including $5,320,709 of securities on loan	$ 1,705,977,546
Investments in securities of affiliated issuers, at value (identified cost $9,712)	9,712
Cash	4
Cash denominated in foreign currency, at value (cost $1,001)	1,097
Receivable for investments sold	3,410,735
Receivable for capital shares sold	3,115,097
Dividends receivable	2,340,469
Dividends receivable - affiliated	6,069
Securities lending income receivable	51,605
Receivable from affiliate	238,384
Directors' deferred compensation plan	149,726
Total assets	$1,715,300,444
Liabilities
Payable for capital shares redeemed	$ 1,439,393
Deposits for securities loaned	2,010,004
Payable to affiliates:
Investment advisory fee	173,004
Administrative fee	173,238
Distribution and service fees	21,513
Sub-transfer agency fee	3,613
Directors' deferred compensation plan	149,726
Accrued expenses	429,954
Demand note payable	2,090,000
Total liabilities	$ 6,490,445
Net Assets	$1,708,809,999
Sources of Net Assets
Paid-in capital	$ 1,611,070,718
Distributable earnings	97,739,281
Net Assets	$1,708,809,999
Class A Shares
Net Assets	$ 100,268,793
Shares Outstanding	3,679,128
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.25
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 28.61
Class I Shares
Net Assets	$ 1,466,573,509
Shares Outstanding	53,455,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.44
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 141,967,697
Shares Outstanding	5,181,663
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.40

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $7,178)	$ 23,106,467
Dividend income - affiliated issuers	39,424
Securities lending income, net	201,761
Total investment income	$ 23,347,652
Expenses
Investment advisory fee	$ 1,054,057
Administrative fee	1,054,057
Distribution and service fees:
Class A	131,835
Directors' fees and expenses	57,982
Custodian fees	16,634
Transfer agency fees and expenses	737,812
Accounting fees	180,702
Professional fees	46,692
Registration fees	71,184
Reports to shareholders	45,054
Miscellaneous	54,004
Total expenses	$ 3,450,013
Waiver and/or reimbursement of expenses by affiliate	$ (1,217,096)
Net expenses	$ 2,232,917
Net investment income	$ 21,114,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (14,815,764)
Foreign currency transactions	25
Net realized loss	$ (14,815,739)
Change in unrealized appreciation (depreciation):
Investment securities	$ 183,924,399
Foreign currency	88
Net change in unrealized appreciation (depreciation)	$183,924,487
Net realized and unrealized gain	$169,108,748
Net increase in net assets from operations	$190,223,483
17
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,114,735	$ 34,873,055
Net realized loss	(14,815,739)	(52,596,082)
Net change in unrealized appreciation (depreciation)	183,924,487	(282,772,556)
Net increase (decrease) in net assets from operations	$ 190,223,483	$ (300,495,583)
Distributions to shareholders:
Class A	$ (1,933,069)	$ (3,757,516)
Class I	(29,784,811)	(70,362,679)
Class R6	(3,115,913)	—
Total distributions to shareholders	$ (34,833,793)	$ (74,120,195)
Capital share transactions:
Class A	$ 1,199,732	$ 24,073,755
Class I	(169,087,487)	315,558,015
Class R6	110,447,266	34,715,643 (1)
Net increase (decrease) in net assets from capital share transactions	$ (57,440,489)	$ 374,347,413
Net increase (decrease) in net assets	$ 97,949,201	$ (268,365)
Net Assets
At beginning of period	$ 1,610,860,798	$ 1,611,129,163
At end of period	$1,708,809,999	$1,610,860,798

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 24.86	$ 30.72	$ 23.00	$ 23.38	$ 23.60	$ 23.02
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.51	$ 0.46	$ 0.46	$ 0.43	$ 0.41
Net realized and unrealized gain (loss)	2.59	(5.11)	7.69	(0.35)	0.25	1.68
Total income (loss) from operations	$ 2.89	$ (4.60)	$ 8.15	$ 0.11	$ 0.68	$ 2.09
Less Distributions
From net investment income	$ (0.50)	$ (0.38)	$ (0.33)	$ (0.34)	$ (0.34)	$ (0.35)
From net realized gain	—	(0.88)	(0.10)	(0.15)	(0.56)	(1.16)
Total distributions	$ (0.50)	$ (1.26)	$ (0.43)	$ (0.49)	$ (0.90)	$ (1.51)
Net asset value — End of period	$ 27.25	$ 24.86	$ 30.72	$ 23.00	$ 23.38	$ 23.60
Total Return(2)	11.61% (3)	(15.75)%	35.76%	0.35%	3.18%	9.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,269	$90,131	$87,085	$47,993	$52,888	$44,047
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63% (5)	0.61%	0.61%	0.63%	0.68%	0.71%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49%	0.49%	0.51%	0.57%
Net investment income	2.16% (5)	1.73%	1.59%	2.07%	1.95%	1.80%
Portfolio Turnover	9% (3)	34%	34%	32%	39%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
19
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.04	$ 30.92	$ 23.16	$ 23.53	$ 23.74	$ 23.12
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.59	$ 0.54	$ 0.52	$ 0.50	$ 0.50
Net realized and unrealized gain (loss)	2.62	(5.14)	7.72	(0.35)	0.25	1.67
Total income (loss) from operations	$ 2.96	$ (4.55)	$ 8.26	$ 0.17	$ 0.75	$ 2.17
Less Distributions
From net investment income	$ (0.56)	$ (0.45)	$ (0.40)	$ (0.39)	$ (0.40)	$ (0.39)
From net realized gain	—	(0.88)	(0.10)	(0.15)	(0.56)	(1.16)
Total distributions	$ (0.56)	$ (1.33)	$ (0.50)	$ (0.54)	$ (0.96)	$ (1.55)
Net asset value — End of period	$ 27.44	$ 25.04	$ 30.92	$ 23.16	$ 23.53	$ 23.74
Total Return(2)	11.79% (3)	(15.52)%	36.03%	0.63%	3.46%	9.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,466,574	$1,492,096	$1,524,045	$668,670	$368,993	$254,809
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.38% (5)	0.36%	0.36%	0.38%	0.43%	0.47%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24%	0.24%	0.23%	0.22%
Net investment income	2.42% (5)	1.98%	1.83%	2.31%	2.22%	2.15%
Portfolio Turnover	9% (3)	34%	34%	32%	39%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
20
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 25.05	$ 31.03
Income (Loss) From Operations
Net investment income(2)	$ 0.34	$ 0.41
Net realized and unrealized gain (loss)	2.62	(6.39)
Total income (loss) from operations	$ 2.96	$ (5.98)
Less Distributions
From net investment income	$ (0.61)	$ —
Total distributions	$ (0.61)	$ —
Net asset value — End of period	$ 27.40	$ 25.05
Total Return(3)	11.79% (4)	(19.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,968	$28,633
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.33% (6)	0.31% (6)
Net expenses	0.19% (6)(7)	0.19% (6)(7)
Net investment income	2.41% (6)	2.21% (6)
Portfolio Turnover	9% (4)	34% (8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
22

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,703,967,542(1)	$ —	$ —	$ 1,703,967,542
Short-Term Investments:
Affiliated Fund	9,712	—	—	9,712
Securities Lending Collateral	2,010,004	—	—	2,010,004
Total Investments	$1,705,987,258	$ —	$ —	$1,705,987,258

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $1,054,057.
23

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $1,827 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $1,215,269.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $1,054,057.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $131,835 for Class A shares.
The Fund was informed that EVD received $12,829 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $12,393 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $154,013,414 and $222,569,753, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $36,303,941 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $36,303,941 are short-term.
24

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,567,995,684
Gross unrealized appreciation	$ 234,434,704
Gross unrealized depreciation	(96,443,130)
Net unrealized appreciation	$ 137,991,574
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $5,320,709 and the total value of collateral received was $5,303,246, comprised of cash of $2,010,004 and U.S. government and/or agencies securities of $3,293,242.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,010,004	$ —	$ —	$ —	$2,010,004
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $2,090,000 at an annual interest rate of 5.83%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
25

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Invesments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,712, which represents less than 0.05% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,436,597	$62,298,731	$(64,725,616)	$ —	$ —	$9,712	$39,424	9,712
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	681,856	$ 18,754,037	1,352,711	$ 40,245,039
Reinvestment of distributions	60,938	1,673,370	108,692	3,332,502
Shares redeemed	(689,663)	(19,227,675)	(670,635)	(19,503,786)
Net increase	53,131	$ 1,199,732	790,768	$ 24,073,755
Class I
Shares sold	7,791,844	$ 217,234,445	25,266,829	$ 752,758,394
Reinvestment of distributions	819,411	22,632,121	1,789,057	55,156,619
Shares redeemed	(14,743,450)	(408,954,053)	(16,750,251)	(492,356,998)
Net increase (decrease)	(6,132,195)	$(169,087,487)	10,305,635	$ 315,558,015
Class R6
Shares sold	4,206,270	$ 115,247,178	1,235,427	$ 37,282,272
Reinvestment of distributions	112,977	3,115,913	—	—
Shares redeemed	(280,691)	(7,915,825)	(92,320)	(2,566,629)
Net increase	4,038,556	$ 110,447,266	1,143,107	$ 34,715,643

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192     3.31.23

Calvert
US Mid-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	14.01%	(8.16)%	8.22%	9.56%
Class A with 4.75% Maximum Sales Charge	—	—	8.61	(12.51)	7.18	8.84
Class I at NAV	10/30/2015	10/30/2015	14.15	(7.93)	8.51	9.88
Class R6 at NAV	02/01/2022	10/30/2015	14.15	(7.88)	8.52	9.89

Russell Midcap® Index	—	—	13.61%	(8.78)%	8.05%	9.26%
Calvert US Mid-Cap Core Responsible Index	—	—	14.20	(8.03)	8.70	10.16

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.66%	0.41%	0.37%
Net	0.49	0.24	0.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Motorola Solutions, Inc.	0.7%
Chipotle Mexican Grill, Inc.	0.6
DexCom, Inc.	0.6
MSCI, Inc.	0.6
Parker-Hannifin Corp.	0.6
Trane Technologies PLC	0.6
IDEXX Laboratories, Inc.	0.6
Arista Networks, Inc.	0.6
Johnson Controls International PLC	0.6
Agilent Technologies, Inc.	0.6
Total	6.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of the common stocks of mid-size companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,140.10	$2.61 **	0.49%
Class I	$1,000.00	$1,141.50	$1.28 **	0.24%
Class R6	$1,000.00	$1,141.50	$1.07 **	0.20%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.93	$1.01 **	0.20%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	4,557	$ 1,024,642
Curtiss-Wright Corp.	2,651	467,265
HEICO Corp.	2,551	436,323
Hexcel Corp.	5,771	393,871
Woodward, Inc.	3,660	356,374
		$ 2,678,475
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	7,907	$ 785,719
Expeditors International of Washington, Inc.	10,785	1,187,644
GXO Logistics, Inc.(1)	8,239	415,740
		$ 2,389,103
Automobile Components — 1.0%
Aptiv PLC(1)	16,536	$ 1,855,174
Autoliv, Inc.	5,858	546,903
BorgWarner, Inc.	15,433	757,914
Gentex Corp.	16,278	456,272
Lear Corp.	3,922	547,080
		$ 4,163,343
Automobiles — 0.3%
Harley-Davidson, Inc.	9,316	$ 353,728
Rivian Automotive, Inc., Class A(1)	39,660	613,937
Thor Industries, Inc.	3,262	259,786
		$ 1,227,451
Banks — 3.2%
Bank OZK	6,536	$ 223,531
BOK Financial Corp.	1,626	137,251
Cadence Bank	10,275	213,309
Citizens Financial Group, Inc.	26,221	796,332
Comerica, Inc.	7,425	322,394
Commerce Bancshares, Inc.	6,450	376,357
Cullen/Frost Bankers, Inc.	3,386	356,681
East West Bancorp, Inc.	7,950	441,225
F.N.B. Corp.	19,707	228,601
Fifth Third Bancorp	38,828	1,034,378
First Citizens Bancshares, Inc., Class A	588	572,183
First Financial Bankshares, Inc.	7,537	240,430
First Horizon Corp.	28,333	503,761
First Interstate BancSystem, Inc., Class A	4,415	131,832
First Republic Bank	9,872	138,109
Glacier Bancorp, Inc.	5,758	241,894
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	4,885	$ 177,814
Home BancShares, Inc.	11,222	243,630
Huntington Bancshares, Inc.	78,904	883,725
KeyCorp	51,782	648,311
M&T Bank Corp.	9,268	1,108,175
New York Community Bancorp, Inc.	37,080	335,203
Old National Bancorp	15,924	229,624
Pinnacle Financial Partners, Inc.	4,407	243,090
Popular, Inc.	4,202	241,237
Prosperity Bancshares, Inc.	4,608	283,484
Regions Financial Corp.	52,927	982,325
ServisFirst Bancshares, Inc.	2,905	158,700
SouthState Corp.	3,938	280,622
Synovus Financial Corp.	8,441	260,236
UMB Financial Corp.	2,424	139,913
United Bankshares, Inc.	7,277	256,150
Valley National Bancorp	26,070	240,887
Webster Financial Corp.	9,837	387,775
Western Alliance Bancorp	6,097	216,687
Wintrust Financial Corp.	3,411	248,832
Zions Bancorp NA	8,037	240,547
		$ 13,765,235
Beverages — 0.1%
Celsius Holdings, Inc.(1)	2,645	$ 245,826
Coca-Cola Consolidated, Inc.	254	135,911
		$ 381,737
Biotechnology — 3.1%
Alkermes PLC(1)	10,299	$ 290,329
Alnylam Pharmaceuticals, Inc.(1)	7,416	1,485,573
Apellis Pharmaceuticals, Inc.(1)	6,017	396,881
Biogen, Inc.(1)	8,393	2,333,506
Biohaven, Ltd.(1)	2,459	33,590
BioMarin Pharmaceutical, Inc.(1)	10,922	1,062,055
Exact Sciences Corp.(1)	10,593	718,311
Exelixis, Inc.(1)	19,779	383,910
Halozyme Therapeutics, Inc.(1)	7,893	301,434
Horizon Therapeutics PLC(1)	13,249	1,445,996
Incyte Corp.(1)	11,242	812,459
Ionis Pharmaceuticals, Inc.(1)	8,633	308,543
Neurocrine Biosciences, Inc.(1)	5,517	558,431
Sarepta Therapeutics, Inc.(1)	5,049	695,904
Seagen, Inc.(1)	8,147	1,649,523
United Therapeutics Corp.(1)	2,614	585,432
		$ 13,061,877

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Broadline Retail — 0.6%
Dillard's, Inc., Class A	207	$ 63,690
eBay, Inc.	30,166	1,338,466
Etsy, Inc.(1)	7,101	790,554
Kohl's Corp.	6,798	160,025
Macy's, Inc.	15,009	262,507
Nordstrom, Inc.	5,840	95,017
		$ 2,710,259
Building Products — 2.9%
Advanced Drainage Systems, Inc.	4,881	$ 411,029
Allegion PLC	5,935	633,443
Carlisle Cos., Inc.	3,840	868,109
Carrier Global Corp.	49,079	2,245,364
Fortune Brands Innovations, Inc.	7,425	436,070
Johnson Controls International PLC	39,742	2,393,263
Lennox International, Inc.	2,195	551,560
Masco Corp.	12,710	631,941
MasterBrand, Inc.(1)	7,491	60,228
Owens Corning	8,042	770,424
Simpson Manufacturing Co., Inc.	2,969	325,521
Trane Technologies PLC	13,282	2,443,622
Trex Co., Inc.(1)	5,814	282,967
UFP Industries, Inc.	3,197	254,066
		$ 12,307,607
Capital Markets — 5.6%
Affiliated Managers Group, Inc.	2,012	$ 286,549
Ameriprise Financial, Inc.	5,820	1,783,830
Ares Management Corp., Class A	7,730	644,991
Bank of New York Mellon Corp. (The)	44,526	2,023,261
Blue Owl Capital, Inc.	23,715	262,762
Carlyle Group, Inc. (The)	10,780	334,827
Cboe Global Markets, Inc.	6,031	809,601
Coinbase Global, Inc., Class A(1)	8,719	589,143
Evercore, Inc., Class A	1,948	224,760
FactSet Research Systems, Inc.	2,686	1,114,932
Franklin Resources, Inc.	16,920	455,825
Houlihan Lokey, Inc.	2,820	246,722
Interactive Brokers Group, Inc., Class A	5,689	469,684
Invesco, Ltd.	23,737	389,287
Jefferies Financial Group, Inc.	10,269	325,938
KKR & Co., Inc.	31,693	1,664,516
LPL Financial Holdings, Inc.	4,381	886,714
MarketAxess Holdings, Inc.	2,753	1,077,221
Morningstar, Inc.	1,911	387,990
MSCI, Inc.	4,511	2,524,762
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	19,284	$ 1,054,256
Northern Trust Corp.	11,523	1,015,522
Raymond James Financial, Inc.	10,787	1,006,104
SEI Investments Co.	5,980	344,149
State Street Corp.	19,021	1,439,700
Stifel Financial Corp.	5,611	331,554
T. Rowe Price Group, Inc.	12,454	1,406,057
Tradeweb Markets, Inc., Class A	6,300	497,826
Virtu Financial, Inc., Class A	5,167	97,656
		$ 23,696,139
Chemicals — 2.2%
Ashland, Inc.	3,701	$ 380,130
Avient Corp.	6,227	256,303
Axalta Coating Systems, Ltd.(1)	15,330	464,346
Cabot Corp.	3,842	294,451
Celanese Corp.	7,028	765,279
Eastman Chemical Co.	7,839	661,141
Element Solutions, Inc.	14,382	277,716
FMC Corp.	8,263	1,009,160
Huntsman Corp.	11,838	323,888
International Flavors & Fragrances, Inc.	16,464	1,514,030
Livent Corp.(1)	12,517	271,869
Mosaic Co. (The)	23,075	1,058,681
PPG Industries, Inc.	14,152	1,890,424
		$ 9,167,418
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.(1)	3,589	$ 511,648
Copart, Inc.(1)	26,344	1,981,332
MSA Safety, Inc.	2,436	325,206
Rollins, Inc.	17,951	673,701
Stericycle, Inc.(1)	6,564	286,256
Tetra Tech, Inc.	3,767	553,410
		$ 4,331,553
Communications Equipment — 1.7%
Arista Networks, Inc.(1)	14,345	$ 2,407,952
Ciena Corp.(1)	8,566	449,886
F5, Inc.(1)	3,627	528,418
Juniper Networks, Inc.	19,403	667,851
Lumentum Holdings, Inc.(1)	3,840	207,398
Motorola Solutions, Inc.	9,698	2,774,889
		$ 7,036,394

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering — 1.1%
AECOM	9,888	$ 833,756
EMCOR Group, Inc.	3,350	544,676
MasTec, Inc.(1)	4,274	403,637
Quanta Services, Inc.	9,252	1,541,753
Valmont Industries, Inc.	1,414	451,462
WillScot Mobile Mini Holdings Corp.(1)	14,358	673,103
		$ 4,448,387
Construction Materials — 0.3%
Vulcan Materials Co.	8,439	$ 1,447,795
		$ 1,447,795
Consumer Finance — 0.8%
Ally Financial, Inc.	17,130	$ 436,644
Credit Acceptance Corp.(1)	296	129,068
Discover Financial Services	14,451	1,428,337
OneMain Holdings, Inc.	6,476	240,130
SLM Corp.	12,832	158,988
SoFi Technologies, Inc.(1)	47,673	289,375
Synchrony Financial	23,576	685,590
Upstart Holdings, Inc.(1)(2)	4,494	71,410
		$ 3,439,542
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	11,149	$ 231,676
BJ's Wholesale Club Holdings, Inc.(1)	7,646	581,631
Casey's General Stores, Inc.	2,303	498,507
Dollar Tree, Inc.(1)	12,410	1,781,456
Kroger Co. (The)	43,266	2,136,042
Performance Food Group Co.(1)	9,328	562,852
US Foods Holding Corp.(1)	13,591	502,052
		$ 6,294,216
Containers & Packaging — 1.6%
AptarGroup, Inc.	4,496	$ 531,382
Avery Dennison Corp.	5,419	969,622
Ball Corp.	20,740	1,142,981
Berry Global Group, Inc.	8,276	487,456
Crown Holdings, Inc.	7,815	646,379
Graphic Packaging Holding Co.	19,490	496,800
Packaging Corp. of America	6,079	843,947
Sealed Air Corp.	9,477	435,089
Silgan Holdings, Inc.	5,198	278,977
Sonoco Products Co.	6,715	409,615
WestRock Co.	16,831	512,841
		$ 6,755,089
Security	Shares	Value
Distributors — 0.7%
Genuine Parts Co.	7,778	$ 1,301,337
LKQ Corp.	15,212	863,433
Pool Corp.	2,136	731,452
		$ 2,896,222
Diversified Consumer Services — 0.4%
ADT, Inc.	17,294	$ 125,036
Bright Horizons Family Solutions, Inc.(1)	4,159	320,201
H&R Block, Inc.	11,253	396,668
Service Corp. International	10,897	749,496
		$ 1,591,401
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.	6,842	$ 423,725
Lumen Technologies, Inc.	60,536	160,420
		$ 584,145
Electric Utilities — 1.7%
Alliant Energy Corp.	17,910	$ 956,394
Avangrid, Inc.	5,056	201,633
Constellation Energy Corp.	20,645	1,620,633
Evergy, Inc.	16,167	988,127
Eversource Energy	21,954	1,718,120
Hawaiian Electric Industries, Inc.	7,751	297,638
IDACORP, Inc.	3,588	388,688
NRG Energy, Inc.	15,935	546,411
PNM Resources, Inc.	6,048	294,417
Portland General Electric Co.	6,342	310,060
		$ 7,322,121
Electrical Equipment — 2.0%
Acuity Brands, Inc.	2,176	$ 397,621
AMETEK, Inc.	13,730	1,995,381
Atkore, Inc.(1)	2,624	368,620
ChargePoint Holdings, Inc.(1)(2)	14,852	155,500
Generac Holdings, Inc.(1)	4,201	453,750
Hubbell, Inc.	3,549	863,507
nVent Electric PLC	10,432	447,950
Plug Power, Inc.(1)(2)	26,770	313,744
Regal Rexnord Corp.	4,301	605,280
Rockwell Automation, Inc.	6,941	2,036,836
Sensata Technologies Holding PLC	10,261	513,255
Sunrun, Inc.(1)	10,713	215,867
		$ 8,367,311

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(1)	3,121	$ 389,719
Avnet, Inc.	4,977	224,960
CDW Corp.	8,192	1,596,539
Cognex Corp.	10,740	532,167
Coherent Corp.(1)	7,960	303,117
Corning, Inc.	46,369	1,635,898
IPG Photonics Corp.(1)	1,997	246,250
Jabil, Inc.	7,747	682,976
Keysight Technologies, Inc.(1)	11,019	1,779,348
Littelfuse, Inc.	1,682	450,927
National Instruments Corp.	7,540	395,172
Novanta, Inc.(1)	2,244	356,998
Rogers Corp.(1)	1,084	177,158
TD SYNNEX Corp.	2,821	273,045
Teledyne Technologies, Inc.(1)	3,101	1,387,263
Trimble, Inc.(1)	16,336	856,333
Zebra Technologies Corp., Class A(1)	3,100	985,800
		$ 12,273,670
Energy Equipment & Services — 0.4%
Baker Hughes Co.	61,129	$ 1,764,183
		$ 1,764,183
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(1)(2)	40,567	$ 203,241
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,656	111,780
Live Nation Entertainment, Inc.(1)	10,353	724,710
Playtika Holding Corp.(1)	5,450	61,367
ROBLOX Corp., Class A(1)	26,331	1,184,368
Roku, Inc.(1)	7,117	468,441
Take-Two Interactive Software, Inc.(1)	9,659	1,152,319
Warner Music Group Corp., Class A	8,815	294,156
		$ 4,200,382
Financial Services — 0.9%
Affirm Holdings, Inc.(1)	11,333	$ 127,723
Equitable Holdings, Inc.	19,366	491,703
Essent Group, Ltd.	5,509	220,635
Euronet Worldwide, Inc.(1)	3,005	336,259
Jack Henry & Associates, Inc.	4,523	681,707
Marqeta, Inc., Class A(1)	22,129	101,130
MGIC Investment Corp.	15,523	208,319
Rocket Cos., Inc., Class A(1)	5,779	52,358
TFS Financial Corp.	2,718	34,328
Toast, Inc., Class A(1)	20,161	357,858
Voya Financial, Inc.	5,522	394,602
Security	Shares	Value
Financial Services (continued)
Western Union Co. (The)	23,174	$ 258,390
WEX, Inc.(1)	2,708	497,974
		$ 3,762,986
Food Products — 2.1%
Bunge, Ltd.	8,931	$ 853,089
Campbell Soup Co.	11,636	639,747
Conagra Brands, Inc.	29,245	1,098,442
Darling Ingredients, Inc.(1)	9,843	574,831
Flowers Foods, Inc.	11,185	306,581
Hormel Foods Corp.	17,338	691,439
Ingredion, Inc.	3,889	395,628
JM Smucker Co. (The)	6,223	979,314
Kellogg Co.	15,308	1,025,024
Lamb Weston Holdings, Inc.	8,526	891,138
McCormick & Co., Inc.	15,892	1,322,373
Post Holdings, Inc.(1)	3,414	306,816
		$ 9,084,422
Gas Utilities — 0.4%
National Fuel Gas Co.	6,263	$ 361,626
New Jersey Resources Corp.	6,884	366,229
ONE Gas, Inc.	3,881	307,492
Southwest Gas Holdings, Inc.	4,743	296,200
UGI Corp.	14,881	517,263
		$ 1,848,810
Ground Transportation — 1.3%
Avis Budget Group, Inc.(1)	1,616	$ 314,797
J.B. Hunt Transport Services, Inc.	5,638	989,243
Knight-Swift Transportation Holdings, Inc.	9,910	560,708
Landstar System, Inc.	2,423	434,347
Old Dominion Freight Line, Inc.	5,706	1,944,833
RXO, Inc.(1)	8,478	166,508
Ryder System, Inc.	2,839	253,352
Saia, Inc.(1)	1,825	496,546
Schneider National, Inc., Class B	3,144	84,102
XPO, Inc.(1)	7,763	247,640
		$ 5,492,076
Health Care Equipment & Supplies — 5.1%
Align Technology, Inc.(1)	4,303	$ 1,437,804
Baxter International, Inc.	30,941	1,254,967
Cooper Cos., Inc. (The)	3,027	1,130,161
DENTSPLY SIRONA, Inc.	13,168	517,239
DexCom, Inc.(1)	22,181	2,576,989

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(1)	9,825	$ 401,646
Globus Medical, Inc., Class A(1)	4,508	255,333
Hologic, Inc.(1)	14,612	1,179,188
ICU Medical, Inc.(1)	1,302	214,778
IDEXX Laboratories, Inc.(1)	4,843	2,421,887
Inspire Medical Systems, Inc.(1)	1,650	386,216
Insulet Corp.(1)	4,149	1,323,365
Integra LifeSciences Holdings Corp.(1)	4,604	264,316
iRhythm Technologies, Inc.(1)	1,941	240,742
Lantheus Holdings, Inc.(1)	3,971	327,846
Masimo Corp.(1)	3,010	555,465
Novocure, Ltd.(1)	6,175	371,365
Omnicell, Inc.(1)	2,658	155,945
Penumbra, Inc.(1)	2,223	619,528
ResMed, Inc.	8,890	1,946,821
Shockwave Medical, Inc.(1)	2,059	446,453
STERIS PLC	6,061	1,159,348
Tandem Diabetes Care, Inc.(1)	4,416	179,334
Teleflex, Inc.	2,808	711,294
Zimmer Biomet Holdings, Inc.	12,595	1,627,274
		$ 21,705,304
Health Care Providers & Services — 1.6%
agilon health, Inc.(1)	12,273	$ 291,484
AMN Healthcare Services, Inc.(1)	3,132	259,831
Chemed Corp.	912	490,428
DaVita, Inc.(1)	3,380	274,152
Encompass Health Corp.	6,172	333,905
Enhabit, Inc.(1)	2,736	38,058
Ensign Group, Inc. (The)	3,223	307,925
Guardant Health, Inc.(1)	5,436	127,420
HealthEquity, Inc.(1)	5,312	311,867
Henry Schein, Inc.(1)	7,575	617,665
Laboratory Corp. of America Holdings	5,282	1,211,796
Molina Healthcare, Inc.(1)	3,477	930,063
Option Care Health, Inc.(1)	8,762	278,369
Premier, Inc., Class A	7,486	242,322
Quest Diagnostics, Inc.	6,631	938,154
R1 RCM, Inc.(1)	9,804	147,060
		$ 6,800,499
Health Care Technology — 0.5%
Doximity, Inc., Class A(1)(2)	6,379	$ 206,552
Teladoc Health, Inc.(1)	9,336	241,802
Veeva Systems, Inc., Class A(1)	8,660	1,591,622
		$ 2,039,976
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.8%
Aramark	15,941	$ 570,688
Chipotle Mexican Grill, Inc.(1)	1,605	2,741,806
Choice Hotels International, Inc.	2,228	261,099
Darden Restaurants, Inc.	7,293	1,131,582
Domino's Pizza, Inc.	2,155	710,870
Expedia Group, Inc.(1)	8,918	865,314
Hilton Grand Vacations, Inc.(1)	6,401	284,396
Hyatt Hotels Corp., Class A(1)	3,594	401,773
Marriott Vacations Worldwide Corp.	2,704	364,662
Planet Fitness, Inc., Class A(1)	6,066	471,146
Texas Roadhouse, Inc.	3,856	416,679
Travel + Leisure Co.	5,117	200,586
Vail Resorts, Inc.	2,944	687,954
Wyndham Hotels & Resorts, Inc.	6,403	434,444
Yum! Brands, Inc.	16,603	2,192,924
		$ 11,735,923
Household Durables — 1.8%
D.R. Horton, Inc.	18,590	$ 1,816,057
Helen of Troy, Ltd.(1)	1,157	110,112
Leggett & Platt, Inc.	6,998	223,096
Lennar Corp., Class A	16,330	1,716,446
Mohawk Industries, Inc.(1)	3,008	301,462
Newell Brands, Inc.	23,981	298,324
NVR, Inc.(1)	212	1,181,304
PulteGroup, Inc.	15,986	931,664
Tempur Sealy International, Inc.	9,533	376,458
TopBuild Corp.(1)	2,265	471,437
Whirlpool Corp.	2,870	378,898
		$ 7,805,258
Household Products — 0.5%
Church & Dwight Co., Inc.	13,702	$ 1,211,394
Clorox Co. (The)	6,987	1,105,623
		$ 2,317,017
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	47,294	$ 1,138,839
Brookfield Renewable Corp., Class A	12,259	428,452
Clearway Energy, Inc., Class C	5,875	184,064
Ormat Technologies, Inc.	3,484	295,339
		$ 2,046,694
Insurance — 4.7%
Aflac, Inc.	31,223	$ 2,014,507
Allstate Corp. (The)	14,528	1,609,848

10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	3,866	$ 469,719
Arch Capital Group, Ltd.(1)	20,321	1,379,186
Assurant, Inc.	2,902	348,443
Axis Capital Holdings, Ltd.	4,475	243,977
Brown & Brown, Inc.	17,412	999,797
Cincinnati Financial Corp.	8,714	976,665
Enstar Group, Ltd.(1)	741	171,756
Erie Indemnity Co., Class A	1,369	317,143
Everest Re Group, Ltd.	2,156	771,891
F&G Annuities & Life, Inc.	951	17,232
Fidelity National Financial, Inc.	13,764	480,777
First American Financial Corp.	7,220	401,865
Globe Life, Inc.	5,331	586,517
Hanover Insurance Group, Inc. (The)	2,094	269,079
Hartford Financial Services Group, Inc. (The)	17,995	1,254,072
Kinsale Capital Group, Inc.	1,158	347,574
Lincoln National Corp.	10,205	229,306
Markel Corp.(1)	745	951,670
Old Republic International Corp.	15,579	389,008
Primerica, Inc.	2,052	353,437
Principal Financial Group, Inc.	13,425	997,746
Reinsurance Group of America, Inc.	3,683	488,955
RenaissanceRe Holdings, Ltd.	2,495	499,848
RLI Corp.	2,157	286,687
Ryan Specialty Holdings, Inc.(1)	5,110	205,626
Selective Insurance Group, Inc.	3,276	312,301
Unum Group	11,497	454,821
W.R. Berkley Corp.	11,333	705,593
Willis Towers Watson PLC	6,029	1,401,019
		$ 19,936,065
Interactive Media & Services — 0.7%
IAC, Inc.(1)	5,131	$ 264,760
Match Group, Inc.(1)	16,868	647,563
Pinterest, Inc., Class A(1)	36,369	991,783
Snap, Inc., Class A(1)	58,526	656,076
ZoomInfo Technologies, Inc., Class A(1)	17,961	443,816
		$ 3,003,998
IT Services — 2.6%
Akamai Technologies, Inc.(1)	9,697	$ 759,275
Amdocs, Ltd.	7,161	687,671
Cloudflare, Inc., Class A(1)	17,417	1,073,932
Cognizant Technology Solutions Corp., Class A	30,937	1,884,991
DXC Technology Co.(1)	14,762	377,317
EPAM Systems, Inc.(1)	3,391	1,013,909
Security	Shares	Value
IT Services (continued)
Gartner, Inc.(1)	4,634	$ 1,509,618
MongoDB, Inc.(1)	4,036	940,872
Okta, Inc.(1)	9,257	798,324
Thoughtworks Holding, Inc.(1)	5,175	38,088
Twilio, Inc., Class A(1)	10,186	678,693
VeriSign, Inc.(1)	5,620	1,187,675
		$ 10,950,365
Leisure Products — 0.3%
Brunswick Corp.	4,669	$ 382,858
Hasbro, Inc.	7,050	378,514
Mattel, Inc.(1)	20,173	371,385
		$ 1,132,757
Life Sciences Tools & Services — 3.5%
10X Genomics, Inc., Class A(1)	5,473	$ 305,339
Agilent Technologies, Inc.	17,226	2,383,045
Avantor, Inc.(1)	40,289	851,709
Azenta, Inc.(1)	4,196	187,226
Bio-Rad Laboratories, Inc., Class A(1)	1,298	621,768
Bio-Techne Corp.	9,285	688,854
Bruker Corp.	6,113	481,949
Charles River Laboratories International, Inc.(1)	2,921	589,516
Illumina, Inc.(1)	9,565	2,224,341
Medpace Holdings, Inc.(1)	1,478	277,938
Mettler-Toledo International, Inc.(1)	1,321	2,021,407
PerkinElmer, Inc.	7,555	1,006,779
Repligen Corp.(1)	3,013	507,269
Syneos Health, Inc.(1)	5,754	204,957
Waters Corp.(1)	3,640	1,127,053
West Pharmaceutical Services, Inc.	4,431	1,535,209
		$ 15,014,359
Machinery — 6.4%
AGCO Corp.	4,151	$ 561,215
Chart Industries, Inc.(1)	2,977	373,316
CNH Industrial NV	63,337	967,156
Cummins, Inc.	8,422	2,011,847
Donaldson Co., Inc.	8,351	545,654
Dover Corp.	9,298	1,412,738
Evoqua Water Technologies Corp.(1)	8,055	400,495
Flowserve Corp.	8,787	298,758
Fortive Corp.	22,790	1,553,594
Graco, Inc.	11,027	805,081
IDEX Corp.	5,034	1,163,005
Ingersoll Rand, Inc.	26,284	1,529,203

11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ITT, Inc.	5,672	$ 489,494
Lincoln Electric Holdings, Inc.	3,846	650,359
Middleby Corp. (The)(1)	3,469	508,590
Nordson Corp.	3,396	754,795
Oshkosh Corp.	4,574	380,465
Otis Worldwide Corp.	24,868	2,098,859
PACCAR, Inc.	30,223	2,212,324
Parker-Hannifin Corp.	7,301	2,453,939
Pentair PLC	10,606	586,194
Snap-on, Inc.	3,506	865,596
Stanley Black & Decker, Inc.	10,109	814,583
Timken Co. (The)	4,180	341,590
Toro Co. (The)	6,877	764,447
Watts Water Technologies, Inc., Class A	1,782	299,946
Westinghouse Air Brake Technologies Corp.	11,992	1,211,912
Xylem, Inc.	11,944	1,250,537
		$ 27,305,692
Media — 1.6%
Altice USA, Inc., Class A(1)	11,010	$ 37,654
Cable One, Inc.	288	202,176
Interpublic Group of Cos., Inc. (The)	28,249	1,051,993
Liberty Broadband Corp., Class C(1)	7,904	645,757
New York Times Co. (The), Class A	12,193	474,064
Omnicom Group, Inc.	13,580	1,281,137
Paramount Global, Class B	44,323	988,846
Sirius XM Holdings, Inc.	45,740	181,588
TEGNA, Inc.	15,839	267,837
Trade Desk, Inc. (The), Class A(1)	26,842	1,634,946
		$ 6,765,998
Metals & Mining — 1.3%
Commercial Metals Co.	12,369	$ 604,844
MP Materials Corp.(1)	16,430	463,162
Nucor Corp.	14,504	2,240,433
Reliance Steel & Aluminum Co.	4,310	1,106,549
Steel Dynamics, Inc.	10,807	1,221,840
		$ 5,636,828
Multi-Utilities — 2.6%
Ameren Corp.	17,196	$ 1,485,562
Black Hills Corp.	4,695	296,254
CMS Energy Corp.	19,886	1,220,603
Consolidated Edison, Inc.	21,616	2,068,003
DTE Energy Co.	13,146	1,440,013
NiSource, Inc.	28,900	808,044
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	30,244	$ 1,888,738
WEC Energy Group, Inc.	19,390	1,837,978
		$ 11,045,195
Oil, Gas & Consumable Fuels — 0.1%
Enviva, Inc.(2)	1,971	$ 56,923
New Fortress Energy, Inc.(2)	11,701	344,360
		$ 401,283
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,842	$ 208,275
		$ 208,275
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(1)	9,017	$ 378,354
American Airlines Group, Inc.(1)	43,424	640,504
Delta Air Lines, Inc.(1)	41,235	1,439,926
Southwest Airlines Co.	39,906	1,298,541
		$ 3,757,325
Personal Care Products — 0.1%
Coty, Inc., Class A(1)	20,673	$ 249,317
Olaplex Holdings, Inc.(1)	6,379	27,238
		$ 276,555
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	10,184	$ 669,191
Elanco Animal Health, Inc.(1)	28,390	266,866
Jazz Pharmaceuticals PLC(1)	3,553	519,910
Organon & Co.	15,001	352,824
Perrigo Co. PLC	8,111	290,942
Royalty Pharma PLC, Class A	23,010	829,050
		$ 2,928,783
Professional Services — 3.0%
Alight, Inc., Class A(1)	17,236	$ 158,743
ASGN, Inc.(1)	3,592	296,951
Booz Allen Hamilton Holding Corp.	9,389	870,266
Broadridge Financial Solutions, Inc.	7,088	1,038,888
Concentrix Corp.	2,636	320,406
CoStar Group, Inc.(1)	25,027	1,723,109
Dun & Bradstreet Holdings, Inc.	11,958	140,387
Equifax, Inc.	7,804	1,582,963
ExlService Holdings, Inc.(1)	1,826	295,502
Exponent, Inc.	3,855	384,305
FTI Consulting, Inc.(1)	2,534	500,085

12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Genpact, Ltd.	10,696	$ 494,369
ManpowerGroup, Inc.	3,790	312,789
Robert Half International, Inc.	7,502	604,436
Science Applications International Corp.	3,282	352,684
SS&C Technologies Holdings, Inc.	13,314	751,842
TransUnion	14,424	896,307
TriNet Group, Inc.(1)	2,630	212,004
Verisk Analytics, Inc.	9,762	1,872,937
		$ 12,808,973
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)	19,346	$ 1,408,582
Howard Hughes Corp. (The)(1)	2,612	208,960
Jones Lang LaSalle, Inc.(1)	3,367	489,865
Zillow Group, Inc., Class C(1)	10,252	455,907
		$ 2,563,314
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)	4,112	$ 197,335
Amkor Technology, Inc.	6,095	158,592
Cirrus Logic, Inc.(1)	3,188	348,704
Enphase Energy, Inc.(1)	7,087	1,490,254
Entegris, Inc.	9,009	738,828
First Solar, Inc.(1)	5,442	1,183,635
GlobalFoundries, Inc.(1)	4,468	322,500
Lattice Semiconductor Corp.(1)	8,220	785,010
MKS Instruments, Inc.	4,072	360,861
Monolithic Power Systems, Inc.	2,690	1,346,453
ON Semiconductor Corp.(1)	25,860	2,128,795
Power Integrations, Inc.	3,455	292,431
Qorvo, Inc.(1)	5,860	595,200
Semtech Corp.(1)	3,709	89,535
Silicon Laboratories, Inc.(1)	1,797	314,637
Skyworks Solutions, Inc.	9,614	1,134,260
SolarEdge Technologies, Inc.(1)	2,992	909,418
Synaptics, Inc.(1)	2,211	245,753
Teradyne, Inc.	9,411	1,011,777
Universal Display Corp.	2,531	392,634
Wolfspeed, Inc.(1)(2)	7,492	486,605
		$ 14,533,217
Software — 5.1%
Altair Engineering, Inc., Class A(1)	3,186	$ 229,742
ANSYS, Inc.(1)	5,251	1,747,533
AppLovin Corp., Class A(1)	6,479	102,044
Aspen Technology, Inc.(1)	1,693	387,477
Security	Shares	Value
Software (continued)
BILL Holdings, Inc.(1)	6,374	$ 517,186
Black Knight, Inc.(1)	8,873	510,730
Blackline, Inc.(1)	3,081	206,889
Ceridian HCM Holding, Inc.(1)	8,854	648,290
Clear Secure, Inc., Class A	4,553	119,152
Confluent, Inc., Class A(1)	8,673	208,759
CrowdStrike Holdings, Inc., Class A(1)	12,828	1,760,771
Datadog, Inc., Class A(1)	15,616	1,134,659
DocuSign, Inc.(1)	12,046	702,282
Dolby Laboratories, Inc., Class A	3,612	308,537
Dropbox, Inc., Class A(1)	16,754	362,221
Dynatrace, Inc.(1)	13,452	569,020
Elastic NV(1)	4,871	282,031
Fair Isaac Corp.(1)	1,742	1,224,086
Five9, Inc.(1)	4,512	326,172
Gen Digital, Inc.	34,321	588,948
Guidewire Software, Inc.(1)	5,110	419,276
HubSpot, Inc.(1)	2,852	1,222,795
Informatica, Inc., Class A(1)	2,065	33,866
Manhattan Associates, Inc.(1)	3,879	600,663
NCR Corp.(1)	7,550	178,105
Paycom Software, Inc.(1)	3,103	943,343
Paycor HCM, Inc.(1)	2,753	73,010
Paylocity Holding Corp.(1)	2,529	502,715
PTC, Inc.(1)	6,807	872,862
Qualtrics International, Inc., Class A(1)	6,024	107,408
Qualys, Inc.(1)	2,032	264,201
Rapid7, Inc.(1)	3,244	148,932
RingCentral, Inc., Class A(1)	5,129	157,306
SentinelOne, Inc., Class A(1)	11,529	188,614
Smartsheet, Inc., Class A(1)	8,043	384,455
Splunk, Inc.(1)	9,068	869,440
Tenable Holdings, Inc.(1)	6,158	292,567
Tyler Technologies, Inc.(1)	2,588	917,808
Zoom Video Communications, Inc., Class A(1)	13,340	985,026
Zscaler, Inc.(1)	5,416	632,751
		$ 21,731,672
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	3,394	$ 412,744
AutoNation, Inc.(1)	1,894	254,478
Bath & Body Works, Inc.	12,328	450,958
Best Buy Co., Inc.	11,087	867,779
Burlington Stores, Inc.(1)	3,581	723,720
CarMax, Inc.(1)	8,973	576,784
Carvana Co.(1)(2)	5,113	50,056
Chewy, Inc., Class A(1)(2)	5,235	195,684

13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	3,342	$ 474,196
Five Below, Inc.(1)	3,077	633,770
Floor & Decor Holdings, Inc., Class A(1)	6,025	591,776
GameStop Corp., Class A(1)	15,037	346,152
Gap, Inc. (The)	12,724	127,749
Lithia Motors, Inc., Class A	1,489	340,877
Penske Automotive Group, Inc.	1,333	189,033
Petco Health & Wellness Co., Inc.(1)	7,738	69,642
RH (1)	1,186	288,850
Ross Stores, Inc.	18,956	2,011,800
Tractor Supply Co.	6,172	1,450,667
Ulta Beauty, Inc.(1)	2,849	1,554,614
Wayfair, Inc., Class A(1)	3,631	124,689
Williams-Sonoma, Inc.	3,751	456,347
		$ 12,192,365
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	14,189	$ 570,540
Hewlett Packard Enterprise Co.	77,487	1,234,368
NetApp, Inc.	13,043	832,796
Pure Storage, Inc., Class A(1)	16,969	432,879
Seagate Technology Holdings PLC	12,454	823,458
Western Digital Corp.(1)	19,649	740,178
		$ 4,634,219
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings, Ltd.(1)	7,266	$ 341,502
Columbia Sportswear Co.	1,821	164,327
Deckers Outdoor Corp.(1)	1,519	682,867
Hanesbrands, Inc.(2)	21,960	115,510
Levi Strauss & Co., Class A	5,905	107,648
PVH Corp.	3,789	337,827
Ralph Lauren Corp.	2,229	260,057
Skechers USA, Inc., Class A(1)	7,779	369,658
Tapestry, Inc.	13,233	570,475
Under Armour, Inc., Class A(1)	12,030	114,165
VF Corp.	20,718	474,649
		$ 3,538,685
Trading Companies & Distributors — 1.7%
Air Lease Corp.	6,451	$ 253,976
Beacon Roofing Supply, Inc.(1)	2,779	163,544
Core & Main, Inc., Class A(1)	5,671	131,000
Fastenal Co.	32,069	1,729,802
MSC Industrial Direct Co., Inc., Class A	3,124	262,416
SiteOne Landscape Supply, Inc.(1)	2,386	326,572
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	4,136	$ 1,636,863
Univar Solutions, Inc.(1)	11,080	388,132
W.W. Grainger, Inc.	2,529	1,742,001
WESCO International, Inc.	2,482	383,568
		$ 7,017,874
Water Utilities — 0.6%
American Water Works Co., Inc.	11,545	$ 1,691,227
Essential Utilities, Inc.	18,339	800,497
		$ 2,491,724
Total Common Stocks (identified cost $397,003,888)		$422,815,541

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	895,768	$ 895,768
Total Affiliated Fund (identified cost $895,768)		$ 895,768
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	981,068	$ 981,068
Total Securities Lending Collateral (identified cost $981,068)		$ 981,068
Total Short-Term Investments (identified cost $1,876,836)		$ 1,876,836
Total Investments — 100.1% (identified cost $398,883,376)		$424,695,029
Other Assets, Less Liabilities — (0.1)%		$ (623,778)
Net Assets — 100.0%		$ 424,071,251

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $2,149,530.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Abbreviations:
CVR	– Contingent Value Rights
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $397,987,608) - including $2,149,530 of securities on loan	$ 423,799,261
Investments in securities of affiliated issuers, at value (identified cost $895,768)	895,768
Cash	84
Cash denominated in foreign currency, at value (cost $1,071)	1,174
Receivable for investments sold	209,498
Receivable for capital shares sold	620,896
Dividends receivable	345,259
Dividends receivable - affiliated	5,483
Securities lending income receivable	22,045
Receivable from affiliates	63,447
Directors' deferred compensation plan	34,104
Total assets	$425,997,019
Liabilities
Payable for capital shares redeemed	$ 691,849
Deposits for securities loaned	981,068
Payable to affiliates:
Investment advisory fee	41,398
Administrative fee	41,677
Distribution and service fees	13,522
Sub-transfer agency fee	10,008
Directors' deferred compensation plan	34,104
Accrued expenses	112,142
Total liabilities	$ 1,925,768
Net Assets	$424,071,251
Sources of Net Assets
Paid-in capital	$ 417,024,314
Distributable earnings	7,046,937
Net Assets	$424,071,251
Class A Shares
Net Assets	$ 64,363,062
Shares Outstanding	1,899,722
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 33.88
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 35.57
Class I Shares
Net Assets	$ 326,325,250
Shares Outstanding	9,537,219
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.22
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 33,382,939
Shares Outstanding	977,068
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,577)	$ 2,813,972
Dividend income - affiliated issuers	21,684
Securities lending income, net	84,567
Total investment income	$ 2,920,223
Expenses
Investment advisory fee	$ 232,660
Administrative fee	232,660
Distribution and service fees:
Class A	77,198
Directors' fees and expenses	13,308
Custodian fees	7,130
Transfer agency fees and expenses	183,972
Accounting fees	45,439
Professional fees	23,276
Registration fees	46,398
Reports to shareholders	15,927
Miscellaneous	16,240
Total expenses	$ 894,208
Waiver and/or reimbursement of expenses by affiliate	$ (354,980)
Net expenses	$ 539,228
Net investment income	$ 2,380,995
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (5,963,542)
Foreign currency transactions	20
Net realized loss	$ (5,963,522)
Change in unrealized appreciation (depreciation):
Investment securities	$ 51,430,594
Foreign currency	101
Net change in unrealized appreciation (depreciation)	$51,430,695
Net realized and unrealized gain	$45,467,173
Net increase in net assets from operations	$47,848,168
18
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,380,995	$ 3,277,557
Net realized loss	(5,963,522)	(11,747,114)
Net change in unrealized appreciation (depreciation)	51,430,695	(77,130,229)
Net increase (decrease) in net assets from operations	$ 47,848,168	$ (85,599,786)
Distributions to shareholders:
Class A	$ (496,609)	$ (1,543,340)
Class I	(2,821,761)	(8,114,381)
Class R6	(367,107)	— (1)
Total distributions to shareholders	$ (3,685,477)	$ (9,657,721)
Capital share transactions:
Class A	$ 8,608,359	$ 13,051,483
Class I	14,280,302	94,258,432
Class R6	31,122,841	244,218 (1)
Net increase in net assets from capital share transactions	$ 54,011,502	$107,554,133
Net increase in net assets	$ 98,174,193	$ 12,296,626
Net Assets
At beginning of period	$ 325,897,058	$ 313,600,432
At end of period	$424,071,251	$325,897,058

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
19
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 29.95	$ 39.02	$ 29.17	$ 26.80	$ 27.23	$ 24.44
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.25	$ 0.22	$ 0.28	$ 0.24	$ 0.25
Net realized and unrealized gain (loss)	4.02	(8.25)	10.47	2.54	(0.02)	3.25
Total income (loss) from operations	$ 4.19	$ (8.00)	$ 10.69	$ 2.82	$ 0.22	$ 3.50
Less Distributions
From net investment income	$ (0.26)	$ (0.14)	$ (0.19)	$ (0.18)	$ (0.24)	$ (0.24)
From net realized gain	—	(0.93)	(0.65)	(0.27)	(0.41)	(0.47)
Total distributions	$ (0.26)	$ (1.07)	$ (0.84)	$ (0.45)	$ (0.65)	$ (0.71)
Net asset value — End of period	$ 33.88	$ 29.95	$ 39.02	$ 29.17	$ 26.80	$ 27.23
Total Return(2)	14.01% (3)	(21.17)%	37.14%	10.60%	1.05%	14.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,363	$48,932	$50,682	$14,803	$12,385	$22,575
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67% (5)	0.66%	0.68%	0.77%	0.90%	0.94%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49%	0.49%	0.53%	0.57%
Net investment income	1.02% (5)	0.70%	0.57%	1.03%	0.93%	0.95%
Portfolio Turnover	9% (3)	26%	26%	31%	57%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
20
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 30.27	$ 39.39	$ 29.42	$ 27.04	$ 27.45	$ 24.56
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.35	$ 0.31	$ 0.34	$ 0.32	$ 0.34
Net realized and unrealized gain (loss)	4.06	(8.34)	10.57	2.57	(0.02)	3.27
Total income (loss) from operations	$ 4.27	$ (7.99)	$ 10.88	$ 2.91	$ 0.30	$ 3.61
Less Distributions
From net investment income	$ (0.32)	$ (0.20)	$ (0.26)	$ (0.26)	$ (0.30)	$ (0.25)
From net realized gain	—	(0.93)	(0.65)	(0.27)	(0.41)	(0.47)
Total distributions	$ (0.32)	$ (1.13)	$ (0.91)	$ (0.53)	$ (0.71)	$ (0.72)
Net asset value — End of period	$ 34.22	$ 30.27	$ 39.39	$ 29.42	$ 27.04	$ 27.45
Total Return(2)	14.15% (3)	(20.97)%	37.49%	10.91%	1.30%	14.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,325	$276,747	$262,918	$83,065	$49,221	$46,812
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.42% (5)	0.42%	0.43%	0.52%	0.64%	0.69%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24%	0.24%	0.24%	0.22%
Net investment income	1.25% (5)	0.96%	0.83%	1.27%	1.23%	1.31%
Portfolio Turnover	9% (3)	26%	26%	31%	57%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
21
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 30.27	$ 37.87
Income (Loss) From Operations
Net investment income(2)	$ 0.24	$ 0.31
Net realized and unrealized gain (loss)	4.04	(7.91)
Total income (loss) from operations	$ 4.28	$ (7.60)
Less Distributions
From net investment income	$ (0.38)	$ —
Total distributions	$ (0.38)	$ —
Net asset value — End of period	$ 34.17	$ 30.27
Total Return(3)	14.15% (4)	(20.04)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,383	$ 218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.38% (6)	0.38% (6)
Net expenses	0.20% (6)(7)	0.20% (6)(7)
Net investment income	1.38% (6)	1.40% (6)
Portfolio Turnover	9% (4)	26% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
22
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
23

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 422,815,541(2)	$ —	$ —	$ 422,815,541
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	895,768	—	—	895,768
Securities Lending Collateral	981,068	—	—	981,068
Total Investments	$424,692,377	$ —	$2,652	$424,695,029

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
24

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $232,660.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $1,049 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $353,931.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $232,660.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $77,198 for Class A shares.
The Fund was informed that EVD received $2,779 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $33,191 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $88,292,806 and $35,206,390, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $7,340,934 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $7,340,934 are short-term.
25

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$405,547,651
Gross unrealized appreciation	$ 60,615,896
Gross unrealized depreciation	(41,468,518)
Net unrealized appreciation	$ 19,147,378
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $2,149,530 and the total value of collateral received was $2,135,370, comprised of cash of $981,068 and U.S. government and/or agencies securities of $1,154,302.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$981,068	$ —	$ —	$ —	$981,068
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
26

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $895,768, which represents 0.2% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,165,477	$58,502,546	$(58,772,255)	$ —	$ —	$895,768	$21,684	895,768
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class. Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	617,865	$ 20,200,244	607,564	$ 22,952,188
Reinvestment of distributions	12,333	404,284	37,337	1,463,597
Shares redeemed	(364,050)	(11,996,169)	(310,072)	(11,364,302)
Net increase	266,148	$ 8,608,359	334,829	$ 13,051,483
Class I
Shares sold	2,535,898	$ 84,924,307	4,712,747	$172,052,965
Reinvestment of distributions	62,187	2,057,156	150,149	5,936,888
Shares redeemed	(2,203,476)	(72,701,161)	(2,394,505)	(83,731,421)
Net increase	394,609	$ 14,280,302	2,468,391	$ 94,258,432
Class R6
Shares sold	998,066	$ 32,078,554	7,371	$ 249,850
Reinvestment of distributions	11,114	367,107	—	—
Shares redeemed	(39,317)	(1,322,820)	(166)	(5,632)
Net increase	969,863	$ 31,122,841	7,205	$ 244,218

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194     3.31.23

Calvert
US Large-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	15.28%	(9.09)%	11.05%	12.08%
Class A with 4.75% Maximum Sales Charge	—	—	9.81	(13.41)	9.98	11.53
Class C at NAV	06/30/2000	06/30/2000	14.85	(9.78)	10.22	11.38
Class C with 1% Maximum Deferred Sales Charge	—	—	13.85	(10.68)	10.22	11.38
Class I at NAV	06/30/2000	06/30/2000	15.46	(8.86)	11.35	12.47
Class R6 at NAV	10/03/2017	06/30/2000	15.46	(8.84)	11.40	12.49

Russell 1000® Index	—	—	15.24%	(8.39)%	10.86%	12.01%
Calvert US Large-Cap Core Responsible Index	—	—	15.60	(8.76)	11.68	12.80

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.59%	1.34%	0.34%	0.29%
Net	0.49	1.24	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	7.3%
Microsoft Corp.	5.9
Alphabet, Inc., Class A	3.3
Amazon.com, Inc.	2.7
NVIDIA Corp.	2.0
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.2
Visa, Inc., Class A	1.1
Procter & Gamble Co. (The)	1.1
Mastercard, Inc., Class A	1.0
Total	27.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,152.80	$2.63 **	0.49%
Class C	$1,000.00	$1,148.50	$6.64 **	1.24%
Class I	$1,000.00	$1,154.60	$1.29 **	0.24%
Class R6	$1,000.00	$1,154.60	$1.02 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.49	$2.47 **	0.49%
Class C	$1,000.00	$1,018.75	$6.24 **	1.24%
Class I	$1,000.00	$1,023.73	$1.21 **	0.24%
Class R6	$1,000.00	$1,023.98	$0.96 **	0.19%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	13,683	$ 3,076,622
Curtiss-Wright Corp.	8,907	1,569,948
HEICO Corp.	7,303	1,249,105
Hexcel Corp.	20,307	1,385,953
Woodward, Inc.	11,468	1,116,639
		$ 8,398,267
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,808,037
Expeditors International of Washington, Inc.	23,113	2,545,204
FedEx Corp.	33,870	7,738,956
GXO Logistics, Inc.(1)	14,264	719,761
United Parcel Service, Inc., Class B	102,344	19,853,713
		$ 32,665,671
Automobile Components — 0.2%
Aptiv PLC(1)	37,983	$ 4,261,313
Autoliv, Inc.	10,909	1,018,464
BorgWarner, Inc.	34,215	1,680,299
Gentex Corp.	28,406	796,220
Lear Corp.	8,990	1,254,015
		$ 9,010,311
Automobiles — 2.1%
Ford Motor Co.	557,753	$ 7,027,688
General Motors Co.	193,749	7,106,713
Harley-Davidson, Inc.	17,804	676,018
Rivian Automotive, Inc., Class A(1)	70,559	1,092,253
Tesla, Inc.(1)	337,685	70,056,130
Thor Industries, Inc.	6,696	533,270
		$ 86,492,072
Banks — 4.1%
Bank of America Corp.	977,900	$ 27,967,940
Bank OZK	23,188	793,030
BOK Financial Corp.	2,833	239,134
Cadence Bank	27,579	572,540
Citigroup, Inc.	291,090	13,649,210
Citizens Financial Group, Inc.	74,149	2,251,905
Comerica, Inc.	21,543	935,397
Commerce Bancshares, Inc.	19,902	1,161,282
Cullen/Frost Bankers, Inc.	10,212	1,075,732
East West Bancorp, Inc.	19,690	1,092,795
F.N.B. Corp.	52,079	604,116
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	108,172	$ 2,881,702
First Citizens Bancshares, Inc., Class A	1,638	1,593,938
First Financial Bankshares, Inc.	16,059	512,282
First Horizon Corp.	80,133	1,424,765
First Interstate BancSystem, Inc., Class A	13,689	408,754
First Republic Bank(2)	28,953	405,053
Glacier Bancorp, Inc.	19,816	832,470
Hancock Whitney Corp.	12,858	468,031
Home BancShares, Inc.	22,755	494,011
Huntington Bancshares, Inc.	219,142	2,454,390
JPMorgan Chase & Co.	376,231	49,026,662
KeyCorp	139,902	1,751,573
M&T Bank Corp.	25,239	3,017,827
New York Community Bancorp, Inc.	60,991	551,359
Old National Bancorp	43,636	629,231
Pinnacle Financial Partners, Inc.	9,343	515,360
PNC Financial Services Group, Inc. (The)	60,971	7,749,414
Popular, Inc.	9,320	535,061
Prosperity Bancshares, Inc.	12,231	752,451
Regions Financial Corp.	142,291	2,640,921
ServisFirst Bancshares, Inc.	7,322	400,001
SouthState Corp.	12,620	899,301
Synovus Financial Corp.	25,700	792,331
Truist Financial Corp.	200,620	6,841,142
U.S. Bancorp	203,969	7,353,082
UMB Financial Corp.	8,611	497,027
United Bankshares, Inc.	15,496	545,459
Valley National Bancorp	80,051	739,671
Webster Financial Corp.	24,164	952,545
Wells Fargo & Co.	565,879	21,152,557
Western Alliance Bancorp	14,818	526,632
Wintrust Financial Corp.	10,651	776,990
Zions Bancorp NA	19,408	580,881
		$ 171,045,955
Beverages — 2.0%
Celsius Holdings, Inc.(1)	7,929	$ 736,921
Coca-Cola Co. (The)	543,811	33,732,596
Coca-Cola Consolidated, Inc.	885	473,546
Keurig Dr Pepper, Inc.	161,842	5,709,786
Monster Beverage Corp.(1)	132,684	7,166,263
PepsiCo, Inc.	190,508	34,729,608
		$ 82,548,720
Biotechnology — 3.5%
AbbVie, Inc.	240,251	$ 38,288,802

6
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alkermes PLC(1)	25,933	$ 731,051
Alnylam Pharmaceuticals, Inc.(1)	19,078	3,821,705
Amgen, Inc.	85,436	20,654,153
Apellis Pharmaceuticals, Inc.(1)	14,184	935,577
Biogen, Inc.(1)	23,103	6,423,327
Biohaven, Ltd.(1)	5,311	72,548
BioMarin Pharmaceutical, Inc.(1)	30,109	2,927,799
Exact Sciences Corp.(1)	25,895	1,755,940
Exelixis, Inc.(1)	40,744	790,841
Gilead Sciences, Inc.	197,743	16,406,737
Halozyme Therapeutics, Inc.(1)	25,431	971,210
Horizon Therapeutics PLC(1)	38,524	4,204,509
Incyte Corp.(1)	31,597	2,283,515
Ionis Pharmaceuticals, Inc.(1)	19,122	683,420
Moderna, Inc.(1)	53,504	8,217,144
Neurocrine Biosciences, Inc.(1)	16,355	1,655,453
Regeneron Pharmaceuticals, Inc.(1)	16,428	13,498,395
Sarepta Therapeutics, Inc.(1)	12,073	1,664,022
Seagen, Inc.(1)	22,368	4,528,849
United Therapeutics Corp.(1)	7,777	1,741,737
Vertex Pharmaceuticals, Inc.(1)	41,359	13,030,980
		$ 145,287,714
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	1,087,409	$ 112,318,476
Dillard's, Inc., Class A	1,000	307,680
eBay, Inc.	68,222	3,027,010
Etsy, Inc.(1)	16,765	1,866,448
Kohl's Corp.	13,682	322,074
Macy's, Inc.	31,445	549,973
Nordstrom, Inc.	19,715	320,763
		$ 118,712,424
Building Products — 1.0%
Advanced Drainage Systems, Inc.	13,343	$ 1,123,614
Allegion PLC	18,093	1,931,066
Carlisle Cos., Inc.	17,468	3,948,991
Carrier Global Corp.	169,410	7,750,508
Fortune Brands Innovations, Inc.	17,279	1,014,796
Johnson Controls International PLC	139,233	8,384,611
Lennox International, Inc.	6,566	1,649,904
Masco Corp.	31,627	1,572,494
MasterBrand, Inc.(1)	17,279	138,923
Owens Corning	30,677	2,938,857
Simpson Manufacturing Co., Inc.	8,648	948,167
Trane Technologies PLC	47,476	8,734,634
Security	Shares	Value
Building Products (continued)
Trex Co., Inc.(1)	14,931	$ 726,692
UFP Industries, Inc.	5,762	457,906
		$ 41,321,163
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$ 756,108
Ameriprise Financial, Inc.	15,386	4,715,809
Ares Management Corp., Class A	21,755	1,815,237
Bank of New York Mellon Corp. (The)	124,864	5,673,820
BlackRock, Inc.	22,824	15,271,995
Blackstone, Inc.	105,633	9,278,803
Blue Owl Capital, Inc.	64,997	720,167
Carlyle Group, Inc. (The)	24,373	757,025
Cboe Global Markets, Inc.	16,484	2,212,812
Charles Schwab Corp. (The)	228,219	11,954,111
CME Group, Inc.	54,362	10,411,410
Coinbase Global, Inc., Class A(1)	22,348	1,510,054
Evercore, Inc., Class A	7,099	819,083
FactSet Research Systems, Inc.	5,632	2,337,787
Franklin Resources, Inc.	47,893	1,290,237
Goldman Sachs Group, Inc. (The)	50,776	16,609,337
Houlihan Lokey, Inc.	5,612	490,994
Interactive Brokers Group, Inc., Class A	14,226	1,174,499
Intercontinental Exchange, Inc.	84,061	8,766,722
Invesco, Ltd.	58,955	966,862
Jefferies Financial Group, Inc.	29,880	948,391
KKR & Co., Inc.	88,850	4,666,402
LPL Financial Holdings, Inc.	12,909	2,612,782
MarketAxess Holdings, Inc.	4,905	1,919,277
Moody's Corp.	23,742	7,265,527
Morningstar, Inc.	3,966	805,217
MSCI, Inc.	11,624	6,505,837
Nasdaq, Inc.	48,816	2,668,771
Northern Trust Corp.	33,282	2,933,143
Raymond James Financial, Inc.	29,392	2,741,392
S&P Global, Inc.	47,208	16,275,902
SEI Investments Co.	14,768	849,898
State Street Corp.	49,937	3,779,731
Stifel Financial Corp.	17,068	1,008,548
T. Rowe Price Group, Inc.	35,016	3,953,306
Tradeweb Markets, Inc., Class A	17,457	1,379,452
Virtu Financial, Inc., Class A	16,534	312,493
		$ 158,158,941
Chemicals — 1.5%
Air Products & Chemicals, Inc.	44,204	$ 12,695,831

7
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Ashland, Inc.	9,807	$ 1,007,277
Avient Corp.	22,057	907,866
Axalta Coating Systems, Ltd.(1)	50,541	1,530,887
Cabot Corp.	11,242	861,587
Celanese Corp.	24,355	2,652,016
Eastman Chemical Co.	24,642	2,078,306
Ecolab, Inc.	52,869	8,751,406
Element Solutions, Inc.	46,654	900,889
FMC Corp.	27,536	3,362,972
Huntsman Corp.	31,548	863,153
International Flavors & Fragrances, Inc.	55,548	5,108,194
Livent Corp.(1)	32,336	702,338
Mosaic Co. (The)	75,007	3,441,321
PPG Industries, Inc.	47,521	6,347,855
Sherwin-Williams Co. (The)	48,578	10,918,877
		$ 62,130,775
Commercial Services & Supplies — 0.7%
Cintas Corp.	10,956	$ 5,069,122
Clean Harbors, Inc.(1)	8,722	1,243,408
Copart, Inc.(1)	61,560	4,629,928
MSA Safety, Inc.	8,207	1,095,635
Republic Services, Inc.	35,740	4,832,763
Rollins, Inc.	36,225	1,359,524
Stericycle, Inc.(1)	21,286	928,282
Tetra Tech, Inc.	7,984	1,172,929
Waste Management, Inc.	67,887	11,077,122
		$ 31,408,713
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	29,864	$ 5,012,971
Ciena Corp.(1)	16,458	864,374
Cisco Systems, Inc.	537,460	28,095,721
F5, Inc.(1)	8,244	1,201,068
Juniper Networks, Inc.	37,122	1,277,739
Lumentum Holdings, Inc.(1)	9,562	516,444
Motorola Solutions, Inc.	22,404	6,410,457
		$ 43,378,774
Construction & Engineering — 0.3%
AECOM	24,033	$ 2,026,463
EMCOR Group, Inc.	7,120	1,157,641
MasTec, Inc.(1)	10,386	980,854
Quanta Services, Inc.	24,700	4,116,008
Valmont Industries, Inc.	5,012	1,600,231
Security	Shares	Value
Construction & Engineering (continued)
WillScot Mobile Mini Holdings Corp.(1)	34,896	$ 1,635,924
		$ 11,517,121
Construction Materials — 0.2%
Vulcan Materials Co.	44,876	$ 7,698,927
		$ 7,698,927
Consumer Finance — 0.7%
Ally Financial, Inc.	42,829	$ 1,091,711
American Express Co.	90,426	14,915,769
Capital One Financial Corp.	57,446	5,524,007
Credit Acceptance Corp.(1)	584	254,647
Discover Financial Services	37,889	3,744,949
OneMain Holdings, Inc.	16,018	593,948
SLM Corp.	48,615	602,340
SoFi Technologies, Inc.(1)	118,404	718,712
Synchrony Financial	73,453	2,136,013
Upstart Holdings, Inc.(1)(2)	10,000	158,900
		$ 29,740,996
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	40,985	$ 851,668
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,263,447
Casey's General Stores, Inc.	6,806	1,473,227
Costco Wholesale Corp.	55,690	27,670,690
Dollar General Corp.	27,931	5,878,358
Dollar Tree, Inc.(1)	27,373	3,929,394
Kroger Co. (The)	130,298	6,432,812
Performance Food Group Co.(1)	25,075	1,513,026
Sysco Corp.	93,246	7,201,389
Target Corp.	58,696	9,721,818
US Foods Holding Corp.(1)	40,557	1,498,176
Walmart, Inc.	175,455	25,870,840
		$ 93,304,845
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$ 1,576,655
Avery Dennison Corp.	17,565	3,142,905
Ball Corp.	65,196	3,592,952
Berry Global Group, Inc.	22,280	1,312,292
Crown Holdings, Inc.	23,626	1,954,107
Graphic Packaging Holding Co.	70,872	1,806,527
Packaging Corp. of America	17,531	2,433,829
Sealed Air Corp.	29,677	1,362,471
Silgan Holdings, Inc.	20,778	1,115,155
Sonoco Products Co.	23,526	1,435,086

8
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
WestRock Co.	51,235	$ 1,561,130
		$ 21,293,109
Distributors — 0.2%
Genuine Parts Co.	18,010	$ 3,013,253
LKQ Corp.	37,177	2,110,167
Pool Corp.	4,776	1,635,493
		$ 6,758,913
Diversified Consumer Services — 0.1%
ADT, Inc.	13,747	$ 99,391
Bright Horizons Family Solutions, Inc.(1)	8,169	628,931
H&R Block, Inc.	23,553	830,243
Service Corp. International	19,420	1,335,708
		$ 2,894,273
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	930,476	$ 17,911,663
Iridium Communications, Inc.	16,712	1,034,974
Lumen Technologies, Inc.	151,454	401,353
Verizon Communications, Inc.	557,038	21,663,208
		$ 41,011,198
Electric Utilities — 1.3%
Alliant Energy Corp.	43,511	$ 2,323,487
Avangrid, Inc.	8,163	325,541
Constellation Energy Corp.	56,755	4,455,268
Evergy, Inc.	39,292	2,401,527
Eversource Energy	60,266	4,716,417
Exelon Corp.	172,309	7,218,024
Hawaiian Electric Industries, Inc.	22,356	858,470
IDACORP, Inc.	8,719	944,529
NextEra Energy, Inc.	311,334	23,997,625
NRG Energy, Inc.	38,729	1,328,018
PNM Resources, Inc.	14,699	715,547
Portland General Electric Co.	12,060	589,613
Xcel Energy, Inc.	94,959	6,404,035
		$ 56,278,101
Electrical Equipment — 1.2%
Acuity Brands, Inc.	6,339	$ 1,158,325
AMETEK, Inc.	46,434	6,748,253
Atkore, Inc.(1)	8,944	1,256,453
ChargePoint Holdings, Inc.(1)(2)	33,725	353,101
Eaton Corp. PLC	80,034	13,713,026
Emerson Electric Co.	118,447	10,321,472
Security	Shares	Value
Electrical Equipment (continued)
Generac Holdings, Inc.(1)	12,162	$ 1,313,618
Hubbell, Inc.	10,910	2,654,512
nVent Electric PLC	38,336	1,646,148
Plug Power, Inc.(1)(2)	64,158	751,932
Regal Rexnord Corp.	12,312	1,732,668
Rockwell Automation, Inc.	23,241	6,820,071
Sensata Technologies Holding PLC	31,243	1,562,775
Sunrun, Inc.(1)	29,423	592,873
		$ 50,625,227
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	120,813	$ 9,872,838
Arrow Electronics, Inc.(1)	6,623	827,014
Avnet, Inc.	12,127	548,140
CDW Corp.	17,531	3,416,617
Cognex Corp.	35,063	1,737,372
Coherent Corp.(1)	25,014	952,533
Corning, Inc.	106,493	3,757,073
IPG Photonics Corp.(1)	3,804	469,071
Jabil, Inc.	15,935	1,404,830
Keysight Technologies, Inc.(1)	35,745	5,772,103
Littelfuse, Inc.	4,405	1,180,936
National Instruments Corp.	20,465	1,072,571
Novanta, Inc.(1)	7,626	1,213,220
Rogers Corp.(1)	2,455	401,221
TD SYNNEX Corp.	3,656	353,864
Teledyne Technologies, Inc.(1)	9,519	4,258,420
Trimble, Inc.(1)	51,466	2,697,848
Zebra Technologies Corp., Class A(1)	6,550	2,082,900
		$ 42,018,571
Energy Equipment & Services — 0.2%
Baker Hughes Co.	313,336	$ 9,042,877
		$ 9,042,877
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)(2)	74,379	$ 372,639
Electronic Arts, Inc.	34,345	4,136,855
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	165,375
Live Nation Entertainment, Inc.(1)	21,315	1,492,050
Netflix, Inc.(1)	57,781	19,962,180
Playtika Holding Corp.(1)	20,000	225,200
ROBLOX Corp., Class A(1)	53,154	2,390,867
Roku, Inc.(1)	15,348	1,010,205
Take-Two Interactive Software, Inc.(1)	20,124	2,400,793
Walt Disney Co. (The)(1)	267,645	26,799,294

9
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Warner Bros. Discovery, Inc.(1)	319,939	$ 4,831,079
Warner Music Group Corp., Class A	19,984	666,866
		$ 64,453,403
Financial Services — 3.0%
Affirm Holdings, Inc.(1)	25,669	$ 289,289
Block, Inc., Class A(1)	68,304	4,689,069
Equitable Holdings, Inc.	50,312	1,277,422
Essent Group, Ltd.	16,779	671,999
Euronet Worldwide, Inc.(1)	7,279	814,520
Fidelity National Information Services, Inc.	74,819	4,064,916
Fiserv, Inc.(1)	81,126	9,169,672
Jack Henry & Associates, Inc.	8,677	1,307,797
Marqeta, Inc., Class A(1)	50,122	229,057
Mastercard, Inc., Class A	110,887	40,297,445
MGIC Investment Corp.	43,154	579,127
PayPal Holdings, Inc.(1)	148,700	11,292,278
Rocket Cos., Inc., Class A(1)	40,000	362,400
TFS Financial Corp.	9,601	121,261
Toast, Inc., Class A(1)	31,241	554,528
Visa, Inc., Class A	211,865	47,767,083
Voya Financial, Inc.	12,965	926,479
Western Union Co. (The)	50,371	561,637
WEX, Inc.(1)	6,147	1,130,372
		$ 126,106,351
Food Products — 1.6%
Bunge, Ltd.	29,203	$ 2,789,471
Campbell Soup Co.	35,599	1,957,233
Conagra Brands, Inc.	87,883	3,300,885
Darling Ingredients, Inc.(1)	28,014	1,636,018
Flowers Foods, Inc.	42,955	1,177,397
General Mills, Inc.	103,943	8,882,969
Hershey Co. (The)	26,735	6,801,651
Hormel Foods Corp.	49,662	1,980,521
Ingredion, Inc.	13,407	1,363,894
JM Smucker Co. (The)	17,585	2,767,351
Kellogg Co.	46,588	3,119,532
Kraft Heinz Co. (The)	147,567	5,706,416
Lamb Weston Holdings, Inc.	23,745	2,481,827
McCormick & Co., Inc.	49,732	4,138,200
Mondelez International, Inc., Class A	247,472	17,253,748
Post Holdings, Inc.(1)	8,120	729,744
		$ 66,086,857
Security	Shares	Value
Gas Utilities — 0.1%
National Fuel Gas Co.	15,220	$ 878,803
New Jersey Resources Corp.	13,596	723,307
ONE Gas, Inc.	7,344	581,865
Southwest Gas Holdings, Inc.	11,528	719,924
UGI Corp.	36,167	1,257,165
		$ 4,161,064
Ground Transportation — 0.7%
Avis Budget Group, Inc.(1)	3,306	$ 644,009
J.B. Hunt Transport Services, Inc.	12,319	2,161,492
Knight-Swift Transportation Holdings, Inc.	24,186	1,368,444
Landstar System, Inc.	4,999	896,121
Old Dominion Freight Line, Inc.	13,684	4,664,054
RXO, Inc.(1)	14,264	280,145
Ryder System, Inc.	6,757	602,995
Saia, Inc.(1)	3,021	821,954
Schneider National, Inc., Class B	10,000	267,500
Union Pacific Corp.	86,081	17,324,662
XPO, Inc.(1)	14,264	455,021
		$ 29,486,397
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	252,668	$ 25,585,162
Align Technology, Inc.(1)	11,873	3,967,244
Baxter International, Inc.	82,273	3,336,993
Becton Dickinson and Co.	44,739	11,074,692
Boston Scientific Corp.(1)	224,657	11,239,590
Cooper Cos., Inc. (The)	8,098	3,023,469
DENTSPLY SIRONA, Inc.	35,033	1,376,096
DexCom, Inc.(1)	59,576	6,921,540
Edwards Lifesciences Corp.(1)	96,427	7,977,406
Envista Holdings Corp.(1)	21,529	880,105
Globus Medical, Inc., Class A(1)	12,421	703,525
Hologic, Inc.(1)	39,658	3,200,401
ICU Medical, Inc.(1)	3,229	532,656
IDEXX Laboratories, Inc.(1)	13,164	6,583,053
Inspire Medical Systems, Inc.(1)	4,579	1,071,806
Insulet Corp.(1)	11,231	3,582,240
Integra LifeSciences Holdings Corp.(1)	9,182	527,139
Intuitive Surgical, Inc.(1)	55,804	14,256,248
iRhythm Technologies, Inc.(1)	4,710	584,181
Lantheus Holdings, Inc.(1)	10,604	875,466
Masimo Corp.(1)	8,514	1,571,173
Medtronic PLC	211,030	17,013,239
Novocure, Ltd.(1)	18,792	1,130,151
Omnicell, Inc.(1)	6,616	388,161

10
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(1)	6,629	$ 1,847,436
ResMed, Inc.	23,832	5,218,970
Shockwave Medical, Inc.(1)	5,758	1,248,507
STERIS PLC	14,875	2,845,290
Stryker Corp.	55,857	15,945,498
Tandem Diabetes Care, Inc.(1)	8,579	348,393
Teleflex, Inc.	7,790	1,973,285
Zimmer Biomet Holdings, Inc.	32,844	4,243,445
		$ 161,072,560
Health Care Providers & Services — 1.5%
agilon health, Inc.(1)	33,819	$ 803,201
AMN Healthcare Services, Inc.(1)	6,399	530,861
Centene Corp.(1)	87,939	5,558,624
Chemed Corp.	2,008	1,079,802
CVS Health Corp.	203,040	15,087,902
DaVita, Inc.(1)	10,074	817,102
Elevance Health, Inc.	37,578	17,278,740
Encompass Health Corp.	12,962	701,244
Enhabit, Inc.(1)	6,481	90,151
Ensign Group, Inc. (The)	8,432	805,593
Guardant Health, Inc.(1)	14,210	333,082
HealthEquity, Inc.(1)	11,570	679,275
Henry Schein, Inc.(1)	23,039	1,878,600
Humana, Inc.	19,612	9,520,842
Laboratory Corp. of America Holdings	13,356	3,064,134
Molina Healthcare, Inc.(1)	8,844	2,365,682
Option Care Health, Inc.(1)	22,841	725,659
Premier, Inc., Class A	18,849	610,142
Quest Diagnostics, Inc.	18,791	2,658,551
R1 RCM, Inc.(1)	26,713	400,695
		$ 64,989,882
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)(2)	11,619	$ 376,223
Teladoc Health, Inc.(1)	24,329	630,121
Veeva Systems, Inc., Class A(1)	18,981	3,488,518
		$ 4,494,862
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	47,958	$ 5,965,975
Aramark	50,268	1,799,594
Booking Holdings, Inc.(1)	5,022	13,320,403
Chipotle Mexican Grill, Inc.(1)	5,057	8,638,823
Choice Hotels International, Inc.	3,713	435,127
Darden Restaurants, Inc.	21,645	3,358,438
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	6,084	$ 2,006,929
Expedia Group, Inc.(1)	18,923	1,836,099
Hilton Grand Vacations, Inc.(1)	12,459	553,553
Hilton Worldwide Holdings, Inc.	40,408	5,692,275
Hyatt Hotels Corp., Class A(1)	8,640	965,866
Marriott International, Inc., Class A	38,950	6,467,258
Marriott Vacations Worldwide Corp.	4,891	659,600
Planet Fitness, Inc., Class A(1)	12,440	966,215
Starbucks Corp.	189,453	19,727,741
Texas Roadhouse, Inc.	13,421	1,450,273
Travel + Leisure Co.	9,867	386,786
Vail Resorts, Inc.	6,182	1,444,610
Wyndham Hotels & Resorts, Inc.	11,818	801,851
Yum! Brands, Inc.	51,532	6,806,347
		$ 83,283,763
Household Durables — 0.5%
D.R. Horton, Inc.	52,451	$ 5,123,938
Helen of Troy, Ltd.(1)	2,654	252,581
Leggett & Platt, Inc.	15,713	500,930
Lennar Corp., Class A	45,141	4,744,771
Mohawk Industries, Inc.(1)	7,595	761,171
Newell Brands, Inc.	43,520	541,389
NVR, Inc.(1)	520	2,897,539
PulteGroup, Inc.	38,852	2,264,295
Tempur Sealy International, Inc.	25,970	1,025,555
TopBuild Corp.(1)	4,652	968,267
Whirlpool Corp.	7,454	984,077
		$ 20,064,513
Household Products — 1.5%
Church & Dwight Co., Inc.	33,134	$ 2,929,377
Clorox Co. (The)	15,502	2,453,036
Colgate-Palmolive Co.	104,344	7,841,452
Kimberly-Clark Corp.	43,472	5,834,812
Procter & Gamble Co. (The)	296,994	44,160,038
		$ 63,218,715
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	115,587	$ 2,783,335
Brookfield Renewable Corp., Class A	29,795	1,041,335
Clearway Energy, Inc., Class C	8,902	278,900
Ormat Technologies, Inc.	10,753	911,532
		$ 5,015,102

11
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.4%
Aflac, Inc.	85,800	$ 5,535,816
Allstate Corp. (The)	40,309	4,466,640
American Financial Group, Inc.	8,904	1,081,836
American International Group, Inc.	113,264	5,703,975
Arch Capital Group, Ltd.(1)	57,849	3,926,212
Assurant, Inc.	7,237	868,947
Axis Capital Holdings, Ltd.	11,680	636,794
Brown & Brown, Inc.	38,360	2,202,631
Cincinnati Financial Corp.	23,625	2,647,890
Enstar Group, Ltd.(1)	2,089	484,209
Erie Indemnity Co., Class A	3,679	852,277
Everest Re Group, Ltd.	6,034	2,160,293
F&G Annuities & Life, Inc.	2,712	49,141
Fidelity National Financial, Inc.	39,896	1,393,567
First American Financial Corp.	12,153	676,436
Globe Life, Inc.	13,850	1,523,777
Hanover Insurance Group, Inc. (The)	4,418	567,713
Hartford Financial Services Group, Inc. (The)	46,087	3,211,803
Kinsale Capital Group, Inc.	3,254	976,688
Lincoln National Corp.	20,704	465,219
Markel Corp.(1)	2,001	2,556,097
Marsh & McLennan Cos., Inc.	75,378	12,554,206
MetLife, Inc.	96,967	5,618,268
Old Republic International Corp.	42,947	1,072,386
Primerica, Inc.	5,736	987,969
Principal Financial Group, Inc.	36,178	2,688,749
Progressive Corp. (The)	87,630	12,536,348
Prudential Financial, Inc.	57,669	4,771,533
Reinsurance Group of America, Inc.	11,341	1,505,631
RenaissanceRe Holdings, Ltd.	7,066	1,415,602
RLI Corp.	4,743	630,392
Ryan Specialty Holdings, Inc.(1)	10,000	402,400
Selective Insurance Group, Inc.	8,916	849,962
Travelers Cos., Inc. (The)	35,348	6,059,001
Unum Group	26,123	1,033,426
W.R. Berkley Corp.	31,841	1,982,421
Willis Towers Watson PLC	16,915	3,930,708
		$ 100,026,963
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	1,337,168	$ 138,704,437
IAC, Inc.(1)	12,541	647,115
Match Group, Inc.(1)	34,813	1,336,471
Pinterest, Inc., Class A(1)	74,626	2,035,051
Snap, Inc., Class A(1)	139,856	1,567,786
Security	Shares	Value
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc., Class A(1)	36,468	$ 901,124
		$ 145,191,984
IT Services — 1.7%
Accenture PLC, Class A	86,626	$ 24,758,577
Akamai Technologies, Inc.(1)	21,008	1,644,926
Amdocs, Ltd.	14,063	1,350,470
Cloudflare, Inc., Class A(1)	36,158	2,229,502
Cognizant Technology Solutions Corp., Class A	70,053	4,268,329
DXC Technology Co.(1)	27,082	692,216
EPAM Systems, Inc.(1)	7,499	2,242,201
Gartner, Inc.(1)	10,259	3,342,074
International Business Machines Corp.	119,851	15,711,268
MongoDB, Inc.(1)	8,773	2,045,162
Okta, Inc.(1)	19,582	1,688,752
Snowflake, Inc., Class A(1)	35,444	5,468,655
Thoughtworks Holding, Inc.(1)	20,000	147,200
Twilio, Inc., Class A(1)	23,304	1,552,746
VeriSign, Inc.(1)	12,043	2,545,047
		$ 69,687,125
Leisure Products — 0.1%
Brunswick Corp.	13,999	$ 1,147,918
Hasbro, Inc.	15,358	824,571
Mattel, Inc.(1)	49,315	907,889
		$ 2,880,378
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(1)	11,756	$ 655,867
Agilent Technologies, Inc.	46,088	6,375,814
Avantor, Inc.(1)	114,522	2,420,995
Azenta, Inc.(1)	12,353	551,191
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,562,563
Bio-Techne Corp.	25,248	1,873,149
Bruker Corp.	18,228	1,437,095
Charles River Laboratories International, Inc.(1)	7,469	1,507,394
Danaher Corp.	100,399	25,304,564
Illumina, Inc.(1)	24,639	5,729,799
IQVIA Holdings, Inc.(1)	28,656	5,699,392
Medpace Holdings, Inc.(1)	3,135	589,537
Mettler-Toledo International, Inc.(1)	3,646	5,579,146
PerkinElmer, Inc.	21,586	2,876,550
Repligen Corp.(1)	8,424	1,418,265
Syneos Health, Inc.(1)	14,896	530,596
Thermo Fisher Scientific, Inc.	55,183	31,805,826
Waters Corp.(1)	10,180	3,152,033

12
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	11,343	$ 3,930,009
		$ 102,999,785
Machinery — 3.4%
AGCO Corp.	14,149	$ 1,912,945
Caterpillar, Inc.	83,480	19,103,563
Chart Industries, Inc.(1)	8,366	1,049,096
CNH Industrial NV	186,891	2,853,826
Cummins, Inc.	28,197	6,735,699
Deere & Co.	48,275	19,931,782
Donaldson Co., Inc.	24,605	1,607,691
Dover Corp.	27,739	4,214,664
Evoqua Water Technologies Corp.(1)	24,066	1,196,562
Flowserve Corp.	33,299	1,132,166
Fortive Corp.	72,508	4,942,870
Graco, Inc.	37,412	2,731,450
IDEX Corp.	16,025	3,702,256
Illinois Tool Works, Inc.	61,252	14,911,799
Ingersoll Rand, Inc.	87,528	5,092,379
ITT, Inc.	19,634	1,694,414
Lincoln Electric Holdings, Inc.	12,983	2,195,425
Middleby Corp. (The)(1)	11,897	1,744,219
Nordson Corp.	11,645	2,588,218
Oshkosh Corp.	14,015	1,165,768
Otis Worldwide Corp.	87,007	7,343,391
PACCAR, Inc.	104,229	7,629,563
Parker-Hannifin Corp.	26,022	8,746,254
Pentair PLC	32,829	1,814,459
Snap-on, Inc.	10,690	2,639,254
Stanley Black & Decker, Inc.	30,319	2,443,105
Timken Co. (The)	15,844	1,294,772
Toro Co. (The)	21,586	2,399,500
Watts Water Technologies, Inc., Class A	4,503	757,945
Westinghouse Air Brake Technologies Corp.	38,308	3,871,406
Xylem, Inc.	39,147	4,098,691
		$ 143,545,132
Media — 1.0%
Altice USA, Inc., Class A(1)	28,920	$ 98,906
Cable One, Inc.	504	353,808
Charter Communications, Inc., Class A(1)	13,376	4,783,391
Comcast Corp., Class A	550,571	20,872,147
Interpublic Group of Cos., Inc. (The)	55,503	2,066,932
Liberty Broadband Corp., Class C(1)	18,039	1,473,786
New York Times Co. (The), Class A	28,612	1,112,435
Omnicom Group, Inc.	32,306	3,047,748
Security	Shares	Value
Media (continued)
Paramount Global, Class B	91,715	$ 2,046,162
Sirius XM Holdings, Inc.	77,170	306,365
TEGNA, Inc.	31,824	538,144
Trade Desk, Inc. (The), Class A(1)	55,116	3,357,115
		$ 40,056,939
Metals & Mining — 0.6%
Commercial Metals Co.	39,906	$ 1,951,403
MP Materials Corp.(1)	49,646	1,399,521
Nucor Corp.	65,038	10,046,420
Reliance Steel & Aluminum Co.	19,125	4,910,153
Steel Dynamics, Inc.	57,388	6,488,287
		$ 24,795,784
Multi-Utilities — 1.1%
Ameren Corp.	45,220	$ 3,906,556
Black Hills Corp.	11,410	719,971
CMS Energy Corp.	50,324	3,088,887
Consolidated Edison, Inc.	61,580	5,891,359
Dominion Energy, Inc.	144,778	8,094,538
DTE Energy Co.	35,458	3,884,069
NiSource, Inc.	70,238	1,963,854
Public Service Enterprise Group, Inc.	86,493	5,401,488
Sempra Energy	54,560	8,247,290
WEC Energy Group, Inc.	54,708	5,185,771
		$ 46,383,783
Oil, Gas & Consumable Fuels — 0.0%(3)
Enviva, Inc.(2)	7,500	$ 216,600
New Fortress Energy, Inc.(2)	25,673	755,556
		$ 972,156
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$ 447,124
		$ 447,124
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$ 809,744
American Airlines Group, Inc.(1)	88,283	1,302,174
Delta Air Lines, Inc.(1)	93,279	3,257,303
Southwest Airlines Co.	83,589	2,719,986
		$ 8,089,207
Personal Care Products — 0.2%
Coty, Inc., Class A(1)	59,093	$ 712,661
Estee Lauder Cos., Inc. (The), Class A	28,678	7,067,980

13
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products (continued)
Olaplex Holdings, Inc.(1)	15,000	$ 64,050
		$ 7,844,691
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	327,268	$ 22,682,945
Catalent, Inc.(1)	26,317	1,729,290
Elanco Animal Health, Inc.(1)	74,870	703,778
Eli Lilly & Co.	116,013	39,841,185
Jazz Pharmaceuticals PLC(1)	10,110	1,479,396
Merck & Co., Inc.	345,765	36,785,938
Organon & Co.	37,716	887,080
Perrigo Co. PLC	17,537	629,052
Pfizer, Inc.	789,859	32,226,247
Royalty Pharma PLC, Class A	62,154	2,239,409
Zoetis, Inc.	74,231	12,355,008
		$ 151,559,328
Professional Services — 1.1%
Alight, Inc., Class A(1)	50,000	$ 460,500
ASGN, Inc.(1)	5,598	462,787
Automatic Data Processing, Inc.	54,128	12,050,517
Booz Allen Hamilton Holding Corp.	20,158	1,868,445
Broadridge Financial Solutions, Inc.	16,128	2,363,881
Concentrix Corp.	7,077	860,209
CoStar Group, Inc.(1)	58,315	4,014,988
Dun & Bradstreet Holdings, Inc.	29,876	350,744
Equifax, Inc.	17,539	3,557,611
ExlService Holdings, Inc.(1)	4,250	687,777
Exponent, Inc.	5,782	576,408
FTI Consulting, Inc.(1)	6,057	1,195,349
Genpact, Ltd.	18,622	860,709
ManpowerGroup, Inc.	8,973	740,542
Paychex, Inc.	43,069	4,935,277
Robert Half International, Inc.	16,715	1,346,727
Science Applications International Corp.	8,747	939,953
SS&C Technologies Holdings, Inc.	27,152	1,533,273
TransUnion	28,510	1,771,611
TriNet Group, Inc.(1)	6,210	500,588
Verisk Analytics, Inc.	22,163	4,252,193
		$ 45,330,089
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	54,412	$ 3,961,738
Howard Hughes Corp. (The)(1)	8,109	648,720
Jones Lang LaSalle, Inc.(1)	7,080	1,030,069
Security	Shares	Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C(1)	20,583	$ 915,326
		$ 6,555,853
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.(1)	209,310	$ 20,514,473
Allegro MicroSystems, Inc.(1)	3,950	189,561
Amkor Technology, Inc.	7,055	183,571
Analog Devices, Inc.	66,222	13,060,303
Applied Materials, Inc.	109,436	13,442,024
Broadcom, Inc.	53,883	34,568,100
Cirrus Logic, Inc.(1)	7,380	807,224
Enphase Energy, Inc.(1)	16,417	3,452,167
Entegris, Inc.	17,978	1,474,376
First Solar, Inc.(1)	12,403	2,697,653
GlobalFoundries, Inc.(1)	8,119	586,029
Intel Corp.	542,432	17,721,253
KLA Corp.	18,440	7,360,695
Lam Research Corp.	17,529	9,292,473
Lattice Semiconductor Corp.(1)	20,071	1,916,781
Marvell Technology, Inc.	115,641	5,007,255
Microchip Technology, Inc.	72,899	6,107,478
Micron Technology, Inc.	141,625	8,545,653
MKS Instruments, Inc.	11,984	1,062,022
Monolithic Power Systems, Inc.	6,252	3,129,376
NVIDIA Corp.	295,415	82,057,425
ON Semiconductor Corp.(1)	57,497	4,733,153
Power Integrations, Inc.	6,062	513,088
Qorvo, Inc.(1)	11,584	1,176,587
QUALCOMM, Inc.	148,361	18,927,896
Semtech Corp.(1)	8,401	202,800
Silicon Laboratories, Inc.(1)	4,402	770,746
Skyworks Solutions, Inc.	20,197	2,382,842
SolarEdge Technologies, Inc.(1)	6,827	2,075,067
Synaptics, Inc.(1)	5,179	575,646
Teradyne, Inc.	21,147	2,273,514
Texas Instruments, Inc.	118,817	22,101,150
Universal Display Corp.	6,342	983,834
Wolfspeed, Inc.(1)(2)	14,678	953,336
		$ 290,845,551
Software — 10.6%
Adobe, Inc.(1)	60,509	$ 23,318,353
Altair Engineering, Inc., Class A(1)	4,845	349,373
ANSYS, Inc.(1)	12,101	4,027,213
AppLovin Corp., Class A(1)	14,676	231,147
Aspen Technology, Inc.(1)	3,986	912,276

14
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Autodesk, Inc.(1)	27,405	$ 5,704,625
BILL Holdings, Inc.(1)	14,150	1,148,131
Black Knight, Inc.(1)	17,171	988,363
Blackline, Inc.(1)	6,869	461,253
Cadence Design Systems, Inc.(1)	35,332	7,422,900
Ceridian HCM Holding, Inc.(1)	19,247	1,409,265
Clear Secure, Inc., Class A	10,000	261,700
Confluent, Inc., Class A(1)	18,851	453,744
CrowdStrike Holdings, Inc., Class A(1)	26,655	3,658,665
Datadog, Inc., Class A(1)	33,156	2,409,115
DocuSign, Inc.(1)	26,144	1,524,195
Dolby Laboratories, Inc., Class A	6,538	558,476
Dropbox, Inc., Class A(1)	37,922	819,874
Dynatrace, Inc.(1)	28,054	1,186,684
Elastic NV(1)	8,376	484,970
Fair Isaac Corp.(1)	3,886	2,730,653
Five9, Inc.(1)	8,046	581,645
Fortinet, Inc.(1)	93,780	6,232,619
Gen Digital, Inc.	83,482	1,432,551
Guidewire Software, Inc.(1)	13,354	1,095,696
HubSpot, Inc.(1)	6,360	2,726,850
Informatica, Inc., Class A(1)	13,900	227,960
Intuit, Inc.	35,801	15,961,160
Manhattan Associates, Inc.(1)	6,811	1,054,683
Microsoft Corp.	860,637	248,121,647
NCR Corp.(1)	21,903	516,692
Oracle Corp.	204,156	18,970,176
Palo Alto Networks, Inc.(1)	38,607	7,711,362
Paycom Software, Inc.(1)	7,048	2,142,662
Paycor HCM, Inc.(1)	10,000	265,200
Paylocity Holding Corp.(1)	5,269	1,047,372
PTC, Inc.(1)	15,079	1,933,580
Qualtrics International, Inc., Class A(1)	20,000	356,600
Qualys, Inc.(1)	4,602	598,352
Rapid7, Inc.(1)	9,112	418,332
RingCentral, Inc., Class A(1)	12,095	370,954
Roper Technologies, Inc.	14,042	6,188,169
Salesforce, Inc.(1)	127,890	25,549,864
SentinelOne, Inc., Class A(1)	22,483	367,822
ServiceNow, Inc.(1)	26,419	12,277,438
Smartsheet, Inc., Class A(1)	15,781	754,332
Splunk, Inc.(1)	19,469	1,866,688
Synopsys, Inc.(1)	20,363	7,865,209
Tenable Holdings, Inc.(1)	12,123	575,964
Tyler Technologies, Inc.(1)	4,951	1,755,823
VMware, Inc., Class A(1)	29,202	3,645,870
Workday, Inc., Class A(1)	26,925	5,561,089
Security	Shares	Value
Software (continued)
Zoom Video Communications, Inc., Class A(1)	26,522	$ 1,958,384
Zscaler, Inc.(1)	11,669	1,363,289
		$ 441,557,009
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	8,266	$ 1,005,228
AutoNation, Inc.(1)	4,563	613,085
AutoZone, Inc.(1)	2,425	5,961,014
Bath & Body Works, Inc.	29,800	1,090,084
Best Buy Co., Inc.	27,333	2,139,354
Burlington Stores, Inc.(1)	8,582	1,734,422
CarMax, Inc.(1)	19,883	1,278,079
Carvana Co.(1)(2)	10,273	100,573
Chewy, Inc., Class A(1)(2)	9,570	357,727
Dick's Sporting Goods, Inc.	7,829	1,110,857
Five Below, Inc.(1)	6,997	1,441,172
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,223,232
GameStop Corp., Class A(1)	31,480	724,670
Gap, Inc. (The)	29,888	300,075
Home Depot, Inc. (The)	128,636	37,963,056
Lithia Motors, Inc., Class A	3,411	780,880
Lowe's Cos., Inc.	77,010	15,399,690
O'Reilly Automotive, Inc.(1)	7,600	6,452,248
Penske Automotive Group, Inc.	4,680	663,671
Petco Health & Wellness Co., Inc.(1)	20,000	180,000
RH (1)	2,425	590,609
Ross Stores, Inc.	43,372	4,603,070
TJX Cos., Inc. (The)	146,972	11,516,726
Tractor Supply Co.	14,803	3,479,297
Ulta Beauty, Inc.(1)	6,741	3,678,361
Wayfair, Inc., Class A(1)	8,757	300,715
Williams-Sonoma, Inc.	10,113	1,230,348
		$ 105,918,243
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	1,841,706	$ 303,697,319
Dell Technologies, Inc., Class C	26,530	1,066,771
Hewlett Packard Enterprise Co.	173,474	2,763,441
HP, Inc.	123,530	3,625,606
NetApp, Inc.	29,320	1,872,082
Pure Storage, Inc., Class A(1)	33,965	866,447
Seagate Technology Holdings PLC	25,712	1,700,077
Western Digital Corp.(1)	43,838	1,651,378
		$ 317,243,121

15
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings, Ltd.(1)	13,279	$ 624,113
Columbia Sportswear Co.	2,145	193,565
Deckers Outdoor Corp.(1)	2,825	1,269,979
Hanesbrands, Inc.(2)	49,516	260,454
Levi Strauss & Co., Class A	7,415	135,175
lululemon Athletica, Inc.(1)	14,379	5,236,688
NIKE, Inc., Class B	153,868	18,870,372
PVH Corp.	9,809	874,570
Ralph Lauren Corp.	4,524	527,815
Skechers USA, Inc., Class A(1)	20,147	957,385
Tapestry, Inc.	30,789	1,327,314
Under Armour, Inc., Class A(1)	22,834	216,695
VF Corp.	41,223	944,419
		$ 31,438,544
Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,419	$ 685,786
Beacon Roofing Supply, Inc.(1)	3,873	227,926
Core & Main, Inc., Class A(1)	12,500	288,750
Fastenal Co.	71,936	3,880,228
MSC Industrial Direct Co., Inc., Class A	7,733	649,572
SiteOne Landscape Supply, Inc.(1)	6,263	857,217
United Rentals, Inc.	13,924	5,510,562
Univar Solutions, Inc.(1)	28,820	1,009,564
W.W. Grainger, Inc.	5,410	3,726,462
WESCO International, Inc.	6,903	1,066,790
		$ 17,902,857
Water Utilities — 0.1%
American Water Works Co., Inc.	31,519	$ 4,617,218
Essential Utilities, Inc.	41,643	1,817,717
		$ 6,434,935
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	78,518	$ 11,372,547
		$ 11,372,547
Total Common Stocks (identified cost $2,721,583,218)		$4,174,256,255

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	1,983,313	$ 1,983,313
Total Affiliated Fund (identified cost $1,983,313)		$ 1,983,313
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	2,182,554	$ 2,182,554
Total Securities Lending Collateral (identified cost $2,182,554)		$ 2,182,554
Total Short-Term Investments (identified cost $4,165,867)		$ 4,165,867
Total Investments — 99.9% (identified cost $2,725,756,851)		$4,178,429,888
Other Assets, Less Liabilities — 0.1%		$ 3,654,386
Net Assets — 100.0%		$4,182,084,274

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $4,721,309.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

16
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
CVR	– Contingent Value Rights
17
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,723,773,538) - including $4,721,309 of securities on loan	$ 4,176,446,575
Investments in securities of affiliated issuers, at value (identified cost $1,983,313)	1,983,313
Cash	210
Receivable for investments sold	464,259
Receivable for capital shares sold	7,531,395
Dividends and interest receivable	2,740,270
Dividends receivable - affiliated	30,559
Securities lending income receivable	44,373
Receivable from affiliate	405,677
Directors' deferred compensation plan	650,005
Total assets	$4,190,296,636
Liabilities
Payable for capital shares redeemed	$ 3,678,295
Deposits for securities loaned	2,182,554
Payable to affiliates:
Investment advisory fee	410,421
Administrative fee	411,533
Distribution and service fees	190,202
Sub-transfer agency fee	24,628
Directors' deferred compensation plan	650,005
Accrued expenses	664,724
Total liabilities	$ 8,212,362
Net Assets	$4,182,084,274
Sources of Net Assets
Paid-in capital	$ 2,795,571,431
Distributable earnings	1,386,512,843
Net Assets	$4,182,084,274
Class A Shares
Net Assets	$ 653,631,027
Shares Outstanding	18,754,807
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.85
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 36.59
Class C Shares
Net Assets	$ 66,978,613
Shares Outstanding	2,051,210
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 32.65
Class I Shares
Net Assets	$ 2,242,411,707
Shares Outstanding	62,604,673
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.82
18
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 1,219,062,927
Shares Outstanding	34,076,049
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $6,750)	$ 30,912,283
Dividend income - affiliated issuers	119,058
Interest income	4,158
Securities lending income, net	175,697
Total investment income	$ 31,211,196
Expenses
Investment advisory fee	$ 2,361,594
Administrative fee	2,361,594
Distribution and service fees:
Class A	783,147
Class C	334,532
Directors' fees and expenses	134,049
Custodian fees	30,296
Transfer agency fees and expenses	1,106,718
Accounting fees	321,970
Professional fees	69,039
Registration fees	83,811
Reports to shareholders	70,592
Miscellaneous	78,169
Total expenses	$ 7,735,511
Waiver and/or reimbursement of expenses by affiliate	$ (2,166,898)
Net expenses	$ 5,568,613
Net investment income	$ 25,642,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,704,471
Net realized gain	$ 1,704,471
Change in unrealized appreciation (depreciation):
Investment securities	$ 526,681,058
Net change in unrealized appreciation (depreciation)	$526,681,058
Net realized and unrealized gain	$528,385,529
Net increase in net assets from operations	$554,028,112
20
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 25,642,583	$ 46,270,594
Net realized gain (loss)	1,704,471	(49,030,028)
Net change in unrealized appreciation (depreciation)	526,681,058	(901,328,012)
Net increase (decrease) in net assets from operations	$ 554,028,112	$ (904,087,446)
Distributions to shareholders:
Class A	$ (5,755,550)	$ (6,521,368)
Class C	(77,603)	(250,662)
Class I	(23,911,504)	(32,895,988)
Class R6	(13,728,521)	(11,820,048)
Total distributions to shareholders	$ (43,473,178)	$ (51,488,066)
Capital share transactions:
Class A	$ (294,818)	$ 37,307,207
Class C	(6,147,512)	(2,919,441)
Class I	(62,092,137)	(357,483,926)
Class R6	134,587,024	190,149,405
Net increase (decrease) in net assets from capital share transactions	$ 66,052,557	$ (132,946,755)
Net increase (decrease) in net assets	$ 576,607,491	$(1,088,522,267)
Net Assets
At beginning of period	$ 3,605,476,783	$ 4,693,999,050
At end of period	$4,182,084,274	$ 3,605,476,783
21
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 30.51	$ 38.30	$ 29.75	$ 24.79	$ 24.66	$ 21.41
Income (Loss) From Operations
Net investment income(1)	$ 0.18	$ 0.30	$ 0.28	$ 0.30	$ 0.29	$ 0.27
Net realized and unrealized gain (loss)	4.46	(7.74)	8.53	4.91	0.69	3.46
Total income (loss) from operations	$ 4.64	$ (7.44)	$ 8.81	$ 5.21	$ 0.98	$ 3.73
Less Distributions
From net investment income	$ (0.30)	$ (0.25)	$ (0.26)	$ (0.25)	$ (0.22)	$ (0.25)
From net realized gain	—	(0.10)	—	—	(0.63)	(0.23)
Total distributions	$ (0.30)	$ (0.35)	$ (0.26)	$ (0.25)	$ (0.85)	$ (0.48)
Net asset value — End of period	$ 34.85	$ 30.51	$ 38.30	$ 29.75	$ 24.79	$ 24.66
Total Return(2)	15.28% (3)	(19.64)%	29.75%	21.18%	4.33%	17.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$653,631	$572,693	$686,373	$424,771	$321,690	$291,891
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60% (5)	0.59%	0.59%	0.60%	0.62%	0.65%
Net expenses	0.49% (5)(6)	0.49% (6)	0.49%	0.49%	0.51%	0.54%
Net investment income	1.09% (5)	0.82%	0.77%	1.14%	1.24%	1.19%
Portfolio Turnover	4% (3)	13%	10%	10%	17%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
22
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 28.46	$ 35.78	$ 27.82	$ 23.21	$ 23.16	$ 20.16
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.02	$ 0.01	$ 0.10	$ 0.11	$ 0.09
Net realized and unrealized gain (loss)	4.18	(7.24)	7.98	4.60	0.64	3.26
Total income (loss) from operations	$ 4.23	$ (7.22)	$ 7.99	$ 4.70	$ 0.75	$ 3.35
Less Distributions
From net investment income	$ (0.04)	$ (0.00)(2)	$ (0.03)	$ (0.09)	$ (0.07)	$ (0.12)
From net realized gain	—	(0.10)	—	—	(0.63)	(0.23)
Total distributions	$ (0.04)	$ (0.10)	$ (0.03)	$ (0.09)	$ (0.70)	$ (0.35)
Net asset value — End of period	$ 32.65	$ 28.46	$ 35.78	$ 27.82	$ 23.21	$ 23.16
Total Return(3)	14.85% (4)	(20.24)%	28.73%	20.30%	3.55%	16.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,979	$63,985	$84,005	$61,503	$57,167	$61,814
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.35% (6)	1.35%	1.34%	1.35%	1.38%	1.40%
Net expenses	1.24% (6)(7)	1.24% (7)	1.24%	1.24%	1.26%	1.29%
Net investment income	0.35% (6)	0.07%	0.03%	0.40%	0.49%	0.44%
Portfolio Turnover	4% (4)	13%	10%	10%	17%	28%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
23
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 31.38	$ 39.37	$ 30.56	$ 25.46	$ 25.29	$ 21.94
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.40	$ 0.38	$ 0.38	$ 0.36	$ 0.36
Net realized and unrealized gain (loss)	4.60	(7.95)	8.75	5.03	0.72	3.54
Total income (loss) from operations	$ 4.83	$ (7.55)	$ 9.13	$ 5.41	$ 1.08	$ 3.90
Less Distributions
From net investment income	$ (0.39)	$ (0.34)	$ (0.32)	$ (0.31)	$ (0.28)	$ (0.32)
From net realized gain	—	(0.10)	—	—	(0.63)	(0.23)
Total distributions	$ (0.39)	$ (0.44)	$ (0.32)	$ (0.31)	$ (0.91)	$ (0.55)
Net asset value — End of period	$ 35.82	$ 31.38	$ 39.37	$ 30.56	$ 25.46	$ 25.29
Total Return(2)	15.46% (3)	(19.45)%	30.07%	21.45%	4.68%	18.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,242,412	$2,021,486	$2,916,731	$1,831,859	$1,143,304	$920,394
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.35% (5)	0.34%	0.34%	0.35%	0.37%	0.41%
Net expenses	0.24% (5)(6)	0.24% (6)	0.24%	0.24%	0.22%	0.19%
Net investment income	1.34% (5)	1.06%	1.02%	1.38%	1.52%	1.53%
Portfolio Turnover	4% (3)	13%	10%	10%	17%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
24
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 31.37	$ 39.35	$ 30.55	$ 25.44	$ 25.28	$ 22.09
Income (Loss) From Operations
Net investment income(2)	$ 0.24	$ 0.43	$ 0.39	$ 0.39	$ 0.37	$ 0.37
Net realized and unrealized gain (loss)	4.58	(7.96)	8.74	5.04	0.72	3.37
Total income (loss) from operations	$ 4.82	$ (7.53)	$ 9.13	$ 5.43	$ 1.09	$ 3.74
Less Distributions
From net investment income	$ (0.42)	$ (0.35)	$ (0.33)	$ (0.32)	$ (0.30)	$ (0.32)
From net realized gain	—	(0.10)	—	—	(0.63)	(0.23)
Total distributions	$ (0.42)	$ (0.45)	$ (0.33)	$ (0.32)	$ (0.93)	$ (0.55)
Net asset value — End of period	$ 35.77	$ 31.37	$ 39.35	$ 30.55	$ 25.44	$ 25.28
Total Return(3)	15.46% (4)	(19.42)%	30.12%	21.55%	4.70%	17.21% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,219,063	$947,313	$1,006,890	$630,116	$409,341	$172,944
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.30% (6)	0.29%	0.29%	0.30%	0.32%	0.35% (6)
Net expenses	0.19% (6)(7)	0.19% (7)	0.19%	0.19%	0.19%	0.19% (6)
Net investment income	1.39% (6)	1.13%	1.07%	1.43%	1.55%	1.58% (6)
Portfolio Turnover	4% (4)	13%	10%	10%	17%	28% (8)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2018.
25
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors.  Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
26

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 4,174,256,255(2)	$ —	$ —	$ 4,174,256,255
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	1,983,313	—	—	1,983,313
Securities Lending Collateral	2,182,554	—	—	2,182,554
Total Investments	$4,178,422,122	$ —	$7,766	$4,178,429,888

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $2,361,594.
27

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $4,886 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $2,162,012.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the six months ended March 31, 2023, CRM was paid administrative fees of $2,361,594.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $783,147 and $334,532 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $30,181 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $4,470 of contingent deferred sales charges paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $11,967.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $79,848 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $211,004,212 and $168,324,186, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $43,246,622 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $43,246,622 are short-term.
28

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,763,606,183
Gross unrealized appreciation	$ 1,557,406,432
Gross unrealized depreciation	(142,582,727)
Net unrealized appreciation	$1,414,823,705
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $4,721,309 and the total value of collateral received was $4,690,310, comprised of cash of $2,182,554 and U.S. government and/or agencies securities of $2,507,756.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,182,554	$ —	$ —	$ —	$2,182,554
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
29

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,983,313, which represents 0.1% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,102,248	$188,360,700	$(189,479,635)	$ —	$ —	$1,983,313	$119,058	1,983,313
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,511,880	$ 50,538,961	4,602,796	$ 172,196,089
Reinvestment of distributions	162,212	5,325,430	149,851	6,030,031
Shares redeemed	(1,692,864)	(56,159,209)	(3,899,745)	(140,918,913)
Net increase (decrease)	(18,772)	$ (294,818)	852,902	$ 37,307,207
Class C
Shares sold	87,893	$ 2,748,955	365,749	$ 13,120,780
Reinvestment of distributions	2,431	74,955	6,448	243,522
Shares redeemed	(287,574)	(8,971,422)	(471,318)	(16,283,743)
Net decrease	(197,250)	$ (6,147,512)	(99,121)	$ (2,919,441)
Class I
Shares sold	8,923,263	$ 305,009,128	20,898,948	$ 794,358,751
Reinvestment of distributions	671,490	22,642,643	762,717	31,507,827
Shares redeemed	(11,409,422)	(389,743,908)	(31,324,553)	(1,183,350,504)
Net decrease	(1,814,669)	$ (62,092,137)	(9,662,888)	$ (357,483,926)
Class R6
Shares sold	5,766,589	$ 199,291,266	11,519,418	$ 439,156,672
Reinvestment of distributions	368,142	12,395,325	254,065	10,487,823
Shares redeemed	(2,258,309)	(77,099,567)	(7,159,165)	(259,495,090)
Net increase	3,876,422	$ 134,587,024	4,614,318	$ 190,149,405
30

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188     3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023